UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22796

Fidelity Merrimack Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2020

Item 1.	Reports to Stockholders

Fidelity® Corporate Bond ETF
Fidelity® Limited Term Bond ETF
Fidelity® Low Duration Bond Factor ETF
Fidelity® Total Bond ETF
Annual Report
August 31, 2020

See the inside front cover for important information
about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.
You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.
Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose ‘no’ under Required Disclosures to continue print)	1-800-343-0860

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.
© 2020 FMR LLC. All Rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.
3

Note to Shareholders:
Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.
In the weeks following the end of this reporting period, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are "exogenous shocks" that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.
Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.
4

Market Recap
U.S. taxable investment-grade bonds rose strongly for the 12 months ending August 31, 2020, led by corporate bonds early and late in the period, and by U.S. Treasuries in March, as investors sought safer havens amid the market shock of the coronavirus pandemic. The Bloomberg Barclays U.S. Aggregate Bond Index gained 6.47% for the year. Corporate bonds advanced through January 2020, as spreads remained narrow and market yields held roughly steady. Yields then plunged in February and spreads widened due to robust investor demand for relatively safer assets – especially U.S. Treasury bonds – as the outbreak and spread of the coronavirus threatened global economic growth and corporate earnings, leading to pockets of market illiquidity in March. Aggressive intervention by the U.S. Federal Reserve boosted liquidity and led to a broad rally for fixed-income assets from April through July. Yields then rose and spreads widened in August, amid strong issuance of new corporate bonds. Within the Bloomberg Barclays index, corporate bonds gained 7.50% for the period, topping the 6.98% advance of U.S. Treasuries. Conversely, agency mortgage-backed securities (+4.54%) lagged the broader market, as did other securitized sectors. Outside the index, U.S. corporate high-yield bonds gained 3.62%, while Treasury Inflation-Protected Securities (TIPS) rose 8.99%.
5

Fidelity® Corporate Bond ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® Corporate Bond ETF, with comparisons over different time periods to the fund’s relevant benchmark. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/actively-managed-fixed-income-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended August 31, 2020
Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of fund
Fidelity Corporate Bond ETF – NAVA	8.06%	6.22%	5.20%
Fidelity Corporate Bond ETF – Market PriceB	8.21%	6.29%	5.13%
Bloomberg Barclays U.S. Credit Bond IndexA	7.10%	5.91%	5.02%
Average annual total returns represent just that – the average return on an annual basis for Fidelity® Corporate Bond ETF and the fund’s benchmark, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From October 6, 2014.
B	From October 9, 2014, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity Corporate Bond ETF – NAV on October 6, 2014, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Credit Bond Index performed over the same period.
6

Fidelity Corporate Bond ETF
Management’s Discussion of Fund Performance
Comments from Co-Portfolio Managers David Prothro and Matthew Bartlett:
For the fiscal year, the fund gained 8.06% at net asset value and 8.21% on a market-price basis, outpacing the 7.10% advance of the benchmark, the Bloomberg Barclays U.S. Credit Bond Index. At the total portfolio level, security selection among investment-grade corporate bonds added the most value versus the benchmark, while sector positioning also meaningfully contributed. Picks within the industrials sector were the biggest contributors, led by selections in consumer-driven groups, along with capital goods and communications. Within financials, an overweighted allocation to banks also notably aided performance. Outside of corporate credit, an out-of-benchmark allocation to U.S. Treasuries – held for liquidity purposes – and underweighted exposure to government-agency securities provided a further boost to relative performance. On the downside, small positions in transportation and finance companies moderately detracted versus the benchmark. In financials, overall positioning in REITs (real estate investment trusts) was a further moderate detractor. A modest allocation to cash – also held for liquidity reasons – dampened performance in a rallying market. As of August 31, given tighter credit spreads and fewer compelling investment opportunities, the fund was positioned somewhat cautiously.
Note to shareholders: On October 1, 2019, Ben Tarlow assumed co-management responsibilities for the fund, joining David Prothro and Matthew Bartlett. On October 1, 2020, Jay Small assumed co-management responsibilities for the fund
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
7

Fidelity Corporate Bond ETF
Investment Summary (Unaudited)

Quality Diversification as of August 31, 2020
We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of August 31, 2020
* Foreign investments – 15.1%

8

Fidelity® Limited Term Bond ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® Limited Term Bond ETF, with comparisons over different time periods to the fund’s relevant benchmarks. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/actively-managed-fixed-income-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended August 31, 2020
Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of fund
Fidelity Limited Term Bond ETF – NAVA	5.04%	3.11%	2.83%
Fidelity Limited Term Bond ETF – Market PriceB	5.10%	3.05%	2.79%
Bloomberg Barclays U.S. 1-5 Year Government/Credit Bond IndexA	4.72%	2.69%	2.49%
Fidelity Limited Term Composite IndexSM A	5.03%	3.15%	2.87%
Bloomberg Barclays U.S. 1-5 Year Credit Bond IndexA	5.16%	3.36%	3.04%
Bloomberg Barclays U.S. 1-5 Year Government Bond IndexA	4.40%	2.31%	2.18%
Average annual total returns represent just that – the average return on an annual basis for Fidelity® Limited Term Bond ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From October 6, 2014.
B	From October 9, 2014, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity Limited Term Bond ETF – NAV on October 6, 2014, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. 1-5 Year Government/Credit Bond Index performed over the same period.
9

Fidelity Limited Term Bond ETF
Management’s Discussion of Fund Performance
Comments from Co-Portfolio Manager Rob Galusza:
For the fiscal year, the fund gained 5.04% based on net asset value and 5.10% on a market-price basis. Each performed about in line net of fees, with the 5.03% advance of the Fidelity Limited Term Composite IndexSM and topped the Lipper peer group average. Sector allocations aided the fund’s relative result, including our decisions to overweight corporate bonds, underweight U.S. Treasury securities and hold a non-index stake in Treasury futures. Among corporates, overweighting the bonds of communications firms and consumer companies while underweighting bonds in the basic industry segment added value, as did picks among the bonds of energy firms and financial institutions. Non-index stakes in commercial mortgage-backed securities, mortgage-backed securities, and asset-backed securities made a relative contribution as well. Conversely, a small stake in firms tied to aviation, which faced pressure as flight volumes ebbed due to the spread of COVID-19, stood out to the downside.
Note to Shareholders: On December 1, 2020, Julian Potenza will assume co-management responsibilities for the fund, succeeding David Prothro.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
10

Fidelity Limited Term Bond ETF
Investment Summary (Unaudited)

Quality Diversification as of August 31, 2020
We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of August 31, 2020
* Foreign investments – 14.2%

11

Fidelity® Low Duration Bond Factor ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® Low Duration Bond Factor ETF, with comparisons over different time periods to the fund’s relevant benchmark. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on Cboe BZX Exchange, Inc. (CboeBZX) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on CboeBZX. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/actively-managed-fixed-income-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended August 31, 2020
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Low Duration Bond Factor ETF – NAVA	2.48%	3.23%
Fidelity Low Duration Bond Factor ETF – Market PriceB	2.55%	3.30%
Fidelity Low Duration Investment Grade Factor IndexA	2.83%	3.50%
Average annual total returns represent just that – the average return on an annual basis for Fidelity® Low Duration Bond Factor ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From June 12, 2018.
B	From June 14, 2018, date initially listed on the CboeBZX exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity Low Duration Bond Factor ETF – NAV on June 12, 2018, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity Low Duration Investment Grade Factor Index performed over the same period.
12

Fidelity Low Duration Bond Factor ETF
Management’s Discussion of Fund Performance
Comments from Co-Portfolio Managers Brandon Bettencourt and Jay Small:
For the fiscal year ending August 31, 2010, the fund returned 2.48%, lagging, net of fees, the 2.83% return of the benchmark, the Fidelity Low Duration Investment Grade Factor Index. In managing the fund, our goal is to produce monthly returns, before expenses, that closely match the benchmark return. Given the large number of securities in the index and the significant cost and liquidity challenges associated with full replication of the index, we use “statistical sampling” techniques in constructing the portfolio. This approach involves defining and maintaining a subset of constituent securities that, in aggregate, mirrors the chief characteristics of the index – including maturity, duration, sector allocation, credit quality and other factors. The fund's performance versus the benchmark can be impacted by "pricing basis." The fund is typically priced at 4:00 p.m. Eastern time, while the benchmark is priced at 3:00 p.m. Eastern. For this 12-month reporting period, pricing differences also detracted from the fund’s performance versus the benchmark. Additionally, relative performance was hurt by losses we incurred when we sold holdings to meet shareholder redemptions during volatile market conditions in March 2020.
Note to shareholders: On October 1, 2020, Richard Munclinger will assume co-management responsibilities for the fund, succeeding Jay Small.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
13

Fidelity Low Duration Bond Factor ETF
Investment Summary (Unaudited)

Top Five Holdings as of August 31, 2020
(by issuer, excluding cash equivalents)	% of fund’s net assets
U.S. Treasury Notes	8.8
The Goldman Sachs Group, Inc.	4.1
Morgan Stanley	3.6
Wells Fargo & Co.	3.0
Citigroup, Inc.	2.7
22.2

Top Five Market Sectors as of August 31, 2020
% of fund's net assets
Financials	59.9
Energy	3.7
Industrials	3.7
Communication Services	3.6
Consumer Discretionary	3.5
Quality Diversification as of August 31, 2020
We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of August 31, 2020
* Foreign investments – 31.1%

14

Fidelity® Total Bond ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® Total Bond ETF, with comparisons over different time periods to the fund’s relevant benchmarks. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/actively-managed-fixed-income-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended August 31, 2020
Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of fund
Fidelity Total Bond ETF – NAVA	8.10%	5.12%	4.46%
Fidelity Total Bond ETF – Market PriceB	8.22%	5.11%	4.41%
Bloomberg Barclays U.S. Aggregate Bond IndexA	6.47%	4.33%	3.95%
Bloomberg Barclays U.S. Universal Bond IndexA	6.41%	4.61%	4.13%
Average annual total returns represent just that – the average return on an annual basis for Fidelity® Total Bond ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From October 6, 2014.
B	From October 9, 2014, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity Total Bond ETF – NAV on October 6, 2014, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.
15

Fidelity Total Bond ETF
Management’s Discussion of Fund Performance
Comments from Co-Portfolio Managers Celso Munoz and Ford O'Neil:
For the fiscal year, the fund gained 8.10% at net asset value and 8.22% on a market-price basis, outpacing, net of fees, the 6.47% advance of the benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. Positioning among investment-grade corporate bonds, including our decision to add to this asset class beginning in March, added notable relative value. Security selection among investment-grade corporates also produced a positive relative result, partly due to spring 2020 additions of high-quality names including Coca-Cola, Pepsi, Boeing, Disney, Comcast, Wells Fargo and Berkshire Hathaway Energy. By period end, we reduced the fund's investment-grade corporate holdings. Underweighting U.S. Treasuries also boosted the fund's relative return, as did a non-benchmark position in Treasury Inflation-Protected Securities (TIPS) and spring additions of higher-quality sovereign debt from Qatar and Abu Dhabi. Conversely, allocations to high-yield securities and lower-quality emerging markets debt detracted. Certain holdings tied to energy, as well as bonds and asset-backed securities, including collateralized loan obligations, backed by airline leasess, also hurt.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
16

Fidelity Total Bond ETF
Investment Summary (Unaudited)

Quality Diversification as of August 31, 2020
We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of August 31, 2020
Percentages shown as 0.0% may reflect amounts less than 0.05%.
* Foreign investments – 12.0%

17

Fidelity® Corporate Bond ETF
Schedule of Investments August 31, 2020
Showing Percentage of Net Assets
Nonconvertible Bonds – 89.6%
	Principal Amount	Value
COMMUNICATION SERVICES – 7.5%
Diversified Telecommunication Services – 2.5%
AT&T, Inc.:
4.30% 2/15/30	$ 422,000	$ 504,146
4.50% 5/15/35 to 3/9/48	1,584,000	1,861,768
4.90% 6/15/42	162,000	196,729
5.55% 8/15/41	209,000	269,693
Level 3 Financing, Inc. 3.40% 3/1/27 (a)	785,000	845,229
Verizon Communications, Inc.:
4.40% 11/1/34	776,000	968,321
4.522% 9/15/48	430,000	562,553
		5,208,439
Media – 3.5%
CCO Holdings LLC / CCO Holdings Capital Corp. 4.50% 8/15/30 (a)	859,000	908,393
Charter Communications Operating LLC / Charter Communications Operating Capital:
4.20% 3/15/28	162,000	185,436
5.375% 5/1/47	510,000	613,759
Comcast Corp.:
4.50% 1/15/43	506,000	639,613
4.95% 10/15/58	354,000	506,189
Discovery Communications LLC 4.125% 5/15/29	1,077,000	1,230,801
Fox Corp.:
3.50% 4/8/30	546,000	614,422
4.03% 1/25/24	13,000	14,367
4.709% 1/25/29	19,000	22,801
5.476% 1/25/39	18,000	23,784
5.576% 1/25/49	230,000	315,530
Tencent Holdings Ltd. 3.575% 4/11/26 (a)	200,000	222,813
The Walt Disney Co.:
3.80% 3/22/30	385,000	456,090
4.75% 11/15/46	188,000	240,102
Time Warner Cable LLC:
4.50% 9/15/42	53,000	59,142
5.875% 11/15/40	686,000	869,417
7.30% 7/1/38	162,000	230,071
		7,152,730
Wireless Telecommunication Services – 1.5%
Rogers Communications, Inc. 4.30% 2/15/48	100,000	123,540
T-Mobile USA, Inc.:
3.50% 4/15/25 (a)	850,000	939,080
3.75% 4/15/27 (a)	594,000	671,760

	Principal Amount	Value

Vodafone Group PLC:
4.375% 5/30/28	$ 704,000	$842,539
5.25% 5/30/48	430,000	561,507
		3,138,426
TOTAL COMMUNICATION SERVICES		15,499,595
CONSUMER DISCRETIONARY – 5.4%
Automobiles – 0.7%
General Motors Co.:
5.40% 4/1/48	60,000	65,774
5.95% 4/1/49	134,000	157,457
Volkswagen Group of America Finance LLC:
2.70% 9/26/22 (a)	650,000	675,720
4.75% 11/13/28 (a)	550,000	664,952
		1,563,903
Diversified Consumer Services – 0.3%
Ingersoll-Rand Luxembourg Finance S.A. 3.80% 3/21/29	484,000	566,494
Hotels, Restaurants & Leisure – 1.1%
McDonald's Corp.:
3.625% 9/1/49	648,000	723,063
4.875% 12/9/45	550,000	713,573
Starbucks Corp.:
3.80% 8/15/25	446,000	507,631
4.45% 8/15/49	261,000	316,502
		2,260,769
Household Durables – 0.7%
DR Horton, Inc. 2.50% 10/15/24	721,000	768,738
Lennar Corp. 4.875% 12/15/23	337,000	361,433
Toll Brothers Finance Corp. 4.375% 4/15/23	245,000	256,638
		1,386,809
Multiline Retail – 0.5%
Dollar Tree, Inc. 4.00% 5/15/25	834,000	945,243
Specialty Retail – 2.1%
AutoNation, Inc. 4.75% 6/1/30	19,000	22,259
AutoZone, Inc.:
3.125% 4/18/24	585,000	630,864
3.625% 4/15/25	26,000	29,158
Lowe's Cos., Inc.:
3.65% 4/5/29	585,000	677,002
4.375% 9/15/45	324,000	395,123
5.125% 4/15/50	63,000	86,807

See accompanying notes which are an integral part of the financial statements.
18

Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
O'Reilly Automotive, Inc. 4.35% 6/1/28	$ 380,000	$ 449,610
Ross Stores, Inc. 4.60% 4/15/25	422,000	486,121
The Home Depot, Inc. 3.90% 6/15/47	212,000	257,593
The TJX Cos., Inc. 3.75% 4/15/27	1,094,000	1,258,603
		4,293,140
Textiles, Apparel & Luxury Goods – 0.0%
NIKE, Inc.:
3.25% 3/27/40	53,000	59,473
3.375% 3/27/50	42,000	48,068
		107,541
TOTAL CONSUMER DISCRETIONARY		11,123,899
CONSUMER STAPLES – 7.5%
Beverages – 2.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.:
3.65% 2/1/26	430,000	485,693
4.70% 2/1/36	162,000	193,212
Anheuser-Busch InBev Finance, Inc.:
4.70% 2/1/36	188,000	223,119
4.90% 2/1/46	756,000	917,382
Anheuser-Busch InBev Worldwide, Inc.:
3.50% 6/1/30	595,000	681,193
4.90% 1/23/31	261,000	332,491
Constellation Brands, Inc. 2.875% 5/1/30	623,000	670,010
Molson Coors Brewing Co.:
3.00% 7/15/26	585,000	625,022
5.00% 5/1/42	261,000	294,051
		4,422,173
Food & Staples Retailing – 1.6%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (a)	151,000	162,400
Costco Wholesale Corp.:
1.375% 6/20/27	152,000	155,182
1.60% 4/20/30	850,000	870,111
1.75% 4/20/32	330,000	339,782
CVS Health Corp.:
4.78% 3/25/38	226,000	276,835
4.875% 7/20/35	134,000	170,525
5.05% 3/25/48	842,000	1,092,992

	Principal Amount	Value

5.125% 7/20/45	$ 159,000	$ 204,900
		3,272,727
Food Products – 1.5%
Cargill, Inc. 2.125% 4/23/30 (a)	555,000	581,536
Conagra Brands, Inc. 4.60% 11/1/25	785,000	912,240
Kraft Heinz Foods Co. 3.75% 4/1/30 (a)	922,000	984,983
McCormick & Co., Inc. 2.50% 4/15/30	604,000	648,316
		3,127,075
Tobacco – 2.3%
Altria Group, Inc.:
4.25% 8/9/42	55,000	58,148
4.40% 2/14/26	261,000	302,193
4.80% 2/14/29	897,000	1,072,751
BAT Capital Corp. 3.557% 8/15/27	1,026,000	1,121,498
Imperial Brands Finance PLC:
3.50% 7/26/26 (a)	550,000	598,825
4.25% 7/21/25 (a)	250,000	277,948
Reynolds American, Inc.:
4.45% 6/12/25	399,000	454,224
4.85% 9/15/23	803,000	899,259
		4,784,846
TOTAL CONSUMER STAPLES		15,606,821
ENERGY – 8.5%
Energy Equipment & Services – 0.6%
DCP Midstream Operating LP:
3.875% 3/15/23	484,000	490,050
5.125% 5/15/29	395,000	418,704
5.85% 5/21/43 (a)(b)	382,000	295,572
		1,204,326
Oil, Gas & Consumable Fuels – 7.9%
Boardwalk Pipelines LP 3.375% 2/1/23	524,000	536,165
Canadian Natural Resources Ltd.:
3.90% 2/1/25	494,000	538,372
4.95% 6/1/47	134,000	155,487
Cenovus Energy, Inc.:
3.00% 8/15/22	309,000	313,988
4.25% 4/15/27	782,000	750,743
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	299,000	344,951
ConocoPhillips 6.50% 2/1/39	247,000	372,741
See accompanying notes which are an integral part of the financial statements.
19

Fidelity® Corporate Bond ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
ConocoPhillips Holding Co. 6.95% 4/15/29	$ 208,000	$ 290,533
Continental Resources, Inc. 5.00% 9/15/22	157,000	156,882
Enbridge, Inc.:
4.25% 12/1/26	14,000	16,180
5.50% 12/1/46	124,000	164,273
5.75% 7/15/80 (b)	363,000	382,035
Energy Transfer Operating LP:
4.20% 9/15/23	554,000	587,610
4.95% 6/15/28	48,000	51,411
5.80% 6/15/38	123,000	124,209
6.00% 6/15/48	17,000	17,422
Enterprise Products Operating LLC:
4.85% 3/15/44	188,000	216,518
4.90% 5/15/46	167,000	194,864
Equinor ASA 2.375% 5/22/30	422,000	448,118
Hess Corp. 6.00% 1/15/40	461,000	528,386
Magellan Midstream Partners LP 3.25% 6/1/30	667,000	720,758
Marathon Petroleum Corp. 4.75% 9/15/44	261,000	291,535
MPLX LP:
1.75% 3/1/26	601,000	600,818
2.65% 8/15/30	730,000	723,052
4.875% 12/1/24	30,000	33,854
Newfield Exploration Co. 5.625% 7/1/24	324,000	329,354
Occidental Petroleum Corp.:
3 month U.S. LIBOR + 1.250% 1.504% 8/13/21 (b)(c)	111,000	108,545
3 month U.S. LIBOR + 1.450% 1.73% 8/15/22 (b)(c)	580,000	548,347
2.70% 8/15/22	26,000	25,563
2.90% 8/15/24	86,000	79,120
3.20% 8/15/26	12,000	10,522
3.45% 7/15/24	469,000	426,790
3.50% 8/15/29	535,000	460,100
4.30% 8/15/39	5,000	3,850
4.40% 8/15/49	435,000	334,950
Ovintiv, Inc.:
7.20% 11/1/31	246,000	252,167
8.125% 9/15/30	140,000	150,052
Petroleos Mexicanos:
5.35% 2/12/28	394,000	358,540
6.49% 1/23/27 (a)	85,000	83,734
6.50% 3/13/27	200,000	197,100

	Principal Amount	Value

6.875% 8/4/26	$ 75,000	$ 76,294
Phillips 66:
3.70% 4/6/23	11,000	11,840
3.85% 4/9/25	15,000	16,770
Plains All American Pipeline LP / PAA Finance Corp.:
3.65% 6/1/22	109,000	112,041
3.85% 10/15/23	256,000	270,957
4.65% 10/15/25	324,000	353,601
Spectra Energy Partners LP 3.375% 10/15/26	150,000	165,263
Suncor Energy, Inc. 6.85% 6/1/39	86,000	116,567
Sunoco Logistics Partners Operations LP:
4.00% 10/1/27	240,000	246,639
4.25% 4/1/24	212,000	225,384
5.40% 10/1/47	96,000	94,028
The Williams Cos., Inc.:
3.50% 11/15/30	248,000	272,499
5.75% 6/24/44	456,000	546,231
TransCanada PipeLines Ltd. 4.875% 5/15/48	324,000	415,626
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30 (a)	26,000	28,369
Valero Energy Corp. 2.85% 4/15/25	24,000	25,667
Western Midstream Operating LP:
5.05% 2/1/30	1,066,000	1,092,863
5.375% 6/1/21	424,000	428,240
		16,428,518
TOTAL ENERGY		17,632,844
FINANCIALS – 26.9%
Banks – 13.2%
Bank of America Corp.:
2.676% 6/19/41 (b)	937,000	953,090
2.884% 10/22/30 (b)	535,000	581,466
3.194% 7/23/30 (b)	261,000	289,701
3.458% 3/15/25 (b)	309,000	337,642
3.705% 4/24/28 (b)	240,000	271,977
4.20% 8/26/24	245,000	274,564
4.25% 10/22/26	582,000	673,303
4.45% 3/3/26	50,000	57,982
Bank of Ireland Group PLC 4.50% 11/25/23 (a)	600,000	651,172
Barclays PLC:
2.645% 6/24/31 (b)	550,000	558,430
4.836% 5/9/28	415,000	462,746

See accompanying notes which are an integral part of the financial statements.
20

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
5.088% 6/20/30 (b)	$ 200,000	$ 232,203
BBVA USA 2.875% 6/29/22	500,000	514,401
BPCE S.A. 4.875% 4/1/26 (a)	500,000	573,906
Citibank N.A. 3.65% 1/23/24	260,000	285,943
Citigroup, Inc.:
2.572% 6/3/31 (b)	760,000	803,098
2.666% 1/29/31 (b)	535,000	569,654
4.30% 11/20/26	803,000	925,417
4.40% 6/10/25	1,531,000	1,744,702
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	600,000	635,504
4.35% 8/1/25	125,000	139,554
Cooperatieve Rabobank UA:
3.75% 7/21/26	700,000	789,118
4.625% 12/1/23	400,000	445,363
Credit Suisse AG 2.95% 4/9/25	500,000	549,259
Credit Suisse Group Funding Guernsey Ltd. 4.55% 4/17/26	250,000	293,183
Danske Bank A/S 3.001% 9/20/22 (a)(b)	650,000	663,682
Fifth Third Bancorp 8.25% 3/1/38	335,000	555,312
HSBC Holdings PLC:
2.357% 8/18/31 (b)	1,050,000	1,061,619
2.848% 6/4/31 (b)	400,000	419,988
4.041% 3/13/28 (b)	300,000	337,165
JPMorgan Chase & Co.:
2.522% 4/22/31 (b)	1,140,000	1,220,597
2.956% 5/13/31 (b)	107,000	114,875
4.125% 12/15/26	282,000	329,384
4.95% 6/1/45	188,000	257,562
Lloyds Banking Group PLC 2.858% 3/17/23 (b)	700,000	723,218
Natwest Group PLC 2.359% 5/22/24 (b)	215,000	222,584
Royal Bank of Scotland Group PLC 6.00% 12/19/23	700,000	789,210
Santander Holdings USA, Inc.:
3.40% 1/18/23	524,000	549,752
3.50% 6/7/24	484,000	520,653
Standard Chartered PLC 3.785% 5/21/25 (a)(b)	500,000	534,683
SVB Financial Group 3.125% 6/5/30	181,000	201,042

	Principal Amount	Value

Synchrony Bank 3.00% 6/15/22	$ 550,000	$ 568,454
Synovus Financial Corp. 3.125% 11/1/22	381,000	392,906
The Bank of Nova Scotia 4.50% 12/16/25	282,000	327,706
Truist Bank 2.25% 3/11/30	500,000	518,948
Wells Fargo & Co.:
2.164% 2/11/26 (b)	798,000	832,284
4.478% 4/4/31 (b)	1,120,000	1,367,320
4.65% 11/4/44	188,000	228,423
Zions Bancorp N.A. 3.25% 10/29/29	900,000	899,637
		27,250,382
Capital Markets – 3.6%
Ares Capital Corp.:
3.875% 1/15/26	248,000	251,666
4.20% 6/10/24	324,000	335,503
4.25% 3/1/25	382,000	394,281
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	351,000	367,424
3.574% 1/9/23 (a)	250,000	259,575
3.869% 1/12/29 (a)(b)	250,000	280,836
Morgan Stanley:
2.699% 1/22/31 (b)	976,000	1,051,756
3.625% 1/20/27	188,000	213,565
4.35% 9/8/26	451,000	526,493
4.431% 1/23/30 (b)	430,000	518,808
5.00% 11/24/25	535,000	629,096
The Goldman Sachs Group, Inc.:
2.905% 7/24/23 (b)	657,000	684,581
3.50% 11/16/26	182,000	202,972
3.75% 5/22/25 to 2/25/26	374,000	421,246
4.223% 5/1/29 (b)	380,000	446,382
UBS Group AG:
1.008% 7/30/24 (a)(b)	432,000	434,367
3.126% 8/13/30 (a)(b)	500,000	554,981
		7,573,532
Consumer Finance – 3.1%
Ally Financial, Inc.:
3.05% 6/5/23	648,000	672,450
3.875% 5/21/24	133,000	141,591
4.125% 2/13/22	535,000	553,876
5.80% 5/1/25	151,000	174,556
Capital One Financial Corp.:
3.20% 2/5/25	430,000	468,371
3.90% 1/29/24	648,000	708,446
Citizens Bank NA / Providence 2.25% 4/28/25	250,000	266,725
See accompanying notes which are an integral part of the financial statements.
21

Fidelity® Corporate Bond ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Consumer Finance – continued
Discover Bank 2.45% 9/12/24	$ 650,000	$ 688,819
Discover Financial Services:
4.50% 1/30/26	48,000	55,020
5.20% 4/27/22	373,000	398,399
Ford Motor Credit Co. LLC:
3.336% 3/18/21	500,000	501,250
3.339% 3/28/22	300,000	300,315
4.063% 11/1/24	350,000	354,977
5.875% 8/2/21	602,000	614,531
Synchrony Financial:
3.75% 8/15/21	585,000	597,757
4.375% 3/19/24	24,000	25,898
		6,522,981
Diversified Financial Services – 3.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30% 1/23/23	700,000	698,753
AIB Group PLC:
4.263% 4/10/25 (a)(b)	250,000	271,242
4.75% 10/12/23 (a)	625,000	684,514
Blackstone Holdings Finance Co. LLC 3.50% 9/10/49 (a)	672,000	739,062
BNP Paribas S.A. 4.25% 10/15/24	500,000	557,044
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	350,000	361,368
General Motors Financial Co., Inc.:
3.25% 1/5/23	697,000	723,284
5.10% 1/17/24	324,000	355,959
Mitsubishi UFJ Financial Group, Inc. 1.412% 7/17/25	905,000	920,764
Park Aerospace Holdings Ltd. 5.25% 8/15/22 (a)	859,000	852,852
Societe Generale S.A. 3.00% 1/22/30 (a)	625,000	656,579
USAA Capital Corp. 2.125% 5/1/30 (a)	150,000	158,871
		6,980,292
Insurance – 3.6%
American International Group, Inc.:
4.50% 7/16/44	450,000	527,862
5.75% 4/1/48 (b)	382,000	421,541
Equitable Holdings, Inc.:
3.90% 4/20/23	349,000	376,030
4.35% 4/20/28	535,000	611,256
Fairfax Financial Holdings Ltd. 4.85% 4/17/28	261,000	289,175

	Principal Amount	Value

Five Corners Funding Trust II 2.85% 5/15/30 (a)	$ 880,000	$ 940,212
Marsh & McLennan Cos., Inc.:
4.375% 3/15/29	40,000	48,650
4.90% 3/15/49	37,000	51,946
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	395,000	429,483
Pacific LifeCorp. 5.125% 1/30/43 (a)	285,000	328,572
Principal Financial Group, Inc. 3.70% 5/15/29	77,000	89,664
Prudential Financial, Inc. 3.00% 3/10/40	535,000	567,982
The Hartford Financial Services Group, Inc. 3.60% 8/19/49	430,000	480,154
Unum Group:
4.00% 3/15/24	649,000	703,445
4.50% 3/15/25	202,000	224,636
Voya Financial, Inc.:
3.65% 6/15/26	240,000	271,574
4.70% 1/23/48 (b)	387,000	388,935
4.80% 6/15/46	188,000	229,731
5.70% 7/15/43	56,000	73,826
Willis North America, Inc. 3.60% 5/15/24	304,000	332,799
		7,387,473
TOTAL FINANCIALS		55,714,660
HEALTH CARE – 7.3%
Biotechnology – 0.2%
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	400,000	390,062
Health Care Equipment & Supplies – 0.9%
Abbott Laboratories 4.75% 11/30/36	189,000	255,675
DH Europe Finance II Sarl:
2.60% 11/15/29	627,000	682,041
3.40% 11/15/49	758,000	882,811
		1,820,527
Health Care Providers & Services – 1.8%
Centene Corp.:
4.25% 12/15/27	152,000	159,600
4.625% 12/15/29	238,000	260,810
4.75% 1/15/25	110,000	113,144
Cigna Corp.:
3.40% 3/15/50	535,000	572,744
4.125% 11/15/25	996,000	1,151,376
4.80% 8/15/38	200,000	251,622

See accompanying notes which are an integral part of the financial statements.
22

Nonconvertible Bonds – continued
	Principal Amount	Value
HEALTH CARE – continued
Health Care Providers & Services – continued
4.90% 12/15/48	$ 40,000	$ 52,845
HCA, Inc.:
5.125% 6/15/39	200,000	247,690
5.25% 6/15/49	248,000	309,758
UnitedHealth Group, Inc.:
3.75% 10/15/47	240,000	286,479
4.75% 7/15/45	210,000	284,884
		3,690,952
Pharmaceuticals – 4.4%
AbbVie, Inc.:
2.95% 11/21/26 (a)	775,000	852,368
4.25% 11/21/49 (a)	758,000	912,343
4.55% 3/15/35 (a)	153,000	190,909
AstraZeneca PLC:
1.375% 8/6/30	1,020,000	999,052
6.45% 9/15/37	324,000	500,017
Bayer US Finance II LLC:
4.25% 12/15/25 (a)	1,077,000	1,236,064
4.375% 12/15/28 (a)	550,000	644,745
Bristol-Myers Squibb Co.:
4.125% 6/15/39	122,000	156,076
4.25% 10/26/49	420,000	557,514
Elanco Animal Health, Inc.:
4.912% 8/27/21	173,000	177,109
5.272% 8/28/23	554,000	613,948
5.90% 8/28/28	412,000	491,568
Mylan N.V. 3.95% 6/15/26	535,000	606,259
Mylan, Inc. 4.55% 4/15/28	1,000,000	1,169,791
Upjohn, Inc.:
1.65% 6/22/25 (a)	25,000	25,678
2.70% 6/22/30 (a)	25,000	26,079
		9,159,520
TOTAL HEALTH CARE		15,061,061
INDUSTRIALS – 6.0%
Aerospace & Defense – 1.7%
Lockheed Martin Corp. 4.09% 9/15/52	158,000	204,071
Northrop Grumman Corp.:
2.93% 1/15/25	354,000	386,246
4.03% 10/15/47	314,000	382,399
The Boeing Co.:
5.04% 5/1/27	1,152,000	1,267,587
5.15% 5/1/30	1,152,000	1,289,855
		3,530,158

	Principal Amount	Value

Air Freight & Logistics – 0.1%
FedEx Corp. 4.05% 2/15/48	$ 172,000	$ 191,853
Airlines – 1.2%
American Airlines Pass Through Trust:
3.70% 4/15/27	609,510	415,491
3.75% 4/15/27	190,865	132,507
3.85% 8/15/29	217,123	140,141
Delta Air Lines, Inc. 3.40% 4/19/21	104,000	104,242
Southwest Airlines Co.:
5.125% 6/15/27	458,000	499,502
5.25% 5/4/25	870,000	949,559
United Airlines Pass Through Trust:
3.50% 11/1/29	211,000	147,700
4.60% 9/1/27	112,379	83,887
		2,473,029
Building Products – 0.5%
Carrier Global Corp. 2.70% 2/15/31 (a)	952,000	992,598
Electrical Equipment – 0.2%
Rockwell Automation, Inc. 3.50% 3/1/29	288,000	333,224
Industrial Conglomerates – 0.4%
General Electric Co.:
3.45% 5/1/27	34,000	36,097
4.35% 5/1/50	511,000	519,206
Roper Technologies, Inc. 2.95% 9/15/29	347,000	380,565
		935,868
Machinery – 0.5%
Caterpillar, Inc. 3.25% 9/19/49	491,000	549,808
Deere & Co.:
2.875% 9/7/49	122,000	132,045
3.75% 4/15/50	16,000	19,631
Westinghouse Air Brake Technologies Corp. 3.20% 6/15/25	400,000	420,996
		1,122,480
Road & Rail – 1.0%
Burlington Northern Santa Fe LLC 4.70% 9/1/45	535,000	719,934
CSX Corp. 4.75% 11/15/48	648,000	869,642
Union Pacific Corp. 3.75% 2/5/70	430,000	484,735
		2,074,311
See accompanying notes which are an integral part of the financial statements.
23

Fidelity® Corporate Bond ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
INDUSTRIALS – continued
Trading Companies & Distributors – 0.4%
Air Lease Corp.:
2.25% 1/15/23	$ 29,000	$29,076
3.25% 3/1/25	803,000	815,965
		845,041
TOTAL INDUSTRIALS		12,498,562
INFORMATION TECHNOLOGY – 3.9%
IT Services – 0.5%
Fiserv, Inc. 3.50% 7/1/29	268,000	304,811
International Business Machines Corp. 4.25% 5/15/49	390,000	492,891
Leidos, Inc.:
2.95% 5/15/23 (a)	95,000	99,917
3.625% 5/15/25 (a)	72,000	80,218
The Western Union Co. 2.85% 1/10/25	66,000	69,711
		1,047,548
Semiconductors & Semiconductor Equipment – 1.3%
Applied Materials, Inc. 4.35% 4/1/47	240,000	324,198
Micron Technology, Inc.:
2.497% 4/24/23	209,000	218,244
4.185% 2/15/27	585,000	670,127
4.64% 2/6/24	963,000	1,071,001
NXP BV / NXP Funding LLC / NXP USA, Inc. 2.70% 5/1/25 (a)	453,000	482,946
		2,766,516
Software – 0.7%
Oracle Corp.:
2.50% 4/1/25	1,094,000	1,179,312
4.30% 7/8/34	243,000	302,541
		1,481,853
Technology Hardware, Storage & Peripherals – 1.4%
Apple, Inc.:
2.40% 8/20/50	999,000	989,459
3.75% 9/12/47	261,000	314,308
4.65% 2/23/46	162,000	221,735
Dell International LLC / EMC Corp.:
4.00% 7/15/24 (a)	484,000	522,352
4.42% 6/15/21 (a)	333,000	341,621
6.02% 6/15/26 (a)	358,000	421,476
		2,810,951
TOTAL INFORMATION TECHNOLOGY		8,106,868

	Principal Amount	Value
MATERIALS – 1.8%
Chemicals – 1.2%
LYB International Finance III LLC 2.875% 5/1/25	$ 891,000	$ 956,787
Nutrien Ltd. 4.00% 12/15/26	380,000	438,564
The Dow Chemical Co.:
3.625% 5/15/26	420,000	469,127
4.55% 11/30/25	97,000	112,523
The Mosaic Co. 3.25% 11/15/22	430,000	448,787
		2,425,788
Containers & Packaging – 0.2%
Avery Dennison Corp. 4.875% 12/6/28	299,000	367,523
Metals & Mining – 0.4%
Anglo American Capital PLC 5.375% 4/1/25 (a)	500,000	576,846
BHP Billiton Finance (USA) Ltd. 6.75% 10/19/75 (a)(b)	200,000	238,970
		815,816
TOTAL MATERIALS		3,609,127
REAL ESTATE – 5.7%
Equity Real Estate Investment Trusts (REITs) – 4.1%
Alexandria Real Estate Equities, Inc.:
1.875% 2/1/33	1,001,000	989,508
4.70% 7/1/30	75,000	92,908
American Tower Corp. 2.40% 3/15/25	743,000	791,926
Brixmor Operating Partnership LP:
4.05% 7/1/30	139,000	149,133
4.125% 5/15/29	85,000	91,981
Camden Property Trust:
2.80% 5/15/30	65,000	71,096
3.15% 7/1/29	535,000	598,885
Crown Castle International Corp. 2.25% 1/15/31	911,000	931,198
Federal Realty Investment Trust 3.95% 1/15/24	850,000	921,528
Hudson Pacific Properties LP 3.95% 11/1/27	458,000	495,047
Kimco Realty Corp. 3.30% 2/1/25	287,000	307,916
Lexington Realty Trust 4.40% 6/15/24	224,000	237,047
Omega Healthcare Investors, Inc.:
3.625% 10/1/29	535,000	538,474
4.375% 8/1/23	259,000	278,694
4.50% 1/15/25	188,000	197,484

See accompanying notes which are an integral part of the financial statements.
24

Nonconvertible Bonds – continued
	Principal Amount	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Retail Properties of America, Inc. 4.75% 9/15/30	$ 293,000	$ 290,037
Simon Property Group LP 2.45% 9/13/29	704,000	703,863
Welltower, Inc.:
4.125% 3/15/29	324,000	363,905
4.50% 1/15/24	324,000	355,158
		8,405,788
Real Estate Management & Development – 1.6%
Brandywine Operating Partnership LP 3.95% 2/15/23	535,000	554,431
Corporate Office Properties LP:
3.60% 5/15/23	188,000	194,857
3.70% 6/15/21	396,000	401,589
Mack-Cali Realty LP 4.50% 4/18/22	245,000	235,172
Tanger Properties LP 3.125% 9/1/26	1,102,000	1,036,705
Ventas Realty LP:
2.65% 1/15/25	65,000	67,836
3.00% 1/15/30	853,000	861,184
		3,351,774
TOTAL REAL ESTATE		11,757,562
UTILITIES – 9.1%
Electric Utilities – 3.7%
Berkshire Hathaway Energy Co. 3.70% 7/15/30 (a)	22,000	26,074
Cleco Corporate Holdings LLC:
3.743% 5/1/26	1,237,000	1,319,882
4.973% 5/1/46	324,000	362,526
Consolidated Edison Co. of New York, Inc. 3.95% 4/1/50	31,000	36,973
Duke Energy Indiana LLC 4.90% 7/15/43	88,000	117,630
Emera US Finance LP:
3.55% 6/15/26	765,000	857,330
4.75% 6/15/46	324,000	401,689
Exelon Corp.:
3.497% 6/1/22	697,000	729,796
4.05% 4/15/30	40,000	47,156
FirstEnergy Corp.:
2.25% 9/1/30	583,000	579,705
3.90% 7/15/27	380,000	416,636
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	134,000	152,518

	Principal Amount	Value

Puget Energy, Inc.:
3.65% 5/15/25	$ 772,000	$ 825,918
4.10% 6/15/30 (a)	649,000	715,563
5.625% 7/15/22	324,000	344,880
Xcel Energy, Inc. 3.50% 12/1/49	718,000	809,717
		7,743,993
Gas Utilities – 0.7%
Dominion Energy Gas Holdings LLC:
3.00% 11/15/29	710,000	783,390
3.90% 11/15/49	324,000	372,096
Southern Co. Gas Capital Corp. 4.40% 5/30/47	188,000	226,873
		1,382,359
Independent Power and Renewable Electricity Producers – 0.6%
AIA Group Ltd. 3.60% 4/9/29 (a)	650,000	731,572
The AES Corp.:
3.30% 7/15/25 (a)	250,000	268,312
3.95% 7/15/30 (a)	224,000	242,435
		1,242,319
Multi-Utilities – 4.1%
Dominion Energy, Inc.:
2.715% 8/15/21	167,000	170,444
3.071% 8/15/24	803,000	871,295
4.104% 4/1/21	240,000	244,762
4.25% 6/1/28	567,000	668,806
Duke Energy Corp.:
2.45% 6/1/30	68,000	71,723
4.20% 6/15/49	398,000	486,576
Edison International 3.55% 11/15/24	785,000	836,067
Nevada Power Co. 3.70% 5/1/29	278,000	326,671
NextEra Energy Capital Holdings, Inc.:
2.75% 11/1/29	704,000	768,938
3.25% 4/1/26	803,000	906,945
NiSource, Inc.:
3.49% 5/15/27	188,000	212,279
3.95% 3/30/48	324,000	384,671
4.80% 2/15/44	212,000	272,174
ONE Gas, Inc. 2.00% 5/15/30	362,000	376,680
Sempra Energy:
3.75% 11/15/25	1,077,000	1,218,459
3.80% 2/1/38	304,000	345,166
See accompanying notes which are an integral part of the financial statements.
25

Fidelity® Corporate Bond ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
UTILITIES – continued
Multi-Utilities – continued
The Cleveland Electric Illuminating Co. 3.50% 4/1/28 (a)	$ 208,000	$ 226,554
		8,388,210
TOTAL UTILITIES		18,756,881
TOTAL NONCONVERTIBLE BONDS (Cost $174,589,698)		185,367,880
U.S. Treasury Obligations – 5.2%

U.S. Treasury Bonds 2.00% 2/15/50 (Cost $11,056,856)	9,597,400	10,801,574
Foreign Government and Government Agency Obligations – 0.4%

Peruvian Government International Bond 2.392% 1/23/26	380,000	400,140
Qatar Government International Bond 3.375% 3/14/24 (a)	260,000	280,068
Saudi Government International Bond 2.900% 10/22/25 (a)	200,000	212,200
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $842,459)		892,408
Municipal Securities – 0.3%

State of California 7.550% 4/1/39 (Cost $418,386)	280,000	494,872
Asset-Backed Securities – 0.1%
	Principal Amount	Value
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.116% 7/25/48 (a) (Cost $126,420)	$ 126,420	$ 134,487

Money Market Fund – 4.1%
	Shares
Fidelity Cash Central Fund, 0.12% (d) (Cost $8,543,056)	8,541,431	8,543,139
TOTAL INVESTMENT IN SECURITIES – 99.7% (Cost $195,576,875)		206,234,360
NET OTHER ASSETS (LIABILITIES) – 0.3%		697,398
NET ASSETS – 100.0%		$ 206,931,758

Legend
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,593,744 or 13.8% of net assets.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$39,829
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
See accompanying notes which are an integral part of the financial statements.
26

Investment Valuation
The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Corporate Bonds	$ 185,367,880	$ —	$ 185,367,880	$ —
U.S. Treasury Obligations	10,801,574	—	10,801,574	—
Foreign Government and Government Agency Obligations	892,408	—	892,408	—
Municipal Securities	494,872	—	494,872	—
Asset-Backed Securities	134,487	—	134,487	—
Money Market Funds	8,543,139	8,543,139	—	—
Total Investments in Securities:	$ 206,234,360	$ 8,543,139	$ 197,691,221	$ —
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	84.6
United Kingdom	4.7
Canada	2.0
Ireland	1.3
Switzerland	1.2
Luxembourg	1.0
Others (Individually Less Than 1%)	4.9
99.7%
See accompanying notes which are an integral part of the financial statements.
27

Fidelity® Limited Term Bond ETF
Schedule of Investments August 31, 2020
Showing Percentage of Net Assets
Nonconvertible Bonds – 67.1%
	Principal Amount	Value
COMMUNICATION SERVICES – 3.4%
Diversified Telecommunication Services – 0.8%
AT&T, Inc. 1.65% 2/1/28	$ 376,000	$381,079
Verizon Communications, Inc. 5.15% 9/15/23	950,000	1,079,251
		1,460,330
Media – 2.2%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.464% 7/23/22	1,489,000	1,586,664
Comcast Corp.:
3.70% 4/15/24	1,412,000	1,567,727
3.95% 10/15/25	151,000	174,080
Discovery Communications LLC 2.95% 3/20/23	607,000	641,971
		3,970,442
Wireless Telecommunication Services – 0.4%
Rogers Communications, Inc. 3 month U.S. LIBOR + 0.600% 0.906% 3/22/22 (a)(b)	330,000	332,193
T-Mobile USA, Inc. 3.50% 4/15/25 (c)	266,000	293,877
		626,070
TOTAL COMMUNICATION SERVICES		6,056,842
CONSUMER DISCRETIONARY – 1.9%
Automobiles – 0.9%
BMW US Capital LLC:
2.70% 4/6/22 (c)	315,000	325,310
3.45% 4/12/23 (c)	212,000	226,485
Daimler Finance North America LLC 2.30% 2/12/21 (c)	200,000	201,473
Volkswagen Group of America Finance LLC:
2.90% 5/13/22 (c)	700,000	726,346
4.00% 11/12/21 (c)	200,000	208,068
		1,687,682
Hotels, Restaurants & Leisure – 0.3%
McDonald's Corp.:
2.625% 1/15/22	264,000	272,414
3.30% 7/1/25	55,000	61,478
Starbucks Corp.:
1.30% 5/7/22	68,000	69,068
3.80% 8/15/25	126,000	143,412
		546,372

	Principal Amount	Value

Internet & Direct Marketing Retail – 0.1%
Amazon.com, Inc. 0.80% 6/3/25	$ 165,000	$ 167,176
Leisure Products – 0.1%
Hasbro, Inc. 2.60% 11/19/22	138,000	142,523
Multiline Retail – 0.3%
Dollar Tree, Inc. 4.00% 5/15/25	538,000	609,761
Specialty Retail – 0.2%
AutoZone, Inc.:
3.125% 7/15/23	159,000	169,849
3.625% 4/15/25	28,000	31,401
The TJX Cos., Inc. 3.50% 4/15/25	92,000	102,682
		303,932
Textiles, Apparel & Luxury Goods – 0.0%
NIKE, Inc. 2.40% 3/27/25	17,000	18,313
TOTAL CONSUMER DISCRETIONARY		3,475,759
CONSUMER STAPLES – 3.9%
Beverages – 0.7%
Anheuser-Busch InBev Worldwide, Inc. 4.15% 1/23/25	209,000	237,789
Molson Coors Brewing Co.:
3.00% 7/15/26	404,000	431,639
3.50% 5/1/22	212,000	221,626
PepsiCo, Inc. 2.25% 3/19/25	191,000	205,110
The Coca-Cola Co. 2.95% 3/25/25	156,000	172,569
		1,268,733
Food & Staples Retailing – 0.5%
Costco Wholesale Corp. 1.375% 6/20/27	174,000	177,642
CVS Health Corp.:
3.35% 3/9/21	261,000	265,101
3.70% 3/9/23	508,000	546,818
		989,561
Food Products – 0.5%
Conagra Brands, Inc. 3.80% 10/22/21	335,000	347,506
Mondelez International, Inc.:
0.625% 7/1/22	414,000	415,887
2.125% 4/13/23	133,000	138,284
		901,677

See accompanying notes which are an integral part of the financial statements.
28

Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER STAPLES – continued
Tobacco – 2.2%
Altria Group, Inc.:
2.35% 5/6/25	$ 48,000	$ 51,055
2.85% 8/9/22	309,000	322,554
3.49% 2/14/22	210,000	219,050
3.80% 2/14/24	174,000	190,822
BAT Capital Corp. 3.222% 8/15/24	505,000	544,604
BAT International Finance PLC:
3.50% 6/15/22 (c)	264,000	277,302
3.95% 6/15/25 (c)	836,000	935,293
Imperial Brands Finance PLC:
3.125% 7/26/24 (c)	250,000	264,066
3.75% 7/21/22 (c)	200,000	208,925
Philip Morris International, Inc.:
1.125% 5/1/23	383,000	389,877
1.50% 5/1/25	198,000	204,846
2.625% 2/18/22	93,000	95,830
2.875% 5/1/24	255,000	275,110
		3,979,334
TOTAL CONSUMER STAPLES		7,139,305
ENERGY – 6.9%
Oil, Gas & Consumable Fuels – 6.9%
BP Capital Markets America, Inc. 2.937% 4/6/23	80,000	84,887
Canadian Natural Resources Ltd.:
2.05% 7/15/25	205,000	210,074
3.45% 11/15/21	1,042,000	1,068,295
Cenovus Energy, Inc.:
3.00% 8/15/22	434,000	441,006
3.80% 9/15/23	212,000	211,198
Chevron Corp. 1.554% 5/11/25	365,000	379,728
Chevron USA, Inc. 0.426% 8/11/23	189,000	189,509
Energy Transfer Operating LP:
2.90% 5/15/25	215,000	220,906
4.20% 9/15/23	272,000	288,502
4.50% 4/15/24	204,000	219,515
Enterprise Products Operating LLC:
2.80% 2/15/21	442,000	446,879
2.85% 4/15/21	397,000	402,121
Equinor ASA:
1.75% 1/22/26	53,000	55,517
2.875% 4/6/25	339,000	371,701
Kinder Morgan Energy Partners LP 3.50% 9/1/23	306,000	328,384

	Principal Amount	Value

Kinder Morgan, Inc. 3.15% 1/15/23	$ 273,000	$ 286,997
Marathon Petroleum Corp. 4.50% 5/1/23	266,000	289,504
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.413% 9/9/22 (a)(b)	52,000	52,005
1.75% 3/1/26	406,000	405,877
3.375% 3/15/23	340,000	358,656
4.50% 7/15/23	210,000	227,357
Newfield Exploration Co. 5.625% 7/1/24	99,000	100,636
Occidental Petroleum Corp.:
3 month U.S. LIBOR + 1.450% 1.73% 8/15/22 (a)(b)	126,000	119,124
2.70% 8/15/22	30,000	29,495
2.90% 8/15/24	277,000	254,840
3.125% 2/15/22	66,000	65,010
3.20% 8/15/26	203,000	177,998
Petrobras Global Finance BV 5.299% 1/27/25	309,000	337,100
Petroleos Mexicanos 6.49% 1/23/27 (c)	420,000	413,742
Phillips 66:
3.70% 4/6/23	560,000	602,783
3.85% 4/9/25	523,000	584,710
Plains All American Pipeline LP / PAA Finance Corp. 3.65% 6/1/22	897,000	922,028
Shell International Finance BV:
2.375% 4/6/25	143,000	153,604
3.50% 11/13/23	70,000	76,493
Suncor Energy, Inc. 3.60% 12/1/24	321,000	353,842
The Williams Cos., Inc. 3.60% 3/15/22	767,000	796,511
Total Capital International S.A. 2.75% 6/19/21	132,000	134,637
Valero Energy Corp.:
2.70% 4/15/23	42,000	43,902
2.85% 4/15/25	24,000	25,667
Western Midstream Operating LP:
3 month U.S. LIBOR + 1.850% 2.116% 1/13/23 (a)(b)	101,000	95,956
4.10% 2/1/25	142,000	141,662
5.375% 6/1/21	473,000	477,730
TOTAL ENERGY		12,446,088
See accompanying notes which are an integral part of the financial statements.
29

Fidelity® Limited Term Bond ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – 33.5%
Banks – 16.1%
Bank of America Corp.:
1.319% 6/19/26 (b)	$ 621,000	$ 628,840
2.015% 2/13/26 (b)	1,652,000	1,721,353
2.625% 4/19/21	272,000	276,016
4.20% 8/26/24	318,000	356,373
Barclays PLC 3.932% 5/7/25 (b)	1,500,000	1,630,187
BBVA USA:
2.875% 6/29/22	250,000	257,200
3.50% 6/11/21	266,000	271,435
Canadian Imperial Bank of Commerce 0.95% 6/23/23	452,000	457,470
Capital One Bank USA N.A. 2.28% 1/28/26 (b)	350,000	363,793
Capital One N.A. 2.15% 9/6/22	250,000	257,685
CIT Bank N.A. 2.969% 9/27/25 (b)	325,000	320,125
CIT Group, Inc. 3.929% 6/19/24 (b)	40,000	41,292
Citibank N.A. 3.65% 1/23/24	250,000	274,945
Citigroup, Inc.:
2.70% 10/27/22	1,881,000	1,967,573
3.106% 4/8/26 (b)	1,005,000	1,090,378
4.40% 6/10/25	335,000	381,760
Credit Suisse AG 1.00% 5/5/23	1,000,000	1,014,787
Discover Bank 3.35% 2/6/23	1,000,000	1,060,275
First Horizon National Corp. 3.50% 12/15/20	111,000	111,619
First Republic Bank 1.912% 2/12/24 (b)	250,000	257,362
HSBC Holdings PLC 3.803% 3/11/25 (b)	250,000	270,957
ING Groep N.V. 3.15% 3/29/22	250,000	260,057
Intesa Sanpaolo SpA 3.375% 1/12/23 (c)	475,000	493,893
JPMorgan Chase & Co.:
2.083% 4/22/26 (b)	1,027,000	1,077,695
3.207% 4/1/23 (b)	322,000	335,809
3.22% 3/1/25 (b)	1,411,000	1,525,524
KeyCorp 2.90% 9/15/20	451,000	451,415
Lloyds Banking Group PLC:
1.326% 6/15/23 (b)	950,000	959,110

	Principal Amount	Value

2.438% 2/5/26 (b)	$ 200,000	$ 210,248
National Bank of Canada 0.90% 8/15/23 (b)	750,000	754,446
Natwest Group PLC:
3.875% 9/12/23	500,000	542,546
4.519% 6/25/24 (b)	1,750,000	1,908,621
Regions Financial Corp.:
2.25% 5/18/25	146,000	155,004
2.75% 8/14/22	556,000	578,994
Royal Bank of Canada 1.15% 6/10/25	523,000	532,402
Santander Holdings USA, Inc.:
3.40% 1/18/23	482,000	505,688
3.45% 6/2/25	326,000	351,296
SVB Financial Group 3.125% 6/5/30	147,000	163,277
Svenska Handelsbanken AB 0.625% 6/30/23 (c)	450,000	451,558
Synovus Financial Corp. 3.125% 11/1/22	139,000	143,344
The Toronto-Dominion Bank 0.75% 6/12/23	523,000	528,289
Wells Fargo & Co.:
1.654% 6/2/24 (b)	326,000	333,288
2.164% 2/11/26 (b)	1,998,000	2,083,838
2.406% 10/30/25 (b)	907,000	955,520
4.30% 7/22/27	322,000	370,180
Westpac Banking Corp. 4.11% 7/24/34 (b)	207,000	233,660
Zions Bancorp N.A. 3.35% 3/4/22	250,000	258,022
		29,175,149
Capital Markets – 4.0%
Credit Suisse Group AG:
2.593% 9/11/25 (b)(c)	320,000	334,973
3.574% 1/9/23 (c)	750,000	778,725
Morgan Stanley:
2.50% 4/21/21	87,000	88,224
2.625% 11/17/21	1,734,000	1,780,735
2.72% 7/22/25 (b)	1,158,000	1,238,659
4.875% 11/1/22	46,000	50,099
State Street Corp.:
2.825% 3/30/23 (b)(c)	17,000	17,616
2.901% 3/30/26 (b)(c)	16,000	17,508
The Goldman Sachs Group, Inc.:
2.625% 4/25/21	1,313,000	1,330,277
2.905% 7/24/23 (b)	100,000	104,198
3.20% 2/23/23	1,285,000	1,367,474
3.272% 9/29/25 (b)	188,000	204,776
		7,313,264

See accompanying notes which are an integral part of the financial statements.
30

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Consumer Finance – 3.3%
Ally Financial, Inc.:
3.05% 6/5/23	$ 321,000	$ 333,112
5.125% 9/30/24	217,000	242,836
Capital One Financial Corp. 3.20% 1/30/23	1,300,000	1,374,245
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.220% 0.497% 1/6/22 (a)(b)	200,000	200,300
0.95% 5/13/22	375,000	378,915
Ford Motor Credit Co. LLC 3.339% 3/28/22	1,500,000	1,501,575
Synchrony Financial:
2.85% 7/25/22	160,000	164,727
4.25% 8/15/24	324,000	347,866
4.375% 3/19/24	539,000	581,633
Toyota Motor Credit Corp.:
0.50% 8/14/23	199,000	199,255
2.60% 1/11/22	715,000	737,161
		6,061,625
Diversified Financial Services – 5.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust:
3.30% 1/23/23	300,000	299,466
4.875% 1/16/24	150,000	154,636
Aon PLC 2.80% 3/15/21	446,000	451,228
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (c)	339,000	301,243
3.625% 5/1/22 (c)	37,000	35,810
3.95% 7/1/24 (c)	49,000	45,267
BNP Paribas S.A.:
2.219% 6/9/26 (b)(c)	400,000	417,123
3.50% 3/1/23 (c)	800,000	851,885
Deutsche Bank AG:
3.15% 1/22/21	125,000	126,009
3.30% 11/16/22	1,250,000	1,292,530
GE Capital International Funding Co. Unlimited Co. 2.342% 11/15/20	500,000	502,015
General Motors Financial Co., Inc.:
1.70% 8/18/23	350,000	352,073
3.25% 1/5/23	959,000	995,164
4.20% 3/1/21	270,000	273,645
5.20% 3/20/23	136,000	148,347
Intercontinental Exchange, Inc.:
0.70% 6/15/23	330,000	332,076
3.45% 9/21/23	157,000	170,010

	Principal Amount	Value

International Lease Finance Corp. 5.875% 8/15/22	$ 139,000	$ 150,583
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25	750,000	763,064
2.193% 2/25/25	830,000	872,964
2.623% 7/18/22	250,000	260,051
3.218% 3/7/22	264,000	274,986
Moody's Corp.:
2.625% 1/15/23	494,000	517,959
2.75% 12/15/21	97,000	99,826
4.50% 9/1/22	345,000	369,930
		10,057,890
Insurance – 4.5%
AIG Global Funding:
0.80% 7/7/23 (c)	629,000	633,759
2.30% 7/1/22 (c)	315,000	324,684
American International Group, Inc.:
3.30% 3/1/21	210,000	212,559
4.20% 4/1/28	264,000	307,960
4.875% 6/1/22	1,056,000	1,136,072
Aon Corp. 2.20% 11/15/22	386,000	399,925
Equitable Financial Life Global Funding 1.40% 8/27/27 (c)	550,000	550,749
Equitable Holdings, Inc. 3.90% 4/20/23	208,000	224,110
Great-West Lifeco US Finance 2020 LP 0.904% 8/12/25 (c)	163,000	162,881
Guardian Life Global Funding:
1.10% 6/23/25 (c)	318,000	322,049
1.40% 7/6/27 (c)	729,000	734,613
Liberty Mutual Group, Inc. 5.00% 6/1/21 (c)	254,000	262,301
Marsh & McLennan Cos., Inc.:
2.75% 1/30/22	447,000	461,087
3.875% 3/15/24	366,000	405,437
4.80% 7/15/21	215,000	221,255
MassMutual Global Funding II 0.85% 6/9/23 (c)	500,000	505,913
Met Tower Global Funding 0.55% 7/13/22 (c)	424,000	424,520
Metropolitan Life Global Funding I 0.90% 6/8/23 (c)	223,000	225,752
New York Life Global Funding 1.10% 5/5/23 (c)	134,000	136,562
Pacific Life Global Funding II 1.20% 6/24/25 (c)	149,000	151,318
See accompanying notes which are an integral part of the financial statements.
31

Fidelity® Limited Term Bond ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Insurance – continued
Pricoa Global Funding I 2.40% 9/23/24 (c)	$ 317,000	$ 338,807
		8,142,313
TOTAL FINANCIALS		60,750,241
HEALTH CARE – 4.2%
Biotechnology – 0.1%
Amgen, Inc. 2.65% 5/11/22	126,000	130,726
Health Care Equipment & Supplies – 0.8%
Alcon Finance Corp. 2.75% 9/23/26 (c)	200,000	217,340
Becton Dickinson & Co.:
3 month U.S. LIBOR + 0.875% 1.181% 12/29/20 (a)(b)	106,000	106,043
2.894% 6/6/22	591,000	613,549
Boston Scientific Corp. 3.45% 3/1/24	383,000	416,305
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 1.066% 3/19/21 (a)(b)	129,000	129,033
		1,482,270
Health Care Providers & Services – 0.7%
Anthem, Inc. 2.95% 12/1/22	87,000	91,536
Centene Corp. 4.75% 1/15/25	421,000	433,032
Cigna Corp.:
3.40% 9/17/21	383,000	394,959
3.75% 7/15/23	78,000	84,909
Express Scripts Holding Co. 2.60% 11/30/20	48,000	48,266
Humana, Inc. 2.50% 12/15/20	138,000	138,800
UnitedHealth Group, Inc. 1.25% 1/15/26	28,000	28,721
		1,220,223
Life Sciences Tools & Services – 0.1%
Thermo Fisher Scientific, Inc. 2.95% 9/19/26	264,000	295,211
Pharmaceuticals – 2.5%
AbbVie, Inc.:
2.30% 11/21/22 (c)	192,000	199,522
3.45% 3/15/22 (c)	912,000	947,842
Bayer US Finance II LLC:
3.50% 6/25/21 (c)	500,000	510,876
4.25% 12/15/25 (c)	250,000	286,923

	Principal Amount	Value

Bristol-Myers Squibb Co.:
2.60% 5/16/22	$ 254,000	$ 264,013
2.90% 7/26/24	309,000	336,692
3.20% 6/15/26	264,000	300,154
Elanco Animal Health, Inc.:
4.912% 8/27/21	215,000	220,106
5.272% 8/28/23	210,000	232,724
Mylan N.V. 3.15% 6/15/21	1,111,000	1,131,655
Upjohn, Inc.:
1.125% 6/22/22 (c)	70,000	70,630
1.65% 6/22/25 (c)	23,000	23,624
Zoetis, Inc. 3.45% 11/13/20	29,000	29,100
		4,553,861
TOTAL HEALTH CARE		7,682,291
INDUSTRIALS – 2.5%
Aerospace & Defense – 0.2%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (c)	201,000	201,964
The Boeing Co. 4.875% 5/1/25	148,000	160,992
		362,956
Airlines – 0.4%
American Airlines Pass Through Trust 3.85% 8/15/29	384,431	248,128
Delta Air Lines, Inc. 2.90% 10/28/24	309,000	283,739
United Airlines Pass Through Trust 3.50% 11/1/29	278,000	194,600
		726,467
Building Products – 0.1%
Carrier Global Corp. 2.242% 2/15/25 (c)	163,000	170,756
Industrial Conglomerates – 0.6%
General Electric Co. 3.45% 5/1/27	36,000	38,220
Honeywell International, Inc. 0.483% 8/19/22	426,000	426,959
Roper Technologies, Inc.:
1.00% 9/15/25 (d)	48,000	48,305
2.80% 12/15/21	172,000	176,772
3.65% 9/15/23	152,000	165,505
Trane Technologies Global Holding Co. Ltd. 2.90% 2/21/21	126,000	127,568
		983,329

See accompanying notes which are an integral part of the financial statements.
32

Nonconvertible Bonds – continued
	Principal Amount	Value
INDUSTRIALS – continued
Machinery – 0.6%
Deere & Co. 2.75% 4/15/25	$ 22,000	$ 24,073
John Deere Capital Corp.:
0.70% 7/5/23	141,000	142,365
2.60% 3/7/24	73,000	78,243
Otis Worldwide Corp.:
3 month U.S. LIBOR + 0.450% 0.754% 4/5/23 (a)(b)(c)	165,000	164,894
2.056% 4/5/25 (c)	339,000	357,431
Wabtec Corp. 4.40% 3/15/24	335,000	364,004
		1,131,010
Trading Companies & Distributors – 0.6%
Air Lease Corp.:
2.50% 3/1/21	132,000	132,748
2.625% 7/1/22	722,000	726,936
3.375% 6/1/21	277,000	280,417
		1,140,101
TOTAL INDUSTRIALS		4,514,619
INFORMATION TECHNOLOGY – 2.6%
Electronic Equipment, Instruments & Components – 0.0%
Amphenol Corp. 3.20% 4/1/24	37,000	39,985
IT Services – 0.6%
PayPal Holdings, Inc.:
1.35% 6/1/23	173,000	177,018
1.65% 6/1/25	100,000	103,811
The Western Union Co. 4.25% 6/9/23	786,000	850,922
		1,131,751
Semiconductors & Semiconductor Equipment – 0.3%
Micron Technology, Inc.:
2.497% 4/24/23	159,000	166,032
4.185% 2/15/27	309,000	353,964
		519,996
Software – 0.5%
Microsoft Corp. 2.40% 8/8/26	720,000	786,714
Technology Hardware, Storage & Peripherals – 1.2%
Apple, Inc.:
1.125% 5/11/25	326,000	334,404
2.45% 8/4/26	720,000	787,428
Dell International LLC / EMC Corp.:
4.42% 6/15/21 (c)	605,000	620,664

	Principal Amount	Value

5.45% 6/15/23 (c)	$ 403,000	$ 445,043
		2,187,539
TOTAL INFORMATION TECHNOLOGY		4,665,985
MATERIALS – 0.4%
Chemicals – 0.4%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.30% 5/1/23 (c)	127,000	134,754
The Mosaic Co. 3.25% 11/15/22	494,000	515,583
TOTAL MATERIALS		650,337
REAL ESTATE – 2.6%
Equity Real Estate Investment Trusts (REITs) – 2.1%
American Tower Corp. 1.30% 9/15/25	129,000	131,146
Boston Properties LP 3.20% 1/15/25	779,000	846,665
Brixmor Operating Partnership LP 3.875% 8/15/22	423,000	439,336
Crown Castle International Corp. 1.35% 7/15/25	27,000	27,436
Federal Realty Investment Trust 2.55% 1/15/21	109,000	109,457
Healthcare Trust of America Holdings LP 3.50% 8/1/26	30,000	33,007
Omega Healthcare Investors, Inc. 4.375% 8/1/23	316,000	340,029
Retail Properties of America, Inc. 4.00% 3/15/25	137,000	136,572
SBA Tower Trust:
1.884% 7/15/50 (c)	86,000	87,446
2.836% 1/15/50 (c)	137,000	143,165
Simon Property Group LP 2.75% 6/1/23	955,000	998,726
Welltower, Inc.:
3.625% 3/15/24	212,000	229,202
3.95% 9/1/23	212,000	229,349
		3,751,536
Real Estate Management & Development – 0.5%
Brandywine Operating Partnership LP:
3.95% 2/15/23	10,000	10,363
4.10% 10/1/24	19,000	20,020
Ventas Realty LP:
2.65% 1/15/25	201,000	209,770
3.00% 1/15/30	322,000	325,090
3.125% 6/15/23	205,000	213,512
See accompanying notes which are an integral part of the financial statements.
33

Fidelity® Limited Term Bond ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
REAL ESTATE – continued
Real Estate Management & Development – continued
3.50% 4/15/24	$ 129,000	$ 137,877
		916,632
TOTAL REAL ESTATE		4,668,168
UTILITIES – 5.2%
Electric Utilities – 1.5%
Berkshire Hathaway Energy Co.:
2.375% 1/15/21	134,000	135,001
2.80% 1/15/23	139,000	146,613
Cleco Corporate Holdings LLC 3.743% 5/1/26	172,000	183,524
Duke Energy Corp. 1.80% 9/1/21	383,000	388,176
Emera US Finance LP 2.70% 6/15/21	450,000	457,108
Eversource Energy 2.50% 3/15/21	442,000	446,364
Exelon Corp. 3.497% 6/1/22	449,000	470,127
FirstEnergy Corp.:
1.60% 1/15/26	29,000	28,731
2.05% 3/1/25	138,000	140,806
ITC Holdings Corp. 2.70% 11/15/22	160,000	167,081
The Southern Co. 2.35% 7/1/21	138,000	140,006
Xcel Energy, Inc. 2.40% 3/15/21	87,000	87,787
		2,791,324
Independent Power and Renewable Electricity Producers – 0.3%
The AES Corp. 3.30% 7/15/25 (c)	537,000	576,333
Multi-Utilities – 3.4%
American Electric Power Co., Inc. 2.15% 11/13/20	458,000	459,665
CenterPoint Energy, Inc. 2.50% 9/1/22	435,000	450,562
Dominion Energy Gas Holdings LLC 2.50% 11/15/24	377,000	403,418
Dominion Energy, Inc.:
2.00% 8/15/21	1,241,000	1,257,742
2.715% 8/15/21	212,000	216,372
DTE Energy Co. 2.25% 11/1/22	309,000	319,960
Florida Power & Light Co.:
3 month U.S. LIBOR + 0.380% 0.641% 7/28/23 (a)(b)	373,000	373,358
2.85% 4/1/25	78,000	85,770

	Principal Amount	Value

NextEra Energy Capital Holdings, Inc. 2.75% 5/1/25	$ 595,000	$ 647,067
NiSource, Inc.:
0.95% 8/15/25	139,000	139,348
2.95% 9/1/29	209,000	229,073
Public Service Enterprise Group, Inc.:
2.00% 11/15/21	139,000	141,320
2.65% 11/15/22	139,000	145,307
Sempra Energy:
2.85% 11/15/20	128,000	128,355
2.90% 2/1/23	203,000	213,410
Virginia Electric & Power Co. 2.75% 3/15/23	134,000	140,891
WEC Energy Group, Inc.:
3.10% 3/8/22	210,000	218,386
3.375% 6/15/21	495,000	507,020
		6,077,024
TOTAL UTILITIES		9,444,681
TOTAL NONCONVERTIBLE BONDS (Cost $119,385,140)		121,494,316
U.S. Treasury Obligations – 18.0%

U.S. Treasury Notes:
0.125% 8/15/23	10,285,800	10,277,764
0.25% 7/31/25	1,015,300	1,014,428
0.375% 4/30/25	5,138,200	5,166,500
0.50% 8/31/27	2,953,000	2,954,384
0.625% 8/15/30	2,495,800	2,475,132
2.125% 3/31/24	2,028,400	2,168,486
2.375% 8/15/24	4,813,000	5,223,045
2.625% 2/15/29	969,000	1,129,831
2.75% 6/30/25	2,036,000	2,278,730
TOTAL U.S. TREASURY OBLIGATIONS (Cost $32,409,094)		32,688,300
Collateralized Mortgage Obligations – 4.4%

PRIVATE SPONSOR – 3.6%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ANM 3.112% 11/5/32 (c)	138,000	134,537
Barclay's Commercial Mortgage Trust Series 2017-C1, Class ASB 3.488% 2/15/50	500,000	547,126
Benchmark Mortgage Trust Series 2018-B2, Class A2 3.662% 2/15/51	215,000	224,662

See accompanying notes which are an integral part of the financial statements.
34

Collateralized Mortgage Obligations – continued
	Principal Amount	Value
PRIVATE SPONSOR – continued
BX Commercial Mortgage Trust Series 2019-XL, Class A 1 month U.S. LIBOR + 0.920% 1.082% 10/15/36 (a)(b)(c)	$ 383,516	$ 383,057
CGDB Commercial Mortgage Trust Series 2019-MOB, Class A 1 month U.S. LIBOR + 0.950% 1.112% 11/15/36 (a)(b)(c)	100,000	98,998
Citigroup Commercial Mortgage Trust Series 2012-GC8, Class AS 3.683% 9/10/45 (c)	131,000	135,602
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class AAB 3.368% 2/10/49	133,000	141,270
COMM Mortgage Trust Series 2013-LC6, Class ASB 2.478% 1/10/46	266,845	271,264
CSMC Trust Series 2020-NET, Class A 2.257% 8/15/37 (c)	100,000	103,041
GS Mortgage Securities Trust Series 2012-GC6, Class A3 3.482% 1/10/45	113,571	116,097
GS Mortgage Securities Trust Series 2012-GC6, Class AS 4.948% 1/10/45 (c)	257,000	266,531
GS Mortgage Securities Trust Series 2013-GC16, Class AS 4.649% 11/10/46	255,000	277,660
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-LC9, Class AS 3.353% 12/15/47 (c)	770,000	786,217
JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C13, Class A4 3.994% 1/15/46 (b)	162,576	174,379
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C20, Class A3A1 3.472% 7/15/47	104,689	105,911
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD, Class A 1 month U.S. LIBOR + 1.000% 1.162% 9/15/29 (a)(b)(c)	121,000	118,011
JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class AS 4.458% 1/15/47	327,000	354,281

	Principal Amount	Value

JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class A4 3.801% 9/15/47	$ 331,000	$ 362,112
Lanark Master Issuer PLC Series 2019-2A, Class 1A 2.71% 12/22/69 (c)	273,000	276,783
Lanark Master Issuer PLC Series 2020-1A, Class 1A 2.277% 12/22/69 (b)(c)	200,000	202,650
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28, Class A3 3.272% 1/15/49	139,813	148,548
Morgan Stanley Capital I Trust Series 2019-MEAD, Class A 3.17% 11/10/36 (c)	302,000	304,203
New Residential Mortgage Loan Trust Series 2019-5A, Class A1B 3.50% 8/25/59 (b)(c)	139,712	144,754
UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class AS 3.814% 8/10/49 (c)	239,000	248,854
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class AAB 2.687% 3/10/46	265,737	270,927
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class ASB 3.453% 1/15/60	281,000	303,972
TOTAL PRIVATE SPONSOR		6,501,447
U.S. GOVERNMENT AGENCY – 0.8%
Fannie Mae guaranteed REMIC Series 2015-28, Class P 2.50% 5/25/45	72,772	76,470
Fannie Mae guaranteed REMIC Series 2019-33, Class N 3.00% 3/25/48	691,056	725,136
Fannie Mae guaranteed REMIC Series 2019-59, Class AB 2.50% 10/25/39	231,186	240,407
Federal Home Loan Mortgage Corp. REMIC Series 4433, Class DE 2.00% 8/15/32	56,752	57,498
Federal Home Loan Mortgage Corp. REMIC Series 4437, Class DE 2.00% 10/15/32	59,774	60,589
See accompanying notes which are an integral part of the financial statements.
35

Fidelity® Limited Term Bond ETF
Schedule of Investments–continued
Collateralized Mortgage Obligations – continued
	Principal Amount	Value
U.S. GOVERNMENT AGENCY – continued
Federal Home Loan Mortgage Corp. REMIC Series 4903, Class DA 3.00% 10/25/48	$ 259,054	$ 277,594
TOTAL U.S. GOVERNMENT AGENCY		1,437,694
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,865,066)		7,939,141
Asset-Backed Securities – 3.9%

AASET Trust Series 2019-2, Class A 3.376% 10/16/39 (c)	233,581	211,110
American Credit Acceptance Receivables Trust Series 2019-3, Class A 2.44% 12/12/22 (c)	40,006	40,118
AmeriCredit Automobile Receivables Trust Series 2019-3, Class A2A 2.17% 1/18/23	126,951	127,948
Capital One Multi-Asset Execution Trust Series 2019-A1, Class A1 2.84% 12/15/24	331,000	343,205
Carmax Auto Owner Trust Series 2019-1, Class A3 3.05% 3/15/24	200,000	205,722
CF Hippolyta LLC Series 2020-1, Class A1 1.69% 7/15/60 (c)	539,000	546,914
Chesapeake Funding II LLC Series 2020-1A, Class A1 0.87% 8/16/32 (c)	384,000	385,065
Consumer Loan Underlying Bond CLUB Credit Certificate Issuer Trust Series 2019-HP1, Class A 2.59% 12/15/26 (c)	272,457	274,797
Consumer Loan Underlying Bond CLUB Credit Trust Series 2019-P2, Class A 2.47% 10/15/26 (c)	145,443	146,122
Consumer Loan Underlying Bond CLUB Credit Trust Series 2020-P1, Class A 2.26% 3/15/28 (c)	239,399	240,443
Dell Equipment Finance Trust Series 2019-2, Class A2 1.95% 12/22/21 (c)	245,196	246,746
Dell Equipment Finance Trust Series 2019-2, Class A3 1.91% 10/22/24 (c)	110,000	111,513
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04% 7/15/24	241,000	249,997
DLL LLC Series 2019-MT3, Class A2 2.13% 1/20/22 (c)	230,806	232,181

	Principal Amount	Value
DLL LLC Series 2019-MT3, Class A3 2.08% 2/21/23 (c)	$ 105,000	$ 107,039
Ford Credit Auto Owner Trust Series 2019-1, Class A 3.52% 7/15/30 (c)	250,000	274,121
Ford Credit Floorplan Master Owner Trust Series 2017-2, Class A1 2.16% 9/15/22	205,000	205,107
GMF Floorplan Owner Revolving Trust Series 2018-2, Class A1 3.13% 3/15/23 (c)	328,000	332,560
HPEFS Equipment Trust Series 2020-2A, Class A2 0.65% 7/22/30 (c)	570,000	570,343
Hyundai Auto Receivables Trust Series 2019-B, Class A3 1.94% 2/15/24	198,000	202,553
John Deere Owner Trust Series 2020-A, Class A2 1.01% 1/17/23	173,000	173,790
Mercedes-Benz Auto Lease Trust Series 2019-B, Class A3 2.00% 10/17/22	150,000	152,120
MMAF Equipment Finance LLC Series 2019-B, Class A3 2.01% 12/12/24 (c)	202,000	208,489
Nationstar HECM Loan Trust Series 2019-2A, Class A 2.272% 11/25/29 (b)(c)	76,725	76,590
SoFi Consumer Loan Program Series 2019-4, Class A 2.45% 8/25/28 (c)	135,322	136,849
Tesla Auto Lease Trust Series 2019-A, Class A2 2.13% 4/20/22 (c)	437,454	442,533
Tesla Auto Lease Trust Series 2020-A, Class A2 0.55% 5/22/23 (c)	153,000	153,197
Tesla Auto Lease Trust Series 2020-A, Class A3 0.68% 12/20/23 (c)	174,000	174,041
Upgrade Receivables Trust Series 2019-2A, Class A 2.77% 10/15/25 (c)	47,517	47,663
Verizon Owner Trust Series 2020-A, Class A1A 1.85% 7/22/24	318,000	326,659
Volvo Financial Equipment LLC Series 2019-2A, Class A3 2.04% 11/15/23 (c)	156,000	159,501
TOTAL ASSET-BACKED SECURITIES (Cost $7,017,682)		7,105,036

See accompanying notes which are an integral part of the financial statements.
36

U.S. Government Agency - Mortgage Securities – 2.2%
	Principal Amount	Value
Fannie Mae – 1.2%
3.00% 3/1/50	$ 1,368,673	$ 1,462,509
4.50% 3/1/39 to 9/1/49	606,191	666,947
TOTAL FANNIE MAE		2,129,456
Freddie Mac – 0.9%
0.25% 8/24/23	685,000	684,868
2.00% 1/1/32	887,988	927,922
TOTAL FREDDIE MAC		1,612,790
U.S. Government Agency – 0.1%
3.00% 12/1/31	145,193	152,960
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,862,825)		3,895,206
Municipal Securities – 0.4%

New York State Urban Development Corp.:
2.55% 3/15/22	275,000	283,393
2.70% 3/15/23	235,000	247,342
State of California 2.400% 10/1/25	220,000	238,997
TOTAL MUNICIPAL SECURITIES (Cost $731,790)		769,732
Foreign Government and Government Agency Obligations – 0.1%

Mexico Government International Bond 3.250% 4/16/30 (Cost $198,991)	200,000	206,800

Money Market Fund – 3.5%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (e) (Cost $6,384,006)	6,382,732	$ 6,384,008
TOTAL INVESTMENT IN SECURITIES – 99.6% (Cost $177,854,594)		180,482,539
NET OTHER ASSETS (LIABILITIES) – 0.4%		701,165
NET ASSETS – 100.0%		$ 181,183,704

Legend
(a)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,080,776 or 14.4% of net assets.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$14,183
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
See accompanying notes which are an integral part of the financial statements.
37

Fidelity® Limited Term Bond ETF
Schedule of Investments–continued
Investment Valuation
The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Corporate Bonds	$ 121,494,316	$ —	$ 121,494,316	$ —
U.S. Treasury Obligations	32,688,300	—	32,688,300	—
Collateralized Mortgage Obligations	7,939,141	—	7,939,141	—
Asset-Backed Securities	7,105,036	—	7,105,036	—
U.S. Government Agency - Mortgage Securities	3,895,206	—	3,895,206	—
Municipal Securities	769,732	—	769,732	—
Foreign Government and Government Agency Obligations	206,800	—	206,800	—
Money Market Funds	6,384,008	6,384,008	—	—
Total Investments in Securities:	$ 180,482,539	$ 6,384,008	$ 174,098,531	$ —
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	85.4
United Kingdom	4.5
Canada	2.7
Japan	1.2
Switzerland	1.2
Netherlands	1.1
Others (Individually Less Than 1%)	3.5
99.6%
See accompanying notes which are an integral part of the financial statements.
38

Fidelity® Low Duration Bond Factor ETF
Schedule of Investments August 31, 2020
Showing Percentage of Net Assets
Nonconvertible Bonds – 83.5%
	Principal Amount	Value
COMMUNICATION SERVICES – 3.6%
Diversified Telecommunication Services – 1.6%
Verizon Communications, Inc.:
3 month U.S. LIBOR + 1.000% 1.321% 3/16/22 (a)(b)	$ 1,903,000	$1,930,547
3 month U.S. LIBOR + 1.100% 1.38% 5/15/25 (a)(b)	1,168,000	1,193,576
		3,124,123
Media – 1.8%
Charter Communications Operating LLC / Charter Communications Operating Capital 3 month U.S. LIBOR + 1.650% 1.901% 2/1/24 (a)(b)	398,000	408,852
Comcast Corp.:
3 month U.S. LIBOR + 0.330% 0.626% 10/1/20 (a)(b)	309,000	309,102
3 month U.S. LIBOR + 0.440% 0.736% 10/1/21 (a)(b)	640,000	642,684
3 month U.S. LIBOR + 0.630% 0.905% 4/15/24 (a)(b)	571,000	576,397
NBCUniversal Enterprise, Inc. 3 month U.S. LIBOR + 0.400% 0.696% 4/1/21 (a)(b)(c)	700,000	701,518
TWDC Enterprises 18 Corp. 3 month U.S. LIBOR + 0.390% 0.721% 3/4/22 (a)(b)	734,000	734,850
		3,373,403
Wireless Telecommunication Services – 0.2%
Vodafone Group PLC 3 month U.S. LIBOR + 0.990% 1.261% 1/16/24 (a)(b)	399,000	401,989
TOTAL COMMUNICATION SERVICES		6,899,515
CONSUMER DISCRETIONARY – 3.5%
Automobiles – 2.8%
BMW US Capital LLC:
3 month U.S. LIBOR + 0.500% 0.754% 8/13/21 (a)(b)(c)	332,000	332,337
3 month U.S. LIBOR + 0.530% 0.798% 4/14/22 (a)(b)(c)	334,000	333,893
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.450% 0.706% 2/22/21 (a)(b)(c)	300,000	300,046
3 month U.S. LIBOR + 0.550% 0.799% 5/4/21 (a)(b)(c)	376,000	375,901
3 month U.S. LIBOR + 0.840% 1.089% 5/4/23 (a)(b)(c)	450,000	446,933
3 month U.S. LIBOR + 0.900% 1.18% 2/15/22 (a)(b)(c)	450,000	451,127

	Principal Amount	Value

Ford Motor Credit Co. LLC:
3 month U.S. LIBOR + 0.880% 1.146% 10/12/21 (a)(b)	$ 600,000	$ 578,865
3 month U.S. LIBOR + 0.930% 1.227% 9/24/20 (a)(b)	919,000	918,506
3 month U.S. LIBOR + 1.080% 1.331% 8/3/22 (a)(b)	200,000	188,573
3 month U.S. LIBOR + 1.235% 1.515% 2/15/23 (a)(b)	600,000	557,886
Nissan Motor Acceptance Corp.:
3 month U.S. LIBOR + 0.690% 0.996% 9/28/22 (a)(b)(c)	370,000	357,151
3 month U.S. LIBOR + 0.890% 1.156% 1/13/22 (a)(b)(c)	50,000	49,319
Volkswagen Group of America Finance LLC 3 month U.S. LIBOR + 0.940% 1.197% 11/12/21 (a)(b)(c)	400,000	400,202
		5,290,739
Hotels, Restaurants & Leisure – 0.6%
McDonald's Corp. 3 month U.S. LIBOR + 0.430% 0.677% 10/28/21 (a)(b)	1,122,000	1,124,750
Internet & Direct Marketing Retail – 0.1%
eBay, Inc. 3 month U.S. LIBOR + 0.870% 1.138% 1/30/23 (a)(b)	200,000	201,901
Specialty Retail – 0.0%
The Home Depot, Inc. 3 month U.S. LIBOR + 0.310% 0.556% 3/1/22 (a)(b)	116,000	116,197
TOTAL CONSUMER DISCRETIONARY		6,733,587
CONSUMER STAPLES – 1.8%
Beverages – 0.3%
Anheuser-Busch InBev Worldwide, Inc. 3 month U.S. LIBOR + 0.740% 1.006% 1/12/24 (a)(b)	75,000	75,713
Constellation Brands, Inc. 3 month U.S. LIBOR + 0.700% 0.98% 11/15/21 (a)(b)	328,000	328,019
PepsiCo, Inc. 3 month U.S. LIBOR + 0.365% 0.616% 5/2/22 (a)(b)	184,000	185,050
		588,782
Food & Staples Retailing – 0.6%
Campbell Soup Co. 3 month U.S. LIBOR + 0.630% 0.943% 3/15/21 (a)(b)	318,000	318,610

See accompanying notes which are an integral part of the financial statements.
39

Fidelity® Low Duration Bond Factor ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER STAPLES – continued
Food & Staples Retailing – continued
CVS Health Corp. 3 month U.S. LIBOR + 0.720% 1.033% 3/9/21 (a)(b)	$ 377,000	$ 378,239
Reckitt Benckiser Treasury Services PLC 3 month U.S. LIBOR + 0.560% 0.857% 6/24/22 (a)(b)(c)	200,000	200,873
Walmart, Inc. 3 month U.S. LIBOR + 0.230% 0.535% 6/23/21 (a)(b)	120,000	120,236
		1,017,958
Food Products – 0.7%
General Mills, Inc.:
3 month U.S. LIBOR + 0.540% 0.811% 4/16/21 (a)(b)	508,000	509,325
3 month U.S. LIBOR + 1.010% 1.283% 10/17/23 (a)(b)	792,000	801,266
		1,310,591
Tobacco – 0.2%
BAT Capital Corp. 3 month U.S. LIBOR + 0.880% 1.16% 8/15/22 (a)(b)	438,000	440,993
TOTAL CONSUMER STAPLES		3,358,324
ENERGY – 3.7%
Oil, Gas & Consumable Fuels – 3.7%
BP Capital Markets America, Inc. 3 month U.S. LIBOR + 0.650% 0.966% 9/19/22 (a)(b)	39,000	39,266
BP Capital Markets PLC 3 month U.S. LIBOR + 0.250% 0.506% 11/24/20 (a)(b)	650,000	650,313
Chevron Corp.:
3 month U.S. LIBOR + 0.530% 0.81% 11/15/21 (a)(b)	320,000	321,828
3 month U.S. LIBOR + 0.480% 0.817% 3/3/22 (a)(b)	1,752,000	1,763,583
3 month U.S. LIBOR + 0.530% 0.867% 3/3/22 (a)(b)	44,000	44,291
ConocoPhillips Co. 3 month U.S. LIBOR + 0.900% 1.18% 5/15/22 (a)(b)	216,000	217,975
Exxon Mobil Corp.:
3 month U.S. LIBOR + 0.330% 0.61% 8/16/22 (a)(b)	1,450,000	1,456,481
3 month U.S. LIBOR + 0.370% 0.688% 3/6/22 (a)(b)	52,000	52,280
MPLX LP 3 month U.S. LIBOR + 1.100% 1.413% 9/9/22 (a)(b)	1,734,000	1,734,156

	Principal Amount	Value

Shell International Finance BV 3 month U.S. LIBOR + 0.400% 0.654% 11/13/23 (a)(b)	$ 865,000	$ 866,766
TOTAL ENERGY		7,146,939
FINANCIALS – 59.9%
Banks – 28.0%
ABN AMRO Bank N.V. 3 month U.S. LIBOR + 0.570% 0.821% 8/27/21 (a)(b)(c)	1,200,000	1,205,088
ASB Bank Ltd. 3 month U.S. LIBOR + 0.970% 1.283% 6/14/23 (a)(b)(c)	200,000	203,260
Banco Santander S.A. 3 month U.S. LIBOR + 1.560% 1.826% 4/11/22 (a)(b)	400,000	404,148
Bank of Montreal:
3 month U.S. LIBOR + 0.400% 0.71% 9/10/21 (a)(b)	1,428,000	1,432,287
3 month U.S. LIBOR + 0.460% 0.726% 4/13/21 (a)(b)	61,000	61,183
3 month U.S. LIBOR + 0.570% 0.854% 3/26/22 (a)(b)	712,000	716,731
3 month U.S. LIBOR + 0.630% 0.945% 9/11/22 (a)(b)	440,000	444,323
Banque Federative du Credit Mutuel S.A. 3 month U.S. LIBOR + 0.960% 1.232% 7/20/23 (a)(b)(c)	600,000	608,393
Barclays Bank PLC 3 month U.S. LIBOR + 0.460% 0.726% 1/11/21 (a)(b)	200,000	200,236
Barclays PLC:
3 month U.S. LIBOR + 1.380% 1.66% 5/16/24 (a)(b)	800,000	804,392
3 month U.S. LIBOR + 1.430% 1.71% 2/15/23 (a)(b)	1,200,000	1,204,839
3 month U.S. LIBOR + 2.110% 2.353% 8/10/21 (a)(b)	630,000	640,632
BPCE S.A.:
3 month U.S. LIBOR + 1.220% 1.476% 5/22/22 (a)(b)(c)	250,000	252,755
3 month U.S. LIBOR + 1.240% 1.558% 9/12/23 (a)(b)(c)	250,000	253,004
Canadian Imperial Bank of Commerce:
3 month U.S. LIBOR + 0.310% 0.614% 10/5/20 (a)(b)	171,000	171,067
3 month U.S. LIBOR + 0.660% 0.973% 9/13/23 (a)(b)	654,000	660,232

See accompanying notes which are an integral part of the financial statements.
40

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
3 month U.S. LIBOR + 0.720% 1.041% 6/16/22 (a)(b)	$ 116,000	$ 117,203
Citibank N.A.:
3 month U.S. LIBOR + 0.300% 0.572% 10/20/20 (a)(b)	250,000	250,062
3 month U.S. LIBOR + 0.530% 0.798% 2/19/22 (a)(b)	750,000	751,060
3 month U.S. LIBOR + 0.570% 0.826% 7/23/21 (a)(b)	500,000	501,943
Commonwealth Bank of Australia:
3 month U.S. LIBOR + 0.400% 0.708% 9/18/20 (a)(b)(c)	736,000	736,159
3 month U.S. LIBOR + 0.680% 0.988% 9/18/22 (a)(b)(c)	151,000	152,456
3 month U.S. LIBOR + 0.700% 1.01% 3/10/22 (a)(b)(c)	1,575,000	1,588,230
3 month U.S. LIBOR + 0.700% 1.021% 3/16/23 (a)(b)(c)	852,000	861,682
Cooperatieve Rabobank UA 3 month U.S. LIBOR + 0.480% 0.753% 1/10/23 (a)(b)	1,000,000	1,004,325
Credit Suisse Group Funding Guernsey Ltd. 3 month U.S. LIBOR + 2.290% 2.562% 4/16/21 (a)(b)	250,000	253,340
Danske Bank A/S 3 month U.S. LIBOR + 1.060% 1.378% 9/12/23 (a)(b)(c)	800,000	789,792
Fifth Third Bank 3 month U.S. LIBOR + 0.250% 0.518% 10/30/20 (a)(b)	400,000	400,093
ING Groep N.V.:
3 month U.S. LIBOR + 1.000% 1.302% 10/2/23 (a)(b)	1,000,000	1,014,027
3 month U.S. LIBOR + 1.150% 1.456% 3/29/22 (a)(b)	200,000	202,202
Lloyds Banking Group PLC 3 month U.S. LIBOR + 0.800% 1.106% 6/21/21 (a)(b)	2,200,000	2,210,690
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.740% 0.981% 3/2/23 (a)(b)	306,000	307,004
3 month U.S. LIBOR + 0.790% 1.035% 7/25/22 (a)(b)	743,000	749,420
3 month U.S. LIBOR + 0.860% 1.105% 7/26/23 (a)(b)	812,000	818,206
3 month U.S. LIBOR + 0.920% 1.176% 2/22/22 (a)(b)	90,000	90,905

	Principal Amount	Value

Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.840% 1.111% 7/16/23 (a)(b)	$ 800,000	$ 802,934
3 month U.S. LIBOR + 0.790% 1.117% 3/5/23 (a)(b)	600,000	602,912
3 month U.S. LIBOR + 0.880% 1.195% 9/11/22 (a)(b)	400,000	403,936
3 month U.S. LIBOR + 0.940% 1.196% 2/28/22 (a)(b)	200,000	201,892
3 month U.S. LIBOR + 1.000% 1.315% 9/11/24 (a)(b)	800,000	802,471
3 month U.S. LIBOR + 1.140.% 1.453% 9/13/21 (a)(b)	200,000	201,964
National Australia Bank Ltd.:
3 month U.S. LIBOR + 0.350% 0.616% 1/12/21 (a)(b)(c)	500,000	500,652
3 month U.S. LIBOR + 0.710% 0.959% 11/4/21 (a)(b)(c)	2,750,000	2,770,170
3 month U.S. LIBOR + 0.720% 0.976% 5/22/22 (a)(b)(c)	250,000	252,294
3 month U.S. LIBOR + 1.000% 1.266% 7/12/21 (a)(b)(c)	1,500,000	1,511,823
PNC Bank N.A.:
3 month U.S. LIBOR + 0.325% 0.581% 2/24/23 (a)(b)	1,250,000	1,252,262
3 month U.S. LIBOR + 0.450% 0.708% 7/22/22 (a)(b)	800,000	802,275
3 month U.S. LIBOR + 0.500% 0.745% 7/27/22 (a)(b)	250,000	251,752
Royal Bank of Canada:
3 month U.S. LIBOR + 0.240% 0.485% 10/26/20 (a)(b)	397,000	397,176
3 month U.S. LIBOR + 0.400% 0.645% 1/25/21 (a)(b)	1,168,000	1,169,937
3 month U.S. LIBOR + 0.390% 0.658% 4/30/21 (a)(b)	1,338,000	1,341,469
3 month U.S. LIBOR + 0.470% 0.74% 4/29/22 (a)(b)	1,214,000	1,219,988
3 month U.S. LIBOR + 0.660% 0.964% 10/5/23 (a)(b)	860,000	866,419
Santander UK PLC 3 month U.S. LIBOR + 0.300% 0.551% 11/3/20 (a)(b)	200,000	200,110
Skandinaviska Enskilda Banken AB 3 month U.S. LIBOR + 0.430% 0.71% 5/17/21 (a)(b)(c)	200,000	200,549
Sumitomo Mitsui Banking Corp. 3 month U.S. LIBOR + 0.370% 0.641% 10/16/20 (a)(b)	250,000	250,130
See accompanying notes which are an integral part of the financial statements.
41

Fidelity® Low Duration Bond Factor ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
Svenska Handelsbanken AB:
3 month U.S. LIBOR + 0.360% 0.678% 9/8/20 (a)(b)	$ 750,000	$ 750,052
3 month U.S. LIBOR + 0.470% 0.726% 5/24/21 (a)(b)	1,000,000	1,003,340
Swedbank AB 3 month U.S. LIBOR + 0.700% 1.013% 3/14/22 (a)(b)(c)	400,000	402,812
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.240% 0.485% 1/25/21 (a)(b)	770,000	770,673
3 month U.S. LIBOR + 0.260% 0.559% 9/17/20 (a)(b)	182,000	182,029
3 month U.S. LIBOR + 0.640% 0.912% 7/19/23 (a)(b)	138,000	139,617
3 month U.S. LIBOR + 1.000% 1.276% 4/7/21 (a)(b)	1,256,000	1,263,439
Truist Bank:
3 month U.S. LIBOR + 0.500% 0.745% 10/26/21 (a)(b)	50,000	50,036
3 month U.S. LIBOR + 0.590% 0.841% 8/2/22 (a)(b)	287,000	287,930
Truist Financial Corp. 3 month U.S. LIBOR + 0.220% 0.471% 2/1/21 (a)(b)	106,000	106,069
US Bank N.A. 3 month U.S. LIBOR + 0.310% 0.559% 2/4/21 (a)(b)	750,000	750,880
Wells Fargo & Co.:
3 month U.S. LIBOR + 0.930% 1.183% 2/11/22 (a)(b)	686,000	688,306
3 month U.S. LIBOR + 1.025% 1.27% 7/26/21 (a)(b)	2,067,000	2,084,278
3 month U.S. LIBOR + 1.010% 1.328% 12/7/20 (a)(b)	249,000	249,621
3 month U.S. LIBOR + 1.110% 1.374% 1/24/23 (a)(b)	137,000	138,194
3 month U.S. LIBOR + 1.230% 1.491% 10/31/23 (a)(b)	1,874,000	1,901,008
3 month U.S. LIBOR + 1.340% 1.671% 3/4/21 (a)(b)	598,000	601,656
Wells Fargo Bank N.A.:
3 month U.S. LIBOR + 0.310% 0.585% 1/15/21 (a)(b)	250,000	250,263
3 month U.S. LIBOR + 0.510% 0.768% 10/22/21 (a)(b)	500,000	502,034
3 month U.S. LIBOR + 0.620% 0.871% 5/27/22 (a)(b)	250,000	250,819

	Principal Amount	Value

Westpac Banking Corp.:
3 month U.S. LIBOR + 0.390% 0.656% 1/13/23 (a)(b)	$ 500,000	$ 501,966
3 month U.S. LIBOR + 0.570% 0.836% 1/11/23 (a)(b)	198,000	199,657
3 month U.S. LIBOR + 0.720% 1.00% 5/15/23 (a)(b)	699,000	707,134
3 month U.S. LIBOR + 0.770% 1.004% 2/26/24 (a)(b)	172,000	174,518
3 month U.S. LIBOR + 0.710% 1.016% 6/28/22 (a)(b)	456,000	460,242
3 month U.S. LIBOR + 0.850% 1.116% 1/11/22 (a)(b)	758,000	765,392
3 month U.S. LIBOR + 0.850% 1.118% 8/19/21 (a)(b)	267,000	268,996
		53,515,445
Capital Markets – 0.8%
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 0.681% 11/1/21 (a)(b)	374,000	375,324
The Bank of New York Mellon Corp. 3 month U.S. LIBOR + 1.050% 1.318% 10/30/23 (a)(b)	989,000	1,006,133
The Charles Schwab Corp. 3 month U.S. LIBOR + 0.320% 0.567% 5/21/21 (a)(b)	115,000	115,211
		1,496,668
Consumer Finance – 5.6%
Air Lease Corp. 3 month U.S. LIBOR + 0.670% 1.007% 6/3/21 (a)(b)	414,000	410,613
American Express Co.:
3 month U.S. LIBOR + 0.330% 0.598% 10/30/20 (a)(b)	941,000	941,198
3 month U.S. LIBOR + 0.600% 0.849% 11/5/21 (a)(b)	149,000	149,834
3 month U.S. LIBOR + 0.620% 0.873% 5/20/22 (a)(b)	294,000	296,052
3 month U.S. LIBOR + 0.650% 0.901% 2/27/23 (a)(b)	26,000	26,196
3 month U.S. LIBOR + 0.750% 1.001% 8/3/23 (a)(b)	1,424,000	1,444,041
American Express Credit Corp. 3 month U.S. LIBOR + 0.700% 1.037% 3/3/22 (a)(b)	706,000	711,143
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.370% 0.613% 5/10/23 (a)(b)	660,000	658,094
3 month U.S. LIBOR + 0.540% 0.846% 6/27/22 (a)(b)	398,000	399,069

See accompanying notes which are an integral part of the financial statements.
42

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Consumer Finance – continued
Capital One Financial Corp.:
3 month U.S. LIBOR + 0.720% 0.988% 1/30/23 (a)(b)	$ 1,264,000	$ 1,265,343
3 month U.S. LIBOR + 0.950% 1.263% 3/9/22 (a)(b)	564,000	568,532
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.230% 0.543% 3/15/21 (a)(b)	935,000	935,947
3 month U.S. LIBOR + 0.280% 0.598% 9/7/21 (a)(b)	97,000	97,203
3 month U.S. LIBOR + 0.300% 0.618% 3/8/21 (a)(b)	200,000	200,259
3 month U.S. LIBOR + 0.290% 0.621% 9/4/20 (a)(b)	163,000	163,004
3 month U.S. LIBOR + 0.390% 0.67% 5/17/21 (a)(b)	196,000	196,516
Toyota Motor Credit Corp.:
3 month U.S. LIBOR + 0.280% 0.546% 4/13/21 (a)(b)	186,000	186,239
3 month U.S. LIBOR + 0.290% 0.566% 10/7/21 (a)(b)	1,382,000	1,385,650
3 month U.S. LIBOR + 0.400% 0.68% 5/17/22 (a)(b)	242,000	242,742
3 month U.S. LIBOR + 0.480% 0.798% 9/8/22 (a)(b)	470,000	472,840
		10,750,515
Diversified Financial Services – 23.9%
Bank of America Corp.:
3 month U.S. LIBOR + 0.380% 0.636% 1/23/22 (a)(b)	564,000	564,597
3 month U.S. LIBOR + 0.650% 0.946% 10/1/21 (a)(b)	170,000	170,099
3 month U.S. LIBOR + 0.650% 0.947% 6/25/22 (a)(b)	972,000	976,343
3 month U.S. LIBOR + 0.790% 1.117% 3/5/24 (a)(b)	980,000	986,683
3 month U.S. LIBOR + 0.960% 1.216% 7/23/24 (a)(b)	370,000	373,413
3 month U.S. LIBOR + 1.000% 1.264% 4/24/23 (a)(b)	385,000	388,937
3 month U.S. LIBOR + 1.160% 1.432% 1/20/23 (a)(b)	782,000	791,400
3 month U.S. LIBOR + 1.180% 1.451% 10/21/22 (a)(b)	67,000	67,771
Citigroup, Inc.:
3 month U.S. LIBOR + 0.960% 1.205% 4/25/22 (a)(b)	977,000	987,982
3 month U.S. LIBOR + 0.950% 1.214% 7/24/23 (a)(b)	908,000	915,622

	Principal Amount	Value

3 month U.S. LIBOR + 1.100% 1.38% 5/17/24 (a)(b)	$ 544,000	$ 550,807
3 month U.S. LIBOR + 1.070% 1.388% 12/8/21 (a)(b)	1,150,000	1,162,402
3 month U.S. LIBOR + 1.190% 1.441% 8/2/21 (a)(b)	351,000	354,095
3 month U.S. LIBOR + 1.430% 1.676% 9/1/23 (a)(b)	1,078,000	1,095,884
Credit Agricole S.A.:
3 month U.S. LIBOR + 1.020% 1.284% 4/24/23 (a)(b)(c)	250,000	251,818
3 month U.S. LIBOR + 1.430% 1.703% 1/10/22 (a)(b)(c)	1,250,000	1,266,464
Credit Suisse Group AG:
3 month U.S. LIBOR + 1.200% 1.513% 12/14/23 (a)(b)(c)	250,000	252,150
3 month U.S. LIBOR + 1.240% 1.558% 6/12/24 (a)(b)(c)	1,000,000	1,009,430
Deutsche Bank AG:
3 month U.S. LIBOR + 0.815% 1.073% 1/22/21 (a)(b)	1,284,000	1,283,718
3 month U.S. LIBOR + 1.230% 1.481% 2/27/23 (a)(b)	100,000	97,515
3 month U.S. LIBOR + 1.290% 1.539% 2/4/21 (a)(b)	600,000	601,056
General Motors Financial Co., Inc.:
3 month U.S. LIBOR + 0.850% 1.118% 4/9/21 (a)(b)	140,000	139,971
3 month U.S. LIBOR + 0.990% 1.294% 1/5/23 (a)(b)	561,000	555,335
3 month U.S. LIBOR + 1.550% 1.818% 1/14/22 (a)(b)	998,000	1,001,779
HSBC Holdings PLC:
3 month U.S. LIBOR + 0.650% 0.968% 9/11/21 (a)(b)	2,126,000	2,126,250
3 month U.S. LIBOR + 1.000% 1.27% 5/18/24 (a)(b)	800,000	802,065
3 month U.S. LIBOR + 1.230% 1.545% 3/11/25 (a)(b)	800,000	803,849
3 month U.S. LIBOR + 1.500% 1.804% 1/5/22 (a)(b)	1,000,000	1,015,564
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 0.610% 0.918% 6/18/22 (a)(b)	1,186,000	1,190,014
3 month U.S. LIBOR + 0.730% 0.986% 4/23/24 (a)(b)	510,000	513,006
3 month U.S. LIBOR + 0.850% 1.123% 1/10/25 (a)(b)	42,000	42,351
3 month U.S. LIBOR + 0.900% 1.145% 4/25/23 (a)(b)	320,000	323,263
See accompanying notes which are an integral part of the financial statements.
43

Fidelity® Low Duration Bond Factor ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Diversified Financial Services – continued
3 month U.S. LIBOR + 0.890% 1.146% 7/23/24 (a)(b)	$ 566,000	$ 572,466
3 month U.S. LIBOR + 1.000% 1.275% 1/15/23 (a)(b)	178,000	179,787
3 month U.S. LIBOR + 1.100% 1.418% 6/7/21 (a)(b)	936,000	942,756
3 month U.S. LIBOR + 1.205% 1.475% 10/29/20 (a)(b)	377,000	377,334
3 month U.S. LIBOR + 1.230% 1.494% 10/24/23 (a)(b)	272,000	276,855
Macquarie Group Ltd. 3 month U.S. LIBOR + 1.350% 1.656% 3/27/24 (a)(b)(c)	278,000	280,868
Morgan Stanley:
3 month U.S. LIBOR + 1.180% 1.452% 1/20/22 (a)(b)	2,757,000	2,768,092
3 month U.S. LIBOR + 1.220% 1.463% 5/8/24 (a)(b)	846,000	859,138
3 month U.S. LIBOR + 1.400% 1.664% 10/24/23 (a)(b)	1,669,000	1,700,270
3 month U.S. LIBOR + 1.400% 1.671% 4/21/21 (a)(b)	1,396,000	1,408,106
Natwest Group PLC:
3 month U.S. LIBOR + 1.470% 1.75% 5/15/23 (a)(b)	200,000	201,189
3 month U.S. LIBOR + 1.550% 1.847% 6/25/24 (a)(b)	200,000	201,792
NatWest Markets PLC 3 month U.S. LIBOR + 1.400% 1.706% 9/29/22 (a)(b)(c)	200,000	201,265
Sumitomo Mitsui Financial Group, Inc.:
3 month U.S. LIBOR + 0.740% 1.012% 10/18/22 (a)(b)	132,000	132,818
3 month U.S. LIBOR + 0.740% 1.013% 1/17/23 (a)(b)	260,000	260,997
3 month U.S. LIBOR + 0.780% 1.046% 7/12/22 (a)(b)	18,000	18,134
3 month U.S. LIBOR + 0.800% 1.071% 10/16/23 (a)(b)	268,000	269,708
3 month U.S. LIBOR + 0.860% 1.132% 7/19/23 (a)(b)	492,000	496,575
3 month U.S. LIBOR + 1.140% 1.412% 10/19/21 (a)(b)	311,000	314,379
The Bank of Nova Scotia:
3 month U.S. LIBOR + 0.290% 0.567% 1/8/21 (a)(b)	738,000	738,723
3 month U.S. LIBOR + 0.620% 0.936% 9/19/22 (a)(b)	184,000	185,431

	Principal Amount	Value

3 month U.S. LIBOR + 0.640% 0.958% 3/7/22 (a)(b)	$ 250,000	$ 251,894
The Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.750% 1.006% 2/23/23 (a)(b)	415,000	417,178
3 month U.S. LIBOR + 0.780% 1.041% 10/31/22 (a)(b)	522,000	524,500
3 month U.S. LIBOR + 1.000% 1.264% 7/24/23 (a)(b)	524,000	528,559
3 month U.S. LIBOR + 1.110% 1.355% 4/26/22 (a)(b)	940,000	944,932
3 month U.S. LIBOR + 1.050% 1.377% 6/5/23 (a)(b)	304,000	306,226
3 month U.S. LIBOR + 1.170% 1.45% 11/15/21 (a)(b)	1,286,000	1,288,677
3 month U.S. LIBOR + 1.360% 1.605% 4/23/21 (a)(b)	622,000	626,042
3 month U.S. LIBOR + 1.600% 1.856% 11/29/23 (a)(b)	1,666,000	1,720,109
3 month U.S. LIBOR + 1.770% 2.02% 2/25/21 (a)(b)	1,386,000	1,397,229
UBS AG 3 month U.S. LIBOR + 0.480% 0.726% 12/1/20 (a)(b)(c)	864,000	864,639
UBS Group AG:
3 month U.S. LIBOR + 0.950% 1.23% 8/15/23 (a)(b)(c)	600,000	604,073
3 month U.S. LIBOR + 1.530% 1.781% 2/1/22 (a)(b)(c)	1,200,000	1,222,113
		45,744,487
Insurance – 1.6%
Jackson National Life Global Funding:
3 month U.S. LIBOR + 0.300% 0.575% 10/15/20 (a)(b)(c)	464,000	464,139
3 month U.S. LIBOR + 0.480% 0.795% 6/11/21 (a)(b)(c)	148,000	148,444
3 month U.S. LIBOR + 0.730% 1.036% 6/27/22 (a)(b)(c)	238,000	239,911
New York Life Global Funding:
3 month U.S. LIBOR + 0.160% 0.456% 10/1/20 (a)(b)(c)	766,000	766,120
3 month U.S. LIBOR + 0.280% 0.551% 1/21/22 (a)(b)(c)	1,234,000	1,237,119
3 month U.S. LIBOR + 0.320% 0.569% 8/6/21 (a)(b)(c)	78,000	78,229
3 month U.S. LIBOR + 0.520% 0.83% 6/10/22 (a)(b)(c)	150,000	150,985
		3,084,947
TOTAL FINANCIALS		114,592,062

See accompanying notes which are an integral part of the financial statements.
44

Nonconvertible Bonds – continued
	Principal Amount	Value
HEALTH CARE – 2.8%
Health Care Equipment & Supplies – 0.4%
Becton Dickinson and Co. 3 month U.S. LIBOR + 1.030% 1.348% 6/6/22 (a)(b)	$ 479,000	$ 482,885
Cardinal Health, Inc. 3 month U.S. LIBOR + 0.770% 1.083% 6/15/22 (a)(b)	96,000	96,804
Express Scripts Holding Co. 3 month U.S. LIBOR + 0.750% 1.006% 11/30/20 (a)(b)	102,000	102,022
		681,711
Health Care Providers & Services – 0.4%
Cigna Corp.:
3 month U.S. LIBOR + 0.650% 0.949% 9/17/21 (a)(b)	148,000	148,033
3 month U.S. LIBOR + 0.890% 1.165% 7/15/23 (a)(b)	390,000	394,387
UnitedHealth Group, Inc. 3 month U.S. LIBOR + 0.070% 0.345% 10/15/20 (a)(b)	188,000	188,014
		730,434
Pharmaceuticals – 2.0%
AbbVie, Inc. 3 month U.S. LIBOR + 0.650% 0.897% 11/21/22 (a)(b)(c)	780,000	783,796
AstraZeneca PLC 3 month U.S. LIBOR + 0.665% 0.945% 8/17/23 (a)(b)	84,000	84,724
Bayer US Finance II LLC 3 month U.S. LIBOR + 1.010% 1.323% 12/15/23 (a)(b)(c)	1,372,000	1,384,468
Bristol-Myers Squibb Co.:
3 month U.S. LIBOR + 0.200% 0.48% 11/16/20 (a)(b)	1,048,000	1,048,284
3 month U.S. LIBOR + 0.380% 0.66% 5/16/22 (a)(b)	306,000	307,218
GlaxoSmithKline Capital PLC 3 month U.S. LIBOR + 0.350% 0.615% 5/14/21 (a)(b)	93,000	93,193
Pfizer, Inc. 3 month U.S. LIBOR + 0.330% 0.643% 9/15/23 (a)(b)	180,000	180,181
Zoetis, Inc. 3 month U.S. LIBOR + 0.440% 0.693% 8/20/21 (a)(b)	50,000	50,103
		3,931,967
TOTAL HEALTH CARE		5,344,112

	Principal Amount	Value
INDUSTRIALS – 3.7%
Aerospace & Defense – 0.6%
General Dynamics Corp. 3 month U.S. LIBOR + 0.380% 0.633% 5/11/21 (a)(b)	$ 1,225,000	$ 1,227,623
Air Freight & Logistics – 0.6%
United Parcel Service, Inc.:
3 month U.S. LIBOR + 0.380% 0.66% 5/16/22 (a)(b)	696,000	699,340
3 month U.S. LIBOR + 0.450% 0.746% 4/1/23 (a)(b)	366,000	368,326
		1,067,666
Industrial Conglomerates – 0.6%
General Electric Co.:
3 month U.S. LIBOR + 1.000% 1.275% 4/15/23 (a)(b)	415,000	412,844
3 month U.S. LIBOR + 1.000% 1.313% 3/15/23 (a)(b)	9,000	8,998
Honeywell International, Inc. 3 month U.S. LIBOR + 0.370% 0.613% 8/8/22 (a)(b)	810,000	813,073
		1,234,915
Machinery – 1.5%
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.260% 0.57% 9/10/21 (a)(b)	910,000	911,324
3 month U.S. LIBOR + 0.400% 0.718% 6/7/21 (a)(b)	241,000	241,757
3 month U.S. LIBOR + 0.480% 0.798% 9/8/22 (a)(b)	1,475,000	1,483,764
3 month U.S. LIBOR + 0.550% 0.868% 6/7/23 (a)(b)	200,000	201,490
		2,838,335
Trading Companies & Distributors – 0.4%
Aviation Capital Group LLC 3 month U.S. LIBOR + 0.670% 0.938% 7/30/21 (a)(b)(c)	666,000	644,732
GATX Corp. 3 month U.S. LIBOR + 0.720% 0.969% 11/5/21 (a)(b)	23,000	22,971
		667,703
TOTAL INDUSTRIALS		7,036,242
INFORMATION TECHNOLOGY – 2.5%
IT Services – 1.1%
IBM Credit LLC:
3 month U.S. LIBOR + 0.160% 0.409% 2/5/21 (a)(b)	100,000	100,067
3 month U.S. LIBOR + 0.260% 0.532% 1/20/21 (a)(b)	500,000	500,544
See accompanying notes which are an integral part of the financial statements.
45

Fidelity® Low Duration Bond Factor ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
INFORMATION TECHNOLOGY – continued
IT Services – continued
3 month U.S. LIBOR + 0.470% 0.726% 11/30/20 (a)(b)	$ 800,000	$800,968
International Business Machines Corp. 3 month U.S. LIBOR + 0.400% 0.654% 5/13/21 (a)(b)	800,000	802,200
		2,203,779
Semiconductors & Semiconductor Equipment – 0.3%
Intel Corp. 3 month U.S. LIBOR + 0.350% 0.603% 5/11/22 (a)(b)	240,000	240,963
QUALCOMM, Inc. 3 month U.S. LIBOR + 0.730% 0.998% 1/30/23 (a)(b)	240,000	242,885
		483,848
Technology Hardware, Storage & Peripherals – 1.1%
Apple, Inc.:
3 month U.S. LIBOR + 0.350% 0.603% 5/11/22 (a)(b)	1,026,000	1,030,617
3 month U.S. LIBOR + 0.500% 0.743% 2/9/22 (a)(b)	491,000	494,583
3 month U.S. LIBOR + 1.130% 1.386% 2/23/21 (a)(b)	274,000	275,527
Hewlett Packard Enterprise Co. 3 month U.S. LIBOR + 0.720% 1.024% 10/5/21 (a)(b)	312,000	312,058
		2,112,785
TOTAL INFORMATION TECHNOLOGY		4,800,412
MATERIALS – 0.1%
Chemicals – 0.1%
DuPont de Nemours, Inc. 3 month U.S. LIBOR + 1.110% 1.39% 11/15/23 (a)(b)	252,000	255,184
UTILITIES – 1.9%
Electric Utilities – 0.6%
Duke Energy Corp.:
3 month U.S. LIBOR + 0.500% 0.765% 5/14/21 (a)(b)(c)	102,000	102,302
3 month U.S. LIBOR + 0.650% 0.965% 3/11/22 (a)(b)	920,000	926,303
		1,028,605
Gas Utilities – 0.1%
Dominion Energy Gas Holdings LLC 3 month U.S. LIBOR + 0.600% 0.913% 6/15/21 (a)(b)	256,000	257,052

	Principal Amount	Value

Independent Power and Renewable Electricity Producers – 0.3%
Southern Power Co. 3 month U.S. LIBOR + 0.550% 0.856% 12/20/20 (a)(b)(c)	$ 607,000	$ 607,187
Multi-Utilities – 0.9%
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.400% 0.646% 12/1/20 (a)(b)(c)	50,000	50,014
Duke Energy Progress LLC 3 month U.S. LIBOR + 0.180% 0.498% 9/8/20 (a)(b)	72,000	72,003
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.480% 0.729% 5/4/21 (a)(b)	153,000	153,280
3 month U.S. LIBOR + 0.720% 0.97% 2/25/22 (a)(b)	532,000	536,276
Sempra Energy:
3 month U.S. LIBOR + 0.450% 0.763% 3/15/21 (a)(b)	196,000	196,294
3 month U.S. LIBOR + 0.500% 0.775% 1/15/21 (a)(b)	628,000	628,237
		1,636,104
TOTAL UTILITIES		3,528,948
TOTAL NONCONVERTIBLE BONDS (Cost $159,361,172)		159,695,325
U.S. Treasury Obligations – 9.8%

U.S. Treasury Bonds:
5.25% 2/15/29	2,000	2,772
6.125% 11/15/27	1,000	1,401
6.25% 5/15/30	1,220,000	1,863,026
U.S. Treasury Notes:
0.625% 5/15/30	1,552,000	1,541,330
1.50% 2/15/30	2,318,000	2,494,023
1.625% 8/15/29	229,600	249,295
1.75% 11/15/29	456,200	501,036
2.25% 11/15/27	517,800	581,756
2.375% 5/15/29	1,857,800	2,133,277
2.625% 2/15/29	2,633,800	3,070,949
2.75% 2/15/28	1,510,600	1,756,073
2.875% 5/15/28 to 8/15/28	2,439,400	2,868,284
3.125% 11/15/28	1,398,800	1,682,822
TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,618,710)		18,746,044

See accompanying notes which are an integral part of the financial statements.
46

Money Market Fund – 6.4%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (d) (Cost $12,195,843)	12,193,405	$ 12,195,843
TOTAL INVESTMENT IN SECURITIES – 99.7% (Cost $189,175,725)		190,637,212
NET OTHER ASSETS (LIABILITIES) – 0.3%		578,694
NET ASSETS – 100.0%		$ 191,215,906

Legend
(a)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,848,685 or 15.1% of net assets.
(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$50,322
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
See accompanying notes which are an integral part of the financial statements.
47

Fidelity® Low Duration Bond Factor ETF
Schedule of Investments–continued
Investment Valuation
The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Corporate Bonds	$ 159,695,325	$ —	$ 159,695,325	$ —
U.S. Treasury Obligations	18,746,044	—	18,746,044	—
Money Market Funds	12,195,843	12,195,843	—	—
Total Investments in Securities:	$ 190,637,212	$ 12,195,843	$ 178,441,369	$ —
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	68.6
Canada	6.4
United Kingdom	6.3
Australia	6.1
Japan	3.5
Netherlands	2.3
Switzerland	2.1
France	1.4
Sweden	1.2
Germany	1.0
Others (Individually Less Than 1%)	0.8
99.7%
See accompanying notes which are an integral part of the financial statements.
48

Fidelity® Total Bond ETF
Schedule of Investments August 31, 2020
Showing Percentage of Net Assets
Nonconvertible Bonds – 40.6%
	Principal Amount	Value
COMMUNICATION SERVICES – 4.9%
Diversified Telecommunication Services – 1.6%
Altice Financing S.A.:
5.00% 1/15/28 (a)	$ 200,000	$ 205,500
7.50% 5/15/26 (a)	770,000	821,734
Altice France Holding S.A. 6.00% 2/15/28 (a)	950,000	950,000
Altice France S.A.:
5.50% 1/15/28 (a)	630,000	661,500
7.375% 5/1/26 (a)	1,115,000	1,183,740
8.125% 2/1/27 (a)	985,000	1,098,275
AT&T, Inc.:
4.10% 2/15/28	242,000	282,518
4.30% 2/15/30	315,000	376,318
4.45% 4/1/24	29,000	32,565
4.50% 3/9/48	3,106,000	3,637,932
5.15% 11/15/46	500,000	624,331
6.30% 1/15/38	290,000	406,116
CenturyLink, Inc.:
5.125% 12/15/26 (a)	570,000	591,104
5.625% 4/1/25	205,000	221,144
6.875% 1/15/28	15,000	16,500
Frontier Communications Corp. 8.00% 4/1/27 (a)(b)	1,782,000	1,790,910
Intelsat Jackson Holdings S.A.:
8.00% 2/15/24 (a)(b)	1,305,000	1,331,100
8.50% 10/15/24 (a)(b)	145,000	98,600
Level 3 Financing, Inc.:
3.625% 1/15/29 (a)	45,000	45,117
4.25% 7/1/28 (a)	390,000	401,408
5.375% 1/15/24	750,000	758,437
Sprint Capital Corp. 6.875% 11/15/28	1,012,000	1,294,591
Telecom Italia Capital S.A.:
6.00% 9/30/34	666,000	809,190
6.375% 11/15/33	40,000	50,000
Telecom Italia SpA 5.303% 5/30/24 (a)	625,000	689,975
Verizon Communications, Inc.:
3.00% 3/22/27	221,000	246,708
4.862% 8/21/46	875,000	1,174,624
5.012% 4/15/49	386,000	535,637
5.50% 3/16/47	830,000	1,210,316
		21,545,890
Interactive Media & Services – 0.0%
Match Group, Inc. 4.125% 8/1/30 (a)	85,000	89,038

	Principal Amount	Value

Media – 2.3%
CCO Holdings LLC / CCO Holdings Capital Corp.:
4.50% 8/15/30 (a)	$ 225,000	$ 237,937
4.75% 3/1/30 (a)	1,310,000	1,407,398
5.00% 2/1/28 (a)	200,000	211,500
5.125% 5/1/27 (a)	370,000	394,057
5.375% 5/1/25 to 6/1/29 (a)	1,460,000	1,590,452
5.50% 5/1/26 (a)	200,000	209,000
5.75% 2/15/26 (a)	500,000	524,030
5.875% 5/1/27 (a)	322,000	338,502
Charter Communications Operating LLC / Charter Communications Operating Capital:
4.464% 7/23/22	334,000	355,907
5.375% 5/1/47	3,514,000	4,228,921
5.75% 4/1/48	406,000	507,135
6.484% 10/23/45	197,000	263,156
Comcast Corp.:
3.90% 3/1/38	71,000	84,868
4.65% 7/15/42	162,000	208,778
CSC Holdings LLC:
4.125% 12/1/30 (a)	325,000	337,350
5.375% 2/1/28 (a)	1,415,000	1,509,062
5.50% 5/15/26 to 4/15/27 (a)	800,000	849,668
5.75% 1/15/30 (a)	955,000	1,040,950
Discovery Communications LLC:
3.625% 5/15/30	579,000	640,715
4.65% 5/15/50	1,694,000	1,934,897
DISH DBS Corp. 7.75% 7/1/26	200,000	229,000
DISH Network Corp.:
2.375% 3/15/24	400,000	376,226
3.375% 8/15/26	418,000	412,263
Fox Corp.:
3.666% 1/25/22	57,000	59,518
4.03% 1/25/24	101,000	111,623
4.709% 1/25/29	145,000	174,008
5.476% 1/25/39	143,000	188,950
5.576% 1/25/49	95,000	130,328
Front Range BidCo, Inc. 6.125% 3/1/28 (a)	790,000	815,675
Sable International Finance Ltd. 5.75% 9/7/27 (a)	415,000	437,244
Sirius XM Radio, Inc.:
4.125% 7/1/30 (a)	95,000	99,988
4.625% 7/15/24 (a)	720,000	748,800
5.375% 7/15/26 (a)	105,000	109,856

See accompanying notes which are an integral part of the financial statements.
49

Fidelity® Total Bond ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
COMMUNICATION SERVICES – continued
Media – continued
Telenet Finance Luxembourg Notes Sarl 5.50% 3/1/28 (a)	$ 1,000,000	$ 1,063,000
The Walt Disney Co.:
3.80% 3/22/30	1,743,000	2,064,843
4.70% 3/23/50	1,292,000	1,707,894
Time Warner Cable LLC:
5.875% 11/15/40	1,302,000	1,650,117
7.30% 7/1/38	211,000	299,661
Time Warner Cable, Inc.:
4.00% 9/1/21	1,608,000	1,645,294
5.50% 9/1/41	16,000	19,578
6.55% 5/1/37	157,000	209,481
6.75% 6/15/39	674,000	934,354
Virgin Media Finance PLC 5.00% 7/15/30 (a)	90,000	92,700
Zayo Group Holdings, Inc. 4.00% 3/1/27 (a)	205,000	202,694
Ziggo Bond Co. BV:
5.125% 2/28/30 (a)	270,000	286,200
6.00% 1/15/27 (a)	400,000	421,000
Ziggo BV 5.50% 1/15/27 (a)	803,000	843,961
		32,208,539
Wireless Telecommunication Services – 1.0%
C&W Senior Financing DAC:
6.875% 9/15/27 (a)	1,088,000	1,139,245
7.50% 10/15/26 (a)	597,000	637,297
Millicom International Cellular S.A.:
6.00% 3/15/25 (a)	455,000	466,944
6.25% 3/25/29 (a)	700,000	768,250
6.625% 10/15/26 (a)	920,000	999,925
Northwest Fiber LLC / Northwest Fiber Finance Sub Inc. 10.75% 6/1/28 (a)	480,000	532,800
Sprint Communications, Inc. 6.00% 11/15/22	379,000	411,215
Sprint Corp.:
7.125% 6/15/24	200,000	232,442
7.875% 9/15/23	1,245,000	1,448,091
T-Mobile USA, Inc.:
3.75% 4/15/27 (a)	1,738,000	1,965,522
3.875% 4/15/30 (a)	2,431,000	2,778,414
4.375% 4/15/40 (a)	207,000	248,951
4.50% 2/1/26	195,000	201,091
4.50% 4/15/50 (a)	407,000	497,142
4.75% 2/1/28	135,000	145,462
6.375% 3/1/25	385,000	393,181

	Principal Amount	Value

6.50% 1/15/26	$ 600,000	$ 628,125
		13,494,097
TOTAL COMMUNICATION SERVICES		67,337,564
CONSUMER DISCRETIONARY – 1.9%
Automobiles – 0.1%
Volkswagen Group of America Finance LLC:
2.90% 5/13/22 (a)	930,000	965,002
3.125% 5/12/23 (a)	811,000	860,547
		1,825,549
Diversified Consumer Services – 0.2%
GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC 7.125% 7/31/26 (a)	470,000	453,550
Global Partners LP / GLP Finance Corp. 7.00% 6/15/23 to 8/1/27	520,000	521,500
Laureate Education, Inc. 8.25% 5/1/25 (a)	388,000	412,518
Service Corp. International 5.125% 6/1/29	615,000	681,340
Sotheby's 7.375% 10/15/27 (a)	492,000	501,840
		2,570,748
Hotels, Restaurants & Leisure – 0.6%
1011778 BC ULC / New Red Finance, Inc.:
4.25% 5/15/24 (a)	370,000	376,937
5.75% 4/15/25 (a)	130,000	138,775
Boyd Gaming Corp.:
4.75% 12/1/27	380,000	378,575
6.00% 8/15/26	140,000	146,825
6.375% 4/1/26	300,000	312,753
Caesars Resort Collection LLC / CRC Finco, Inc. 5.25% 10/15/25 (a)	489,000	468,154
Colt Merger Sub, Inc.:
6.25% 7/1/25 (a)	595,000	629,778
8.125% 7/1/27 (a)	290,000	307,400
GLP Capital LP / GLP Financing II, Inc. 5.25% 6/1/25	155,000	167,660
Golden Entertainment, Inc. 7.625% 4/15/26 (a)	580,000	551,000
Golden Nugget, Inc. 6.75% 10/15/24 (a)	650,000	555,750
Hilton Domestic Operating Co., Inc. 4.25% 9/1/24	340,000	340,425

See accompanying notes which are an integral part of the financial statements.
50

Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER DISCRETIONARY – continued
Hotels, Restaurants & Leisure – continued
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625% 4/1/25	$ 375,000	$ 378,750
McDonald's Corp.:
3.50% 7/1/27	269,000	307,459
3.60% 7/1/30	319,000	371,013
4.20% 4/1/50	162,000	197,682
Scientific Games International, Inc. 5.00% 10/15/25 (a)	45,000	44,522
Stars Group Holdings BV / Stars Group US Co-Borrower LLC 7.00% 7/15/26 (a)	549,000	585,234
Station Casinos LLC 5.00% 10/1/25 (a)	135,000	133,398
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (a)	40,000	39,600
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	95,000	98,563
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (a)	340,000	331,160
5.50% 3/1/25 (a)	300,000	297,000
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	325,000	326,117
5.50% 10/1/27 (a)	100,000	100,719
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.75% 4/15/25 (a)	325,000	341,250
Yum! Brands, Inc. 7.75% 4/1/25 (a)	495,000	552,544
		8,479,043
Internet & Direct Marketing Retail – 0.1%
Cogent Communications Group, Inc. 5.375% 3/1/22 (a)	350,000	360,500
Netflix, Inc.:
4.875% 4/15/28	695,000	804,462
5.375% 11/15/29 (a)	65,000	78,162
5.875% 11/15/28	230,000	281,750
6.375% 5/15/29	70,000	88,375
Terrier Media Buyer, Inc. 8.875% 12/15/27 (a)	25,000	25,883
		1,639,132
Leisure Products – 0.1%
Hasbro, Inc.:
2.60% 11/19/22	248,000	256,127
3.00% 11/19/24	564,000	597,266
Mattel, Inc.:
5.875% 12/15/27 (a)	15,000	16,314

	Principal Amount	Value

6.75% 12/31/25 (a)	$ 655,000	$ 695,119
		1,564,826
Multiline Retail – 0.2%
Dollar Tree, Inc. 4.00% 5/15/25	2,204,000	2,497,981
Specialty Retail – 0.5%
AutoNation, Inc. 4.75% 6/1/30	127,000	148,781
AutoZone, Inc.:
3.625% 4/15/25	179,000	200,743
4.00% 4/15/30	831,000	988,766
eG Global Finance PLC:
6.75% 2/7/25 (a)	275,000	284,281
8.50% 10/30/25 (a)	775,000	829,250
Lowe's Cos., Inc.:
4.50% 4/15/30	606,000	751,064
5.00% 4/15/40	384,000	508,136
5.125% 4/15/50	452,000	622,808
O'Reilly Automotive, Inc. 4.20% 4/1/30	188,000	226,076
Sally Holdings LLC / Sally Capital, Inc. 5.625% 12/1/25	15,000	15,225
The TJX Cos., Inc.:
3.75% 4/15/27	682,000	784,613
3.875% 4/15/30	1,346,000	1,597,017
		6,956,760
Textiles, Apparel & Luxury Goods – 0.1%
The William Carter Co. 5.625% 3/15/27 (a)	105,000	111,550
Wolverine World Wide, Inc. 6.375% 5/15/25 (a)	395,000	418,700
		530,250
TOTAL CONSUMER DISCRETIONARY		26,064,289
CONSUMER STAPLES – 3.4%
Beverages – 1.4%
Anheuser-Busch InBev Finance, Inc. 4.90% 2/1/46	311,000	377,388
Anheuser-Busch InBev Worldwide, Inc.:
3.50% 6/1/30	2,064,000	2,362,995
4.35% 6/1/40	597,000	693,530
4.50% 6/1/50	1,993,000	2,412,028
4.60% 6/1/60	643,000	785,467
4.75% 4/15/58	350,000	432,954
5.45% 1/23/39	377,000	479,561
5.55% 1/23/49	2,681,000	3,618,145
5.80% 1/23/59	1,032,000	1,466,446
See accompanying notes which are an integral part of the financial statements.
51

Fidelity® Total Bond ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER STAPLES – continued
Beverages – continued
Cott Holdings, Inc. 5.50% 4/1/25 (a)	$ 55,000	$ 56,856
Molson Coors Brewing Co. 3.00% 7/15/26	4,191,000	4,477,725
The Coca-Cola Co.:
3.375% 3/25/27	1,090,000	1,257,301
3.45% 3/25/30	562,000	671,297
		19,091,693
Food & Staples Retailing – 0.7%
CVS Health Corp.:
3.00% 8/15/26	69,000	75,705
3.25% 8/15/29	159,000	176,364
3.625% 4/1/27	281,000	318,188
3.75% 4/1/30	535,000	617,935
4.10% 3/25/25	763,000	870,096
4.125% 4/1/40	373,000	433,395
4.25% 4/1/50	106,000	125,657
4.30% 3/25/28	1,582,000	1,862,438
4.78% 3/25/38	1,241,000	1,520,143
5.05% 3/25/48	168,000	218,079
Kraft Heinz Foods Co. 5.00% 7/15/35	210,000	242,869
Sysco Corp.:
5.65% 4/1/25	442,000	523,152
5.95% 4/1/30	530,000	668,216
6.60% 4/1/40 to 4/1/50	1,060,000	1,436,973
TreeHouse Foods, Inc. 4.00% 9/1/28 (c)	235,000	239,157
Walgreens Boots Alliance, Inc. 3.30% 11/18/21	34,000	34,997
		9,363,364
Food Products – 0.7%
Conagra Brands, Inc. 3.80% 10/22/21	113,000	117,218
Darling Ingredients, Inc. 5.25% 4/15/27 (a)	381,000	404,336
JBS U.S.A. LUX S.A. / JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	1,682,000	1,736,665
5.875% 7/15/24 (a)	434,000	442,680
6.75% 2/15/28 (a)	60,000	66,450
JBS U.S.A. LUX S.A. / JBS U.S.A. Finance, Inc. (Reg. S) 5.75% 6/15/25	487,000	502,827
JBS U.S.A. LUX S.A. / JBS U.S.A. Food Co. / JBS U.S.A. Finance, Inc.:
5.50% 1/15/30 (a)	1,530,000	1,699,708
6.50% 4/15/29 (a)	1,657,000	1,880,695

	Principal Amount	Value

Performance Food Group, Inc.:
5.50% 10/15/27 (a)	$ 330,000	$ 344,025
6.875% 5/1/25 (a)	415,000	441,975
Post Holdings, Inc.:
4.625% 4/15/30 (a)	180,000	187,875
5.00% 8/15/26 (a)	145,000	150,481
5.50% 12/15/29 (a)	505,000	553,581
5.625% 1/15/28 (a)	130,000	138,977
5.75% 3/1/27 (a)	555,000	586,219
US Foods, Inc.:
5.875% 6/15/24 (a)	45,000	45,675
6.25% 4/15/25 (a)	270,000	286,200
		9,585,587
Tobacco – 0.6%
Altria Group, Inc.:
3.875% 9/16/46	703,000	729,533
4.25% 8/9/42	448,000	473,641
4.50% 5/2/43	289,000	315,750
4.80% 2/14/29	464,000	554,912
5.375% 1/31/44	532,000	657,502
5.95% 2/14/49	300,000	405,414
BAT Capital Corp.:
4.70% 4/2/27	1,021,000	1,182,775
4.906% 4/2/30	1,182,000	1,405,486
5.282% 4/2/50	1,282,000	1,531,926
Imperial Brands Finance PLC:
3.75% 7/21/22 (a)	400,000	417,849
4.25% 7/21/25 (a)	450,000	500,306
Reynolds American, Inc.:
4.00% 6/12/22	73,000	77,351
4.45% 6/12/25	53,000	60,336
4.85% 9/15/23	220,000	246,372
5.70% 8/15/35	28,000	34,627
5.85% 8/15/45	180,000	222,365
		8,816,145
TOTAL CONSUMER STAPLES		46,856,789
ENERGY – 5.6%
Energy Equipment & Services – 0.3%
DCP Midstream Operating LP:
5.375% 7/15/25	1,095,000	1,176,359
5.625% 7/15/27	390,000	421,200
5.85% 5/21/43 (a)(d)	1,851,000	1,432,211
Halliburton Co.:
3.80% 11/15/25	4,000	4,387
4.85% 11/15/35	55,000	61,174
USA Compression Partners LP / USA Compression Finance Corp. 6.875% 4/1/26 to 9/1/27	355,000	365,900

See accompanying notes which are an integral part of the financial statements.
52

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Energy Equipment & Services – continued
Weatherford International Ltd. 11.00% 12/1/24 (a)	$ 91,000	$ 61,880
		3,523,111
Oil, Gas & Consumable Fuels – 5.3%
Apache Corp. 5.10% 9/1/40	15,000	14,590
Canadian Natural Resources Ltd. 5.85% 2/1/35	1,192,000	1,466,687
Cenovus Energy, Inc. 4.25% 4/15/27	367,000	352,331
Cheniere Energy Partners LP:
5.25% 10/1/25	754,000	771,523
5.625% 10/1/26	1,141,000	1,195,985
Chesapeake Energy Corp.:
7.00% 10/1/24 (b)	95,000	4,038
8.00% 1/15/25 to 6/15/27 (b)	785,000	33,363
CITGO Petroleum Corp. 6.25% 8/15/22 (a)	253,000	252,368
Columbia Pipeline Group, Inc. 4.50% 6/1/25	30,000	34,917
Comstock Resources, Inc. 9.75% 8/15/26	615,000	650,369
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (a)	1,660,000	1,523,050
5.75% 4/1/25	400,000	382,670
6.25% 4/1/23	560,000	551,482
CVR Energy, Inc.:
5.25% 2/15/25 (a)	400,000	378,340
5.75% 2/15/28 (a)	60,000	54,450
Denbury Resources, Inc.:
7.75% 2/15/24 (a)(b)	305,000	152,500
9.25% 3/31/22 (a)(b)	650,000	325,000
Empresa Nacional del Petroleo 4.375% 10/30/24 (a)	200,000	217,250
Enbridge, Inc.:
4.00% 10/1/23	283,000	307,559
4.25% 12/1/26	66,000	76,278
Endeavor Energy Resources LP / EER Finance, Inc.:
5.50% 1/30/26 (a)	30,000	29,976
5.75% 1/30/28 (a)	285,000	291,413
6.625% 7/15/25 (a)	55,000	57,372
Energy Transfer Operating LP:
3.75% 5/15/30	309,000	306,407
4.20% 9/15/23	72,000	76,368
4.25% 3/15/23	102,000	107,472
4.50% 4/15/24	98,000	105,454

	Principal Amount	Value

4.95% 6/15/28	$ 246,000	$ 263,481
5.00% 5/15/50	690,000	659,789
5.25% 4/15/29	1,811,000	1,982,229
5.80% 6/15/38	137,000	138,346
6.00% 6/15/48	339,000	347,409
6.25% 4/15/49	109,000	114,044
Energy Transfer Partners LP / Regency Energy Finance Corp. 5.875% 3/1/22	200,000	210,694
Enterprise Products Operating LLC 3.70% 2/15/26	90,000	101,996
EQM Midstream Partners LP 6.50% 7/1/27 (a)	195,000	213,525
Exxon Mobil Corp. 3.482% 3/19/30	2,773,000	3,219,330
Hess Corp.:
4.30% 4/1/27	112,000	119,192
5.60% 2/15/41	171,000	195,041
5.80% 4/1/47	360,000	410,106
7.125% 3/15/33	110,000	135,826
7.30% 8/15/31	108,000	132,958
7.875% 10/1/29	303,000	383,515
Hess Midstream Operating LP 5.125% 6/15/28 (a)	420,000	431,810
Hess Midstream Operations LP 5.625% 2/15/26 (a)	505,000	525,422
Hilcorp Energy I LP / Hilcorp Finance Co. 5.00% 12/1/24 (a)	240,000	227,400
Jonah Energy LLC / Jonah Energy Finance Corp. 7.25% 10/15/25 (a)	170,000	23,800
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	190,000	199,689
3.50% 3/1/21	60,000	60,603
5.00% 10/1/21	69,000	71,514
5.50% 3/1/44	287,000	345,661
6.55% 9/15/40	13,000	16,092
Kinder Morgan, Inc.:
5.00% 2/15/21 (a)	74,000	75,193
5.05% 2/15/46	34,000	40,140
5.55% 6/1/45	193,000	238,085
MEG Energy Corp. 7.125% 2/1/27 (a)	310,000	296,599
Mesquite Energy, Inc. 15.00% 7/15/23 (e)	24,200	24,200
MPLX LP:
3 Month U.S. LIBOR + 1.900% 1.213% 9/9/21 (d)(f)	180,000	179,994
3 month U.S. LIBOR + 1.100% 1.413% 9/9/22 (d)(f)	271,000	271,024
See accompanying notes which are an integral part of the financial statements.
53

Fidelity® Total Bond ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
4.50% 7/15/23	$ 133,000	$ 143,993
4.80% 2/15/29	83,000	96,096
4.875% 12/1/24	160,000	180,557
5.50% 2/15/49	249,000	294,004
Occidental Petroleum Corp.:
2.70% 8/15/22	151,000	148,459
2.90% 8/15/24	643,000	591,560
3.20% 8/15/26	67,000	58,748
3.40% 4/15/26	190,000	168,317
3.50% 8/15/29	3,207,000	2,758,020
4.10% 2/15/47	1,102,000	840,187
4.20% 3/15/48	150,000	113,625
4.30% 8/15/39	136,000	104,720
4.40% 4/15/46 to 8/15/49	256,000	201,289
4.50% 7/15/44	514,000	406,060
5.55% 3/15/26	1,586,000	1,578,070
6.20% 3/15/40	250,000	237,500
6.45% 9/15/36	858,000	841,389
6.60% 3/15/46	216,000	214,507
7.50% 5/1/31	1,040,000	1,102,400
7.875% 9/15/31	65,000	69,550
8.875% 7/15/30	230,000	259,900
Ovintiv, Inc.:
5.15% 11/15/41	1,380,000	971,901
6.625% 8/15/37	1,287,000	1,243,589
7.375% 11/1/31	290,000	302,722
8.125% 9/15/30	625,000	669,877
PBF Holding Co. LLC / PBF Finance Corp.:
6.00% 2/15/28 (a)	300,000	252,975
9.25% 5/15/25 (a)	720,000	788,400
Petrobras Global Finance BV:
5.093% 1/15/30 (a)	1,220,000	1,269,753
6.90% 3/19/49	1,401,000	1,597,893
7.25% 3/17/44	2,423,000	2,843,239
Petroleos Mexicanos:
4.50% 1/23/26	157,000	146,795
5.95% 1/28/31 (a)	2,643,000	2,377,775
6.35% 2/12/48	5,401,000	4,356,015
6.49% 1/23/27 (a)	435,000	428,519
6.50% 3/13/27	594,000	585,387
6.75% 9/21/47	1,870,000	1,554,250
6.84% 1/23/30 (a)	2,278,000	2,195,992
6.95% 1/28/60 (a)	2,120,000	1,762,038
7.69% 1/23/50 (a)	1,149,000	1,024,585
Phillips 66:
3.70% 4/6/23	76,000	81,806
3.85% 4/9/25	98,000	109,563

	Principal Amount	Value

Plains All American Pipeline LP / PAA Finance Corp.:
3.55% 12/15/29	$ 2,943,000	$ 2,929,169
3.60% 11/1/24	139,000	145,474
Rattler Midstream LP 5.625% 7/15/25 (a)	570,000	602,775
Sabine Pass Liquefaction LLC 4.50% 5/15/30 (a)	1,377,000	1,576,397
Sanchez Energy Corp. 7.25% 7/15/23 (e)	269,000	0
Sunoco Logistics Partners Operations LP 5.40% 10/1/47	577,000	565,146
Sunoco LP / Sunoco Finance Corp.:
4.875% 1/15/23	380,000	386,198
5.50% 2/15/26	490,000	504,886
5.875% 3/15/28	210,000	219,975
6.00% 4/15/27	10,000	10,645
Targa Resources Partners LP / Targa Resources Partners Finance Corp.:
4.25% 11/15/23	300,000	301,884
4.875% 2/1/31 (a)	160,000	161,208
5.125% 2/1/25	835,000	852,760
5.375% 2/1/27	105,000	108,413
5.875% 4/15/26	105,000	110,513
6.50% 7/15/27	200,000	216,000
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	375,000	388,200
5.00% 1/31/28 (a)	35,000	38,890
The Williams Cos., Inc.:
3.50% 11/15/30	1,546,000	1,698,725
3.70% 1/15/23	1,130,000	1,199,356
3.90% 1/15/25	521,000	573,611
4.00% 11/15/21 to 9/15/25	288,000	312,631
4.50% 11/15/23	51,000	56,356
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30 (a)	167,000	182,213
3.95% 5/15/50 (a)	542,000	587,756
Valero Energy Corp.:
2.70% 4/15/23	268,000	280,138
2.85% 4/15/25	154,000	164,697
Viper Energy Partners LP 5.375% 11/1/27 (a)	600,000	618,000
Western Midstream Operating LP:
3.95% 6/1/25	178,000	177,500
4.00% 7/1/22	75,000	76,313
4.10% 2/1/25	255,000	254,393
4.50% 3/1/28	300,000	300,750
4.65% 7/1/26	156,000	159,510
4.75% 8/15/28	80,000	81,342

See accompanying notes which are an integral part of the financial statements.
54

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
5.05% 2/1/30	$ 420,000	$ 430,584
5.30% 3/1/48	150,000	133,925
6.25% 2/1/50	50,000	50,071
		72,802,348
TOTAL ENERGY		76,325,459
FINANCIALS – 14.4%
Banks – 5.6%
Bank of America Corp.:
3.419% 12/20/28 (d)	3,601,000	4,024,112
3.50% 4/19/26	227,000	257,157
3.864% 7/23/24 (d)	250,000	271,946
3.95% 4/21/25	229,000	257,598
4.20% 8/26/24	160,000	179,307
4.25% 10/22/26	2,550,000	2,950,039
4.45% 3/3/26	2,320,000	2,690,373
Barclays Bank PLC 1.70% 5/12/22	463,000	471,522
Barclays PLC:
2.645% 6/24/31 (d)	5,000,000	5,076,634
2.852% 5/7/26 (d)	1,317,000	1,390,612
4.375% 1/12/26	200,000	227,418
CIT Group, Inc.:
3.929% 6/19/24 (d)	275,000	283,883
6.125% 3/9/28	174,000	205,103
Citigroup, Inc.:
3.142% 1/24/23 (d)	274,000	283,516
3.352% 4/24/25 (d)	550,000	598,297
3.875% 3/26/25	2,540,000	2,822,043
4.00% 8/5/24	115,000	126,922
4.30% 11/20/26	5,012,000	5,776,075
4.40% 6/10/25	1,294,000	1,474,621
4.412% 3/31/31 (d)	1,804,000	2,190,936
4.45% 9/29/27	701,000	813,697
5.50% 9/13/25	851,000	1,013,554
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(d)	297,000	325,699
Corp. Andina de Fomento 2.375% 5/12/23	1,186,000	1,227,154
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	250,000	276,830
3.80% 6/9/23	906,000	978,528
4.55% 4/17/26	250,000	293,183
HSBC Holdings PLC 4.95% 3/31/30	227,000	279,254
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	200,000	215,687

	Principal Amount	Value

5.71% 1/15/26 (a)	$ 1,065,000	$ 1,183,302
JPMorgan Chase & Co.:
2.739% 10/15/30 (d)	2,753,000	2,973,668
2.956% 5/13/31 (d)	701,000	752,591
3.797% 7/23/24 (d)	75,000	81,658
3.875% 9/10/24	190,000	211,649
4.125% 12/15/26	415,000	484,731
4.452% 12/5/29 (d)	5,279,000	6,369,714
4.493% 3/24/31 (d)	2,605,000	3,203,873
Regions Financial Corp. 2.25% 5/18/25	1,174,000	1,246,399
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (d)	775,000	829,261
5.125% 5/28/24	2,000,000	2,215,104
6.00% 12/19/23	500,000	563,721
6.10% 6/10/23	6,010,000	6,683,614
6.125% 12/15/22	1,641,000	1,801,490
Synchrony Bank 3.65% 5/24/21	289,000	293,363
UniCredit SpA 6.572% 1/14/22 (a)	434,000	461,393
Wells Fargo & Co.:
2.406% 10/30/25 (d)	811,000	854,384
4.478% 4/4/31 (d)	2,548,000	3,110,653
5.013% 4/4/51 (d)	3,619,000	4,926,732
Westpac Banking Corp. 4.11% 7/24/34 (d)	405,000	457,162
		75,686,162
Capital Markets – 3.1%
Affiliated Managers Group, Inc.:
3.50% 8/1/25	81,000	89,216
4.25% 2/15/24	138,000	152,142
Ares Capital Corp.:
3.875% 1/15/26	1,446,000	1,467,376
4.20% 6/10/24	998,000	1,033,433
Credit Suisse Group AG:
2.193% 6/5/26 (a)(d)	3,100,000	3,204,872
2.593% 9/11/25 (a)(d)	1,207,000	1,263,477
3.869% 1/12/29 (a)(d)	250,000	280,836
4.194% 4/1/31 (a)(d)	1,509,000	1,760,324
4.207% 6/12/24 (a)(d)	850,000	923,863
Morgan Stanley:
3.125% 7/27/26	2,936,000	3,276,037
3.622% 4/1/31 (d)	1,694,000	1,967,277
3.737% 4/24/24 (d)	407,000	439,746
4.35% 9/8/26	2,646,000	3,088,914
4.431% 1/23/30 (d)	2,612,000	3,151,454
4.875% 11/1/22	538,000	585,935
5.00% 11/24/25	2,321,000	2,729,220
See accompanying notes which are an integral part of the financial statements.
55

Fidelity® Total Bond ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Capital Markets – continued
MSCI, Inc.:
4.00% 11/15/29 (a)	$ 600,000	$ 642,000
4.75% 8/1/26 (a)	115,000	119,600
State Street Corp. 2.825% 3/30/23 (a)(d)	106,000	109,843
The Goldman Sachs Group, Inc.:
2.876% 10/31/22 (d)	100,000	102,608
3.20% 2/23/23	1,742,000	1,853,805
3.691% 6/5/28 (d)	1,221,000	1,383,564
3.75% 5/22/25	200,000	223,983
3.80% 3/15/30	3,204,000	3,732,169
3.814% 4/23/29 (d)	1,287,000	1,474,348
4.25% 10/21/25	554,000	630,667
6.75% 10/1/37	4,641,000	6,780,327
		42,467,036
Consumer Finance – 2.4%
Ally Financial, Inc.:
3.05% 6/5/23	1,732,000	1,797,351
3.875% 5/21/24	130,000	138,397
5.125% 9/30/24	367,000	410,696
5.75% 11/20/25	862,000	967,621
5.80% 5/1/25	832,000	961,791
8.00% 11/1/31	794,000	1,077,546
Capital One Financial Corp.:
2.60% 5/11/23	1,300,000	1,363,133
3.65% 5/11/27	2,362,000	2,628,015
3.80% 1/31/28	463,000	517,076
Discover Bank 4.682% 8/9/28 (d)	1,750,000	1,830,728
Discover Financial Services:
3.75% 3/4/25	586,000	639,328
3.85% 11/21/22	1,221,000	1,302,960
4.10% 2/9/27	253,000	281,649
4.50% 1/30/26	377,000	432,139
Ford Motor Credit Co. LLC:
3.087% 1/9/23	215,000	213,689
3.219% 1/9/22	180,000	179,080
3.339% 3/28/22	140,000	140,147
4.063% 11/1/24	2,533,000	2,569,019
4.687% 6/9/25	275,000	282,532
5.085% 1/7/21	228,000	228,285
5.113% 5/3/29	325,000	343,281
5.125% 6/16/25	205,000	215,400
5.584% 3/18/24	1,528,000	1,629,077
5.596% 1/7/22	1,722,000	1,769,303
Navient Corp.:
6.625% 7/26/21	170,000	174,250
7.25% 1/25/22 to 9/25/23	410,000	433,425

	Principal Amount	Value

Quicken Loans, Inc. 5.25% 1/15/28 (a)	$ 290,000	$ 309,214
Springleaf Finance Corp. 6.875% 3/15/25	515,000	580,820
Synchrony Financial:
2.85% 7/25/22	167,000	171,933
3.95% 12/1/27	1,835,000	1,933,808
4.375% 3/19/24	2,169,000	2,340,560
5.15% 3/19/29	2,823,000	3,227,005
Toyota Motor Credit Corp. 2.90% 3/30/23	1,298,000	1,380,321
		32,469,579
Diversified Financial Services – 1.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust:
2.875% 8/14/24	666,000	640,632
4.125% 7/3/23	255,000	258,916
4.45% 12/16/21 to 4/3/26	505,000	511,598
4.50% 5/15/21	260,000	264,439
4.875% 1/16/24	438,000	451,538
6.50% 7/15/25	603,000	655,828
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (a)	600,000	533,173
3.95% 7/1/24 (a)	196,000	181,069
4.375% 5/1/26 (a)	244,000	224,705
BNP Paribas S.A. 2.219% 6/9/26 (a)(d)	1,250,000	1,303,510
Deutsche Bank AG:
3.15% 1/22/21	372,000	375,002
3.30% 11/16/22	247,000	255,404
4.50% 4/1/25	1,000,000	1,023,748
5.00% 2/14/22	732,000	770,166
5.882% 7/8/31 (d)	5,000,000	5,313,133
General Motors Financial Co., Inc.:
4.00% 1/15/25	50,000	53,963
4.20% 3/1/21	138,000	139,863
4.25% 5/15/23	5,000	5,333
4.35% 4/9/25	1,939,000	2,120,129
Icahn Enterprises LP / Icahn Enterprises Finance Corp.:
4.75% 9/15/24	355,000	366,537
5.25% 5/15/27	540,000	573,750
6.25% 5/15/26	2,059,000	2,197,982
6.375% 12/15/25	1,310,000	1,359,125
Moody's Corp.:
3.25% 1/15/28	108,000	121,558
3.75% 3/24/25	822,000	928,786
4.875% 2/15/24	101,000	114,408
NatWest Markets PLC 2.375% 5/21/23 (a)	1,448,000	1,495,962

See accompanying notes which are an integral part of the financial statements.
56

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Diversified Financial Services – continued
Pine Street Trust I 4.572% 2/15/29 (a)	$ 514,000	$ 590,768
Pine Street Trust II 5.568% 2/15/49 (a)	800,000	982,228
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75% 6/1/25 (a)	648,000	661,783
UBS Group AG 4.125% 9/24/25 (a)	200,000	229,182
		24,704,218
Insurance – 1.5%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/27 (a)	735,000	779,100
American International Group, Inc.:
2.50% 6/30/25	2,372,000	2,536,407
3.30% 3/1/21	69,000	69,841
3.40% 6/30/30	2,372,000	2,626,399
AmWINS Group, Inc. 7.75% 7/1/26 (a)	765,000	824,288
Equitable Holdings, Inc.:
3.90% 4/20/23	63,000	67,879
4.35% 4/20/28	1,202,000	1,373,326
Five Corners Funding Trust II 2.85% 5/15/30 (a)	1,591,000	1,699,860
Hartford Financial Services Group, Inc. 4.30% 4/15/43	604,000	706,267
HUB International Ltd. 7.00% 5/1/26 (a)	675,000	700,313
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	130,000	156,931
Marsh & McLennan Cos., Inc.:
4.375% 3/15/29	310,000	377,038
4.75% 3/15/39	142,000	189,196
4.90% 3/15/49	74,000	103,892
Metropolitan Life Global Funding I SOFR + 0.500% 0.57% 5/28/21 (a)(d)(f)	2,772,000	2,777,151
Nuveen Finance LLC 4.125% 11/1/24 (a)	21,000	23,823
Pacific LifeCorp. 5.125% 1/30/43 (a)	554,000	638,699
Swiss Re Finance Luxembourg S.A. 5.00% 4/2/49 (a)(d)	200,000	228,487
Teachers Insurance & Annuity Association of America:
3.30% 5/15/50 (a)	646,000	666,194
4.90% 9/15/44 (a)	322,000	404,509

	Principal Amount	Value

Unum Group:
3.875% 11/5/25	$ 349,000	$ 377,666
4.00% 3/15/24 to 6/15/29	931,000	1,013,103
4.50% 3/15/25	1,243,000	1,382,292
USI, Inc. 6.875% 5/1/25 (a)	1,002,000	1,027,050
Voya Financial, Inc. 3.125% 7/15/24	130,000	139,896
		20,889,607
Mortgage Real Estate Investment Trusts (REITs) – 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25	35,000	33,688
TOTAL FINANCIALS		196,250,290
HEALTH CARE – 2.4%
Health Care Equipment & Supplies – 0.1%
Avantor Funding, Inc. 4.625% 7/15/28 (a)	510,000	539,427
Hologic, Inc. 4.625% 2/1/28 (a)	500,000	530,860
Teleflex, Inc.:
4.25% 6/1/28 (a)	95,000	100,225
4.875% 6/1/26	385,000	402,325
		1,572,837
Health Care Providers & Services – 1.5%
Centene Corp.:
3.375% 2/15/30	846,000	879,840
4.25% 12/15/27	3,501,000	3,676,050
4.625% 12/15/29	1,247,000	1,366,512
4.75% 1/15/25	720,000	740,578
5.25% 4/1/25 (a)	125,000	129,687
5.375% 6/1/26 to 8/15/26 (a)	1,395,000	1,476,531
CHS / Community Health Systems, Inc.:
6.25% 3/31/23	430,000	431,075
8.00% 3/15/26 (a)	792,000	820,710
8.625% 1/15/24 (a)	80,000	83,600
Cigna Corp.:
3.05% 10/15/27	300,000	332,230
4.375% 10/15/28	1,345,000	1,609,602
4.80% 8/15/38	268,000	337,174
4.90% 12/15/48	268,000	354,062
DaVita, Inc. 4.625% 6/1/30 (a)	520,000	546,650
HCA, Inc.:
4.75% 5/1/23	5,000	5,498
5.375% 2/1/25	926,000	1,042,454
5.875% 2/15/26	300,000	343,500
MPH Acquisition Holdings LLC 7.125% 6/1/24 (a)	600,000	609,180
See accompanying notes which are an integral part of the financial statements.
57

Fidelity® Total Bond ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
HEALTH CARE – continued
Health Care Providers & Services – continued
Sabra Health Care LP 5.125% 8/15/26	$ 195,000	$ 212,347
Tenet Healthcare Corp.:
4.625% 7/15/24	1,212,000	1,239,876
4.625% 6/15/28 (a)	115,000	119,312
4.875% 1/1/26 (a)	195,000	202,800
6.25% 2/1/27 (a)	240,000	252,000
6.75% 6/15/23	255,000	271,575
7.00% 8/1/25	540,000	557,550
7.50% 4/1/25 (a)	740,000	811,928
8.125% 4/1/22	734,000	792,353
The Toledo Hospital:
5.325% 11/15/28	154,000	167,894
6.015% 11/15/48	307,000	351,440
UnitedHealth Group, Inc. 2.75% 5/15/40	263,000	277,388
US Renal Care, Inc. 10.625% 7/15/27 (a)	95,000	102,600
Vizient, Inc. 6.25% 5/15/27 (a)	20,000	21,250
WellCare Health Plans, Inc. 5.375% 8/15/26 (a)	30,000	32,588
		20,197,834
Life Sciences Tools & Services – 0.1%
IQVIA, Inc. 5.00% 10/15/26 to 5/15/27 (a)	930,000	975,765
Pharmaceuticals – 0.7%
AbbVie, Inc. 3.45% 3/15/22 (a)	1,073,000	1,115,170
Bausch Health Americas, Inc. 9.25% 4/1/26 (a)	90,000	99,786
Bausch Health Cos., Inc.:
5.50% 11/1/25 (a)	475,000	490,295
5.75% 8/15/27 (a)	635,000	682,015
7.00% 3/15/24 (a)	814,000	845,713
Bausch Health Cos., Inc. (Reg. S) 6.125% 4/15/25	279,000	287,021
Bayer US Finance II LLC 4.25% 12/15/25 (a)	1,700,000	1,951,076
Catalent Pharma Solutions, Inc. 4.875% 1/15/26 (a)	85,000	86,700
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (a)	30,000	31,575
5.50% 4/1/26 (a)	685,000	720,963
Elanco Animal Health, Inc.:
4.912% 8/27/21	69,000	70,639
5.272% 8/28/23	219,000	242,698

	Principal Amount	Value

5.90% 8/28/28	$ 92,000	$ 109,768
Mylan N.V.:
3.15% 6/15/21	627,000	638,657
3.95% 6/15/26	90,000	101,988
Mylan, Inc. 4.55% 4/15/28	150,000	175,469
Teva Pharmaceutical Finance Netherlands III BV 2.20% 7/21/21	36,000	35,933
Upjohn, Inc.:
1.125% 6/22/22 (a)	504,000	508,532
1.65% 6/22/25 (a)	162,000	166,392
2.70% 6/22/30 (a)	823,000	858,520
3.85% 6/22/40 (a)	359,000	389,001
4.00% 6/22/50 (a)	620,000	675,090
Zoetis, Inc. 3.25% 2/1/23	100,000	105,945
		10,388,946
TOTAL HEALTH CARE		33,135,382
INDUSTRIALS – 1.5%
Aerospace & Defense – 0.8%
Bombardier, Inc.:
6.00% 10/15/22 (a)	115,000	97,750
6.125% 1/15/23 (a)	890,000	720,900
7.875% 4/15/27 (a)	155,000	112,329
Moog, Inc. 4.25% 12/15/27 (a)	355,000	366,537
Signature Aviation US Holdings, Inc. 5.375% 5/1/26 (a)	305,000	314,150
The Boeing Co.:
5.04% 5/1/27	549,000	604,085
5.15% 5/1/30	549,000	614,696
5.705% 5/1/40	550,000	637,687
5.805% 5/1/50	500,000	597,305
5.93% 5/1/60	550,000	670,817
TransDigm UK Holdings PLC 6.875% 5/15/26	120,000	122,446
TransDigm, Inc.:
5.50% 11/15/27 (a)	84,000	81,900
5.50% 11/15/27	2,856,000	2,784,600
6.25% 3/15/26 (a)	495,000	522,329
6.375% 6/15/26	1,413,000	1,444,552
6.50% 5/15/25	65,000	65,488
7.50% 3/15/27	125,000	130,625
8.00% 12/15/25 (a)	685,000	744,937
		10,633,133
Air Freight & Logistics – 0.0%
XPO Logistics, Inc. 6.25% 5/1/25 (a)	160,000	170,800

See accompanying notes which are an integral part of the financial statements.
58

Nonconvertible Bonds – continued
	Principal Amount	Value
INDUSTRIALS – continued
Commercial Services & Supplies – 0.2%
APX Group, Inc. 6.75% 2/15/27 (a)	$ 365,000	$ 383,250
Aramark Services, Inc. 5.00% 4/1/25 to 2/1/28 (a)	820,000	823,431
IAA, Inc. 5.50% 6/15/27 (a)	500,000	526,865
Nielsen Finance LLC / Nielsen Finance Co. 5.00% 4/15/22 (a)	270,000	270,257
		2,003,803
Construction & Engineering – 0.2%
AECOM:
5.125% 3/15/27	1,300,000	1,425,515
5.875% 10/15/24	410,000	456,637
Brand Industrial Services, Inc. 8.50% 7/15/25 (a)	789,000	765,330
frontdoor, Inc. 6.75% 8/15/26 (a)	75,000	80,625
		2,728,107
Machinery – 0.1%
BWX Technologies, Inc.:
4.125% 6/30/28 (a)	300,000	312,750
5.375% 7/15/26 (a)	380,000	398,050
Vertical US Newco, Inc. 5.25% 7/15/27 (a)	475,000	494,594
		1,205,394
Professional Services – 0.0%
ASGN, Inc. 4.625% 5/15/28 (a)	150,000	155,250
Trading Companies & Distributors – 0.2%
Air Lease Corp.:
2.25% 1/15/23	149,000	149,388
3.375% 6/1/21 to 7/1/25	1,192,000	1,212,661
3.75% 2/1/22	51,000	52,108
3.875% 7/3/23	469,000	487,237
4.25% 2/1/24 to 9/15/24	594,000	619,822
FLY Leasing Ltd. 5.25% 10/15/24	365,000	289,262
		2,810,478
TOTAL INDUSTRIALS		19,706,965
INFORMATION TECHNOLOGY – 1.4%
Communications Equipment – 0.1%
Radiate Holdco LLC / Radiate Finance, Inc. 6.625% 2/15/25 (a)	654,000	662,175

	Principal Amount	Value

Electronic Equipment, Instruments & Components – 0.1%
TTM Technologies, Inc. 5.625% 10/1/25 (a)	$ 1,350,000	$ 1,383,750
IT Services – 0.2%
Banff Merger Sub, Inc. 9.75% 9/1/26 (a)	395,000	420,793
Black Knight InfoServ LLC 3.625% 9/1/28 (a)	350,000	354,487
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (a)	530,000	549,716
Camelot Finance S.A. 4.50% 11/1/26 (a)	250,000	258,680
Fair Isaac Corp. 5.25% 5/15/26 (a)	110,000	126,313
Gartner, Inc. 4.50% 7/1/28 (a)	260,000	271,700
		1,981,689
Semiconductors & Semiconductor Equipment – 0.1%
Entegris, Inc. 4.375% 4/15/28 (a)	300,000	312,750
Micron Technology, Inc. 2.497% 4/24/23	1,227,000	1,281,268
ON Semiconductor Corp. 3.875% 9/1/28 (a)	205,000	213,913
		1,807,931
Software – 0.7%
Ascend Learning LLC 6.875% 8/1/25 to 8/1/25 (a)	475,000	489,250
Boxer Parent Co., Inc. 7.125% 10/2/25 (a)	135,000	146,651
CDK Global, Inc.:
5.25% 5/15/29 (a)	35,000	38,182
5.875% 6/15/26	370,000	388,637
NortonLifeLock, Inc. 5.00% 4/15/25 (a)	867,000	884,340
Nuance Communications, Inc. 5.625% 12/15/26	630,000	667,800
Open Text Corp. 3.875% 2/15/28 (a)	215,000	221,141
Oracle Corp.:
2.80% 4/1/27	1,141,000	1,251,625
3.60% 4/1/40 to 4/1/50	1,148,000	1,293,797
3.85% 4/1/60	6,000	6,922
Rackspace Hosting, Inc. 8.625% 11/15/24 (a)	1,743,000	1,834,821
Refinitiv US Holdings, Inc. 8.25% 11/15/26 (a)	205,000	227,038
Sophia LP / Sophia Finance, Inc. 9.00% 9/30/23 (a)	740,000	743,700
SS&C Technologies, Inc. 5.50% 9/30/27 (a)	590,000	631,949
See accompanying notes which are an integral part of the financial statements.
59

Fidelity® Total Bond ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
INFORMATION TECHNOLOGY – continued
Software – continued
The Nielsen Co. Luxembourg Sarl 5.00% 2/1/25 (a)	$ 766,000	$ 781,320
		9,607,173
Technology Hardware, Storage & Peripherals – 0.2%
Dell International LLC / EMC Corp.:
5.45% 6/15/23 (a)	300,000	331,297
5.85% 7/15/25 (a)	204,000	239,315
6.02% 6/15/26 (a)	1,224,000	1,441,024
6.10% 7/15/27 (a)	374,000	440,153
6.20% 7/15/30 (a)	324,000	392,556
		2,844,345
TOTAL INFORMATION TECHNOLOGY		18,287,063
MATERIALS – 0.8%
Chemicals – 0.4%
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/27 (a)	365,000	382,338
CF Industries, Inc. 5.375% 3/15/44	10,000	12,425
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (a)	988,000	1,168,964
Consolidated Energy Finance S.A.:
3 Month U.S. LIBOR + 3.750% 4.063% 6/15/22 (a)(d)(f)	195,000	183,419
6.50% 5/15/26 (a)	440,000	388,300
Element Solutions, Inc. 5.875% 12/1/25 (a)	235,000	244,106
Nufarm Australia Ltd. / Nufarm Americas, Inc. 5.75% 4/30/26 (a)	725,000	730,437
The Chemours Co.:
5.375% 5/15/27	519,000	521,595
6.625% 5/15/23	400,000	401,996
7.00% 5/15/25	450,000	460,125
Valvoline, Inc.:
4.25% 2/15/30 (a)	85,000	90,206
4.375% 8/15/25	290,000	300,933
W.R. Grace & Co.-Conn.:
4.875% 6/15/27 (a)	195,000	204,263
5.625% 10/1/24 (a)	100,000	107,500
		5,196,607
Containers & Packaging – 0.2%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.:
5.25% 8/15/27 (a)	400,000	416,152

	Principal Amount	Value

6.00% 2/15/25 (a)	$ 204,000	$ 212,772
Berry Global, Inc. 4.875% 7/15/26 (a)	170,000	180,625
Crown Americas LLC / Crown Americas Capital Corp. VI 4.75% 2/1/26	385,000	401,343
Crown Cork & Seal Co., Inc. 7.375% 12/15/26	35,000	41,388
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (a)	582,000	593,233
7.875% 7/15/26 (a)	160,000	167,870
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC 6.00% 9/15/28 (a)(c)	65,000	66,300
OI European Group BV 4.00% 3/15/23 (a)	400,000	404,084
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	100,000	105,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (a)	300,000	304,410
Silgan Holdings, Inc. 4.75% 3/15/25	95,000	96,900
Trivium Packaging Finance BV:
5.50% 8/15/26 (a)	350,000	369,117
8.50% 8/15/27 (a)	55,000	60,500
		3,420,194
Metals & Mining – 0.2%
Advanced Drainage Systems, Inc. 5.00% 9/30/27 (a)	360,000	375,437
Allegheny Technologies, Inc. 5.875% 12/1/27	545,000	523,581
BHP Billiton Finance (USA) Ltd. 6.75% 10/19/75 (a)(d)	200,000	238,970
Corporacion Nacional del Cobre de Chile 4.50% 8/1/47 (a)	200,000	241,438
First Quantum Minerals Ltd.:
6.50% 3/1/24 (a)	200,000	196,250
7.25% 5/15/22 to 4/1/23 (a)	490,000	491,638
FMG Resources August 2006 Pty Ltd. 4.50% 9/15/27 (a)	5,000	5,400
Kaiser Aluminum Corp.:
4.625% 3/1/28 (a)	425,000	420,376

See accompanying notes which are an integral part of the financial statements.
60

Nonconvertible Bonds – continued
	Principal Amount	Value
MATERIALS – continued
Metals & Mining – continued
6.50% 5/1/25 (a)	$ 160,000	$ 169,106
		2,662,196
TOTAL MATERIALS		11,278,997
REAL ESTATE – 2.6%
Equity Real Estate Investment Trusts (REITs) – 1.8%
Alexandria Real Estate Equities, Inc. 4.90% 12/15/30	666,000	845,110
Boston Properties LP:
3.25% 1/30/31	676,000	736,555
4.50% 12/1/28	295,000	348,766
Brixmor Operating Partnership LP:
3.25% 9/15/23	194,000	200,121
3.85% 2/1/25	710,000	752,798
3.875% 8/15/22	296,000	307,432
4.05% 7/1/30	890,000	954,880
4.125% 6/15/26 to 5/15/29	1,389,000	1,505,339
CoreCivic, Inc.:
4.625% 5/1/23	238,000	226,100
5.00% 10/15/22	165,000	162,525
Duke Realty LP 3.75% 12/1/24	18,000	19,906
HCP, Inc.:
3.25% 7/15/26	59,000	66,027
3.50% 7/15/29	68,000	76,261
3.875% 8/15/24	195,000	217,361
4.00% 6/1/25	1,073,000	1,209,034
Healthcare Trust of America Holdings LP:
3.10% 2/15/30	149,000	157,299
3.50% 8/1/26	155,000	170,538
Hudson Pacific Properties LP 4.65% 4/1/29	1,559,000	1,758,159
Lexington Realty Trust:
2.70% 9/15/30	142,000	143,771
4.40% 6/15/24	458,000	484,676
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.:
4.50% 9/1/26	826,000	867,300
4.625% 6/15/25 (a)	95,000	100,254
5.625% 5/1/24	400,000	432,000
5.75% 2/1/27	60,000	66,375
MPT Operating Partnership LP / MPT Finance Corp.:
5.25% 8/1/26	380,000	399,000
5.50% 5/1/24	90,000	91,350
6.375% 3/1/24	514,000	530,705

	Principal Amount	Value

Omega Healthcare Investors, Inc.:
3.625% 10/1/29	$ 676,000	$ 680,390
4.375% 8/1/23	668,000	718,795
4.50% 1/15/25 to 4/1/27	2,367,000	2,503,959
4.75% 1/15/28	283,000	304,933
4.95% 4/1/24	600,000	642,483
Realty Income Corp. 3.25% 1/15/31	172,000	191,130
Regency Centers Corp. 3.75% 11/15/22	190,000	202,237
Retail Opportunity Investments Partnership LP 4.00% 12/15/24	11,000	10,968
SBA Tower Trust:
1.884% 7/15/50 (a)	403,000	409,773
2.328% 7/15/52 (a)	308,000	312,825
2.836% 1/15/50 (a)	699,000	730,454
Simon Property Group LP 2.45% 9/13/29	262,000	261,949
SITE Centers Corp.:
3.625% 2/1/25	39,000	39,916
4.25% 2/1/26	287,000	298,552
STORE Capital Corp. 4.625% 3/15/29	149,000	158,858
The GEO Group, Inc.:
5.875% 10/15/24	75,000	58,875
6.00% 4/15/26	320,000	245,390
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 7.875% 2/15/25 (a)	1,085,000	1,146,747
VEREIT Operating Partnership LP 3.40% 1/15/28	271,000	280,464
VICI Properties LP / VICI Note Co., Inc.:
3.50% 2/15/25 (a)	155,000	155,273
4.25% 12/1/26 (a)	505,000	516,362
4.625% 12/1/29 (a)	305,000	317,200
WP Carey, Inc.:
3.85% 7/15/29	129,000	138,682
4.00% 2/1/25	182,000	198,603
4.60% 4/1/24	653,000	717,595
		24,072,055
Real Estate Management & Development – 0.8%
Brandywine Operating Partnership LP:
3.95% 11/15/27	247,000	256,557
4.10% 10/1/24	1,380,000	1,454,072
4.55% 10/1/29	151,000	161,054
Corporate Office Properties LP:
5.00% 7/1/25	667,000	728,458
5.25% 2/15/24	1,331,000	1,440,793
See accompanying notes which are an integral part of the financial statements.
61

Fidelity® Total Bond ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
REAL ESTATE – continued
Real Estate Management & Development – continued
Mack-Cali Realty LP 3.15% 5/15/23	$ 482,000	$ 433,684
Tanger Properties LP:
3.125% 9/1/26	1,235,000	1,161,825
3.75% 12/1/24	81,000	79,701
3.875% 12/1/23	1,623,000	1,616,281
The Howard Hughes Corp. 5.375% 3/15/25 (a)	400,000	404,960
Ventas Realty LP:
3.00% 1/15/30	1,008,000	1,017,671
3.125% 6/15/23	38,000	39,578
3.50% 2/1/25	551,000	593,502
3.75% 5/1/24	201,000	215,212
4.00% 3/1/28	130,000	140,566
4.125% 1/15/26	34,000	38,155
4.75% 11/15/30	1,699,000	1,937,981
		11,720,050
TOTAL REAL ESTATE		35,792,105
UTILITIES – 1.7%
Electric Utilities – 1.0%
Berkshire Hathaway Energy Co. 4.05% 4/15/25 (a)	2,178,000	2,489,153
Cleco Corporate Holdings LLC:
3.375% 9/15/29	2,649,000	2,701,485
3.743% 5/1/26	850,000	906,952
Emera US Finance LP:
2.70% 6/15/21	36,000	36,569
3.55% 6/15/26	57,000	63,879
Entergy Corp. 2.80% 6/15/30	476,000	517,981
Exelon Corp.:
4.05% 4/15/30	274,000	323,022
4.70% 4/15/50	122,000	156,643
FirstEnergy Corp.:
4.25% 3/15/23	1,308,000	1,387,330
7.375% 11/15/31	462,000	653,204
InterGen N.V. 7.00% 6/30/23 (a)	235,000	227,950
IPALCO Enterprises, Inc. 3.70% 9/1/24	100,000	108,192
NextEra Energy Operating Partners LP 4.25% 9/15/24 (a)	290,000	308,850
NSG Holdings LLC / NSG Holdings, Inc. 7.75% 12/15/25 (a)	150,214	158,476

	Principal Amount	Value

Pattern Energy Operations LP / Pattern Energy Operations, Inc. 4.50% 8/15/28 (a)	$ 145,000	$ 152,613
PG&E Corp. 5.25% 7/1/30	515,000	513,682
Puget Energy, Inc. 4.10% 6/15/30 (a)	560,000	617,435
The Cleveland Electric Illuminating Co. 5.95% 12/15/36	146,000	186,950
Vistra Operations Co. LLC:
5.00% 7/31/27 (a)	605,000	641,590
5.50% 9/1/26 (a)	851,000	893,550
5.625% 2/15/27 (a)	275,000	290,813
		13,336,319
Independent Power and Renewable Electricity Producers – 0.4%
AIA Group Ltd. 3.375% 4/7/30 (a)	1,158,000	1,296,936
Clearway Energy Operating LLC:
4.75% 3/15/28 (a)	65,000	68,087
5.75% 10/15/25	70,000	74,200
NRG Energy, Inc.:
5.25% 6/15/29 (a)	155,000	168,950
5.75% 1/15/28	235,000	255,562
The AES Corp.:
3.30% 7/15/25 (a)	1,558,000	1,672,116
3.95% 7/15/30 (a)	1,333,000	1,442,706
5.50% 4/15/25	720,000	741,661
		5,720,218
Multi-Utilities – 0.3%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	124,000	143,301
Duke Energy Corp. 2.45% 6/1/30	464,000	489,401
Edison International 5.75% 6/15/27	1,553,000	1,763,330
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	175,000	175,437
NiSource, Inc. 2.95% 9/1/29	1,048,000	1,148,651
Sempra Energy 6.00% 10/15/39	106,000	147,820
Talen Energy Supply LLC 10.50% 1/15/26 (a)	144,000	115,560
		3,983,500
TOTAL UTILITIES		23,040,037
TOTAL NONCONVERTIBLE BONDS (Cost $521,273,600)		554,074,940

See accompanying notes which are an integral part of the financial statements.
62

U.S. Treasury Obligations – 28.9%
	Principal Amount	Value
U.S. Treasury Bonds:
1.125% 5/15/40	$ 431,400	$ 423,514
1.25% 5/15/50	9,402,900	8,868,110
1.375% 8/15/50	31,641,600	30,811,008
2.00% 2/15/50	3,148,000	3,542,976
2.875% 5/15/49	18,184,600	24,258,918
3.00% 2/15/47	18,897,500	25,383,919
U.S. Treasury Inflation Indexed Bonds:
0.25% 2/15/50	2,652,146	3,158,813
0.875% 2/15/47	4,707,371	6,318,377
1.00% 2/15/49	3,310,160	4,662,765
U.S. Treasury Inflation Indexed Notes:
0.125% 10/15/24	12,648,668	13,540,673
0.25% 7/15/29	13,147,515	14,881,653
0.375% 7/15/25 to 7/15/27	5,659,994	6,302,026
0.625% 1/15/26	8,907,073	9,906,397
0.75% 7/15/28	6,523,143	7,593,478
0.875% 1/15/29	10,160,229	11,956,761
U.S. Treasury Notes:
0.125% 8/15/23	43,020,900	42,987,290
0.25% 7/31/25	30,726,200	30,699,795
0.375% 7/31/27	41,142,800	40,827,800
1.50% 9/30/24	47,000	49,447
1.75% 6/30/22 to 12/31/24	28,807,300	30,527,893
1.875% 7/31/22	12,701,800	13,122,051
2.00% 5/31/24	18,560,700	19,805,572
2.125% 3/31/24 to 5/31/26	18,180,400	19,848,203
2.50% 1/31/21 to 1/31/24	21,759,000	22,790,213
2.75% 7/31/23	1,724,700	1,854,928
TOTAL U.S. TREASURY OBLIGATIONS (Cost $379,924,961)		394,122,580
U.S. Government Agency - Mortgage Securities – 13.9%

Fannie Mae – 6.4%
2.50% 11/1/26 to 7/1/50	12,028,094	12,720,224
3.00% 8/1/32 to 9/1/50	21,198,959	22,544,556
3.50% 9/1/34 to 5/1/50	29,932,236	31,859,056
4.00% 1/1/42 to 11/1/49	12,194,209	13,192,530
4.50% 8/1/33 to 9/1/49	5,778,765	6,372,971
5.00% 2/1/38 to 1/1/44	854,154	974,429
TOTAL FANNIE MAE		87,663,766
Freddie Mac – 3.3%
2.50% 1/1/29 to 7/1/50	12,135,183	12,760,534
3.00% 10/1/31 to 6/1/50	5,721,153	6,084,191
3.50% 3/1/32 to 3/1/50	18,330,192	19,571,152
4.00% 5/1/37 to 8/1/48	4,746,001	5,123,649

	Principal Amount	Value

4.50% 1/1/42 to 12/1/48	$ 1,511,692	$ 1,663,007
5.00% 2/1/38	131,740	150,949
TOTAL FREDDIE MAC		45,353,482
Ginnie Mae – 3.1%
3.00% 12/20/42 to 2/20/50	2,358,261	2,520,599
3.50% 12/20/41 to 2/20/47	12,827,493	13,795,524
4.00% 10/20/40 to 9/20/48	19,994,615	21,550,157
4.50% 4/20/35 to 12/20/48	3,155,805	3,444,100
5.00% 4/20/48	817,796	907,080
TOTAL GINNIE MAE		42,217,460
Uniform Mortgage Backed Securities – 1.1%
2.50% 9/1/50 (c)	1,200,000	1,263,140
3.00% 10/1/50 (c)	7,100,000	7,476,275
3.50% 9/1/50 (c)(g)	1,550,000	1,634,827
3.50% 10/1/50 (c)	4,100,000	4,327,584
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		14,701,826
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $185,153,538)		189,936,534
Asset-Backed Securities – 3.8%

AASET Trust Series 2017-1A, Class A 3.967% 5/16/42 (a)	817,488	721,886
AASET Trust Series 2018-1A, Class A 3.844% 1/16/38 (a)	143,336	130,173
AASET Trust Series 2019-1, Class A 3.844% 5/15/39 (a)	384,945	349,897
AASET Trust Series 2019-2, Class A 3.376% 10/16/39 (a)	711,020	642,617
AASET Trust Series 2019-2, Class B 4.458% 10/16/39 (a)	241,088	167,033
AASET Trust Series 2020-1A, Class A 3.351% 1/16/40 (a)	492,146	440,272
AASET Trust Series 2020-1A, Class B 4.335% 1/16/40 (a)	244,877	169,331
AIMCO CLO Ltd. Series 2019-10A, Class A 3 Month U.S. LIBOR + 1.320% 1.578% 7/22/32 (a)(d)(f)	982,000	973,320
Allegany Park CLO Ltd. Series 2019-1A, Class A 3 Month U.S. LIBOR + 1.330% 1.602% 1/20/33 (a)(d)(f)	393,000	392,507
AMMC CLO XI Ltd. Series 2012-11A, Class A1R2 3 Month U.S. LIBOR + 1.010% 1.278% 4/30/31 (a)(d)(f)	2,400,000	2,354,947
See accompanying notes which are an integral part of the financial statements.
63

Fidelity® Total Bond ETF
Schedule of Investments–continued
Asset-Backed Securities – continued
	Principal Amount	Value
Ares LIV CLO Ltd. Series 2019-54A, Class A 3 Month U.S. LIBOR + 1.320% 1.595% 10/15/32 (a)(d)(f)	$ 674,000	$ 672,091
Ares LV CLO Ltd. Series 2020-55A, Class A1 3 Month U.S. LIBOR + 1.700% 2.074% 4/15/31 (a)(d)(f)	970,000	970,884
Ares XLI CLO Ltd. Series 2016-41A, Class AR 3 Month U.S. LIBOR + 1.200% 1.475% 1/15/29 (a)(d)(f)	755,000	750,089
Ares XXXIV CLO Ltd. Series 2015-2A, Class AR2 3 Month U.S. LIBOR + 1.250% 1.523% 4/17/33 (a)(d)(f)	369,000	364,321
Beechwood Park CLO Ltd. Series 2019-1A, Class A1 3 Month U.S. LIBOR + 1.330% 1.603% 1/17/33 (a)(d)(f)	460,000	459,614
Blackbird Capital Aircraft Lease Securitization Ltd. Series 2016-1A, Class A 4.213% 12/16/41 (a)	289,464	245,096
Bristol Park CLO Ltd. Series 2016-1A, Class AR 3 Month U.S. LIBOR + 0.990% 1.265% 4/15/29 (a)(d)(f)	1,087,000	1,075,376
Castlelake Aircraft Securitization Trust Series 2018-1, Class A 4.125% 6/15/43 (a)	352,287	328,280
Castlelake Aircraft Securitization Trust Series 2019-1A, Class A 3.967% 4/15/39 (a)	1,448,856	1,313,480
Castlelake Aircraft Securitization Trust Series 2019-1A, Class B 5.095% 4/15/39 (a)	216,990	154,272
Cedar Funding VI CLO Ltd. Series 2016-6A, Class AR 3 month U.S. LIBOR + 1.090% 1.362% 10/20/28 (a)(d)(f)	263,000	261,805
Cedar Funding X CLO Ltd. Series 2019-10A, Class A 3 Month U.S. LIBOR + 1.340% 1.612% 10/20/32 (a)(d)(f)	506,000	502,440
Cedar Funding XI CLO Ltd. Series 2019-11A, Class A1A 3 month U.S. LIBOR + 1.350% 1.596% 5/29/32 (a)(d)(f)	307,000	306,501
Columbia Cent CLO Ltd. Series 2020-29A, Class A1N 3 month U.S. LIBOR + 1.700% 1.919% 7/20/31 (a)(d)(f)	1,026,000	1,026,000

	Principal Amount	Value
DB Master Finance LLC Series 2017-1A, Class A2I 3.629% 11/20/47 (a)	$ 1,315,275	$ 1,353,050
DB Master Finance LLC Series 2017-1A, Class A2II 4.03% 11/20/47 (a)	284,700	302,135
Dryden 68 CLO Ltd. Series 2019-68A, Class A 3 month U.S. LIBOR + 1.310% 1.585% 7/15/32 (a)(d)(f)	970,000	967,807
Dryden 75 CLO Ltd. Series 2019-75A, Class AR 3 month U.S. LIBOR + 1.200% 1.475% 7/15/30 (a)(d)(f)	516,000	512,046
Dryden CLO Ltd. Series 2019-72A, Class A 3 month U.S. LIBOR + 1.330% 1.61% 5/15/32 (a)(d)(f)	503,000	501,882
Dryden CLO Ltd. Series 2019-76A, Class A1 3 Month U.S. LIBOR + 1.330% 1.602% 10/20/32 (a)(d)(f)	898,000	897,282
Dryden CLO Ltd. Series 2020-78A, Class A 3 Month U.S. LIBOR + 1.180% 2.447% 4/17/33 (a)(d)(f)	2,400,000	2,376,458
Dryden Senior Loan Fund Series 2014-36A, Class AR2 3 month U.S. LIBOR + 1.280% 1.555% 4/15/29 (a)(d)(f)	664,000	662,103
Eaton Vance CLO Ltd. Series 2020-1A, Class A 3 month U.S. LIBOR + 1.650% 1.901% 10/15/30 (a)(d)(f)	1,300,000	1,299,745
Flatiron CLO Ltd. Series 2019-1A, Class A 3 Month U.S. LIBOR + 1.320% 1.60% 11/16/32 (a)(d)(f)	736,000	733,903
Horizon Aircraft Finance I Ltd.Series 2018-1, Class A 4.458% 12/15/38 (a)	221,909	209,263
Horizon Aircraft Finance II Ltd. Series 2019-1, Class A 3.721% 7/15/39 (a)	285,417	264,082
Madison Park Funding X Ltd. Series 2012-10A, Class AR2 3 month U.S. LIBOR + 1.220% 1.492% 1/20/29 (a)(d)(f)	255,000	254,094
Madison Park Funding XIX Ltd. Series 2015-19A, Class A1R2 3 Month U.S. LIBOR + 0.920% 1.178% 1/22/28 (a)(d)(f)	2,059,000	2,039,431
Madison Park Funding XLV Ltd. 3 month U.S. LIBOR + 1.650% 1.918% 7/15/31 (a)(d)(f)	1,290,000	1,292,430

See accompanying notes which are an integral part of the financial statements.
64

Asset-Backed Securities – continued
	Principal Amount	Value
Madison Park Funding XXXIII Ltd. Series 2019-33A, Class A 3 Month U.S. LIBOR + 1.330% 1.605% 10/15/32 (a)(d)(f)	$ 339,000	$ 338,218
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class A1 3 month U.S. LIBOR + 1.300% 1.575% 7/15/32 (a)(d)(f)	628,000	625,649
Magnetite XXI Ltd. Series 2019-21A, Class A 3 month U.S. LIBOR + 1.280% 1.552% 4/20/30 (a)(d)(f)	456,000	454,395
Magnetite XXIII Ltd. Series 2019-23A, Class A 3 Month U.S. LIBOR + 1.300% 1.545% 10/25/32 (a)(d)(f)	1,200,000	1,196,584
Magnetite XXIV Ltd. Series 2019-24A, Class A 3 Month U.S. LIBOR + 1.330% 1.605% 1/15/33 (a)(d)(f)	1,342,000	1,340,317
Milos CLO Ltd. Series 2017-1A, Class AR 3 Month U.S. LIBOR + 1.070% 1.342% 10/20/30 (a)(d)(f)	1,085,000	1,070,778
Niagara Park CLO Ltd. Series 2019-1A, Class A 3 month U.S. LIBOR + 1.300% 1.573% 7/17/32 (a)(d)(f)	628,000	626,277
Planet Fitness Master Issuer LLC Series 2018-1A, Class A2II 4.666% 9/5/48 (a)	1,621,125	1,622,924
Planet Fitness Master Issuer LLC Series 2019-1A, Class A2 3.858% 12/5/49 (a)	2,350,190	2,206,194
Project Silver Series 2019-1, Class A 3.967% 7/15/44 (a)	512,481	465,889
Sapphire Aviation Finance Series 2020-1A, Class A 3.228% 3/15/40 (a)	938,541	834,990
Sapphire Aviation Finance Series 2020-1A, Class B 4.335% 3/15/40 (a)	233,783	156,123
Stratus CLO 2020-1 Ltd. Series 2020-1A, Class A 3 month U.S. LIBOR + 1.980% 3.286% 5/1/28 (a)(d)(f)	1,352,000	1,358,760
Symphony CLO XXII Ltd. Series 2020-22A, Class A1A 3 Month U.S. LIBOR + 1.290% 2.604% 4/18/33 (a)(d)(f)	2,900,000	2,885,181

	Principal Amount	Value
Taconic Park CLO Ltd. Series 2016-1A, Class A1R 3 Month U.S. LIBOR + 1.000% 1.272% 1/20/29 (a)(d)(f)	$ 738,000	$ 730,900
Thunderbolt Aircraft Lease Ltd. Series 2017-A, Class A 4.212% 5/17/32 (a)	158,953	147,110
Thunderbolt Aircraft Lease Ltd. Series 2018-A, Class A 4.147% 9/15/38 (a)	2,641,455	2,431,279
Thunderbolt III Aircraft Lease Ltd. Series 2019-1, Class A 3.671% 11/15/39 (a)	1,011,697	936,086
Verde CLO Ltd. Series 2019-1A, Class A 3 month U.S. LIBOR + 1.350% 1.625% 4/15/32 (a)(d)(f)	536,000	534,043
Voya CLO Ltd. Series 2017-1A, Class A1 3 month U.S. LIBOR + 1.250% 1.523% 4/17/30 (a)(d)(f)	869,000	865,702
Voya CLO Ltd. Series 2019-2A, Class A 3 Month U.S. LIBOR + 1.270% 1.542% 7/20/32 (a)(d)(f)	679,000	678,148
Voya CLO Ltd. Series 2020-1A, Class A 3 month U.S. LIBOR + 1.700% 2.003% 7/16/31 (a)(d)(f)	1,133,000	1,137,252
Voya CLO Ltd. Series 2020-2A, Class A1 3 month U.S. LIBOR + 1.600% 1.785% 7/19/31 (a)(d)(f)	1,300,000	1,300,572
TOTAL ASSET-BACKED SECURITIES (Cost $53,732,149)		52,381,314
Collateralized Mortgage Obligations – 1.9%

PRIVATE SPONSOR – 1.9%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ANM 3.112% 11/5/32 (a)	496,000	483,555
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class BNM 3.465% 11/5/32 (a)	111,000	99,419
BANK Series 2019-BN21, Class A5 2.851% 10/17/52	112,000	123,982
Benchmark Mortgage Trust Series 2018-B4, Class A5 4.121% 7/15/51 (d)	127,000	149,994
Benchmark Mortgage Trust Series 2019-B14, Class A5 3.049% 12/15/62	174,000	195,021
See accompanying notes which are an integral part of the financial statements.
65

Fidelity® Total Bond ETF
Schedule of Investments–continued
Collateralized Mortgage Obligations – continued
	Principal Amount	Value
PRIVATE SPONSOR – continued
BX Commercial Mortgage Trust Series 2018-IND, Class F 1 Month U.S. LIBOR + 1.800% 1.962% 11/15/35 (a)(d)(f)	$ 124,600	$ 123,429
BX Commercial Mortgage Trust Series 2019-IMC, Class A 1 Month U.S. LIBOR + 1.000% 1.162% 4/15/34 (a)(d)(f)	500,000	479,980
BX Commercial Mortgage Trust Series 2019-IMC, Class B 1 Month U.S. LIBOR + 1.300% 1.462% 4/15/34 (a)(d)(f)	1,917,000	1,801,874
BX Commercial Mortgage Trust Series 2019-IMC, Class C 1 Month U.S. LIBOR + 1.600% 1.762% 4/15/34 (a)(d)(f)	210,000	193,185
BX Commercial Mortgage Trust Series 2019-IMC, Class D 1 Month U.S. LIBOR + 1.900% 2.062% 4/15/34 (a)(d)(f)	220,000	200,182
BX Commercial Mortgage Trust Series 2019-XL, Class B 1 Month U.S. LIBOR + 1.080% 1.242% 10/15/36 (a)(d)(f)	1,294,842	1,289,169
BX Commercial Mortgage Trust Series 2019-XL, Class C 1 Month U.S. LIBOR + 1.250% 1.412% 10/15/36 (a)(d)(f)	434,778	432,078
BX Commercial Mortgage Trust Series 2019-XL, Class D 1 Month U.S. LIBOR + 1.450% 1.612% 10/15/36 (a)(d)(f)	615,145	613,249
BX Commercial Mortgage Trust Series 2019-XL, Class E 1 Month U.S. LIBOR + 1.800% 1.962% 10/15/36 (a)(d)(f)	3,712,704	3,683,087
BX Commercial Mortgage Trust Series 2020-BXLP, Class A 1 Month U.S. LIBOR + 0.800% 0.962% 12/15/36 (a)(d)(f)	919,159	915,999
BX Commercial Mortgage Trust Series 2020-BXLP, Class B 1 Month U.S. LIBOR + 1.000% 1.162% 12/15/36 (a)(d)(f)	454,584	452,308
BX Commercial Mortgage Trust Series 2020-BXLP, Class C 1 Month U.S. LIBOR + 1.120% 1.282% 12/15/36 (a)(d)(f)	361,669	358,952

	Principal Amount	Value

BX Commercial Mortgage Trust Series 2020-BXLP, Class D 1 Month U.S. LIBOR + 1.250% 1.412% 12/15/36 (a)(d)(f)	$ 559,488	$ 551,783
BX Commercial Mortgage Trust Series 2020-BXLP, Class E 1 Month U.S. LIBOR + 1.600% 1.762% 12/15/36 (a)(d)(f)	425,610	419,481
BX Trust Series 2018-EXCL, Class D 1 Month U.S. LIBOR + 2.625% 2.787% 9/15/37 (a)(d)(f)	128,849	94,736
CHC Commercial Mortgage Trust Series 2019-CHC, Class A 1 Month U.S. LIBOR + 1.120% 1.282% 6/15/34 (a)(d)(f)	823,447	783,927
CHC Commercial Mortgage Trust Series 2019-CHC, Class B 1 Month U.S. LIBOR + 1.500% 1.662% 6/15/34 (a)(d)(f)	162,300	152,904
CHC Commercial Mortgage Trust Series 2019-CHC, Class C 1 Month U.S. LIBOR + 1.750% 1.912% 6/15/34 (a)(d)(f)	183,209	170,791
COMM Mortgage Trust Series 2014-CR18, Class A5 3.828% 7/15/47	215,000	235,068
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class B 1 Month U.S. LIBOR + 1.230% 1.392% 5/15/36 (a)(d)(f)	530,000	528,009
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class C 1 Month U.S. LIBOR + 1.430% 1.592% 5/15/36 (a)(d)(f)	583,000	577,888
CSMC Trust Series 2017-PFHP, Class D 1 Month U.S. LIBOR + 2.250% 2.412% 12/15/30 (a)(d)(f)	809,000	695,401
CSMC Trust Series 2018-SITE, Class A 4.284% 4/15/36 (a)	287,000	281,490
CSMC Trust Series 2018-SITE, Class B 4.535% 4/15/36 (a)	100,000	96,039
CSMC Trust Series 2018-SITE, Class C 4.941% 4/15/36 (a)(d)	100,000	90,912
CSMC Trust Series 2018-SITE, Class D 4.941% 4/15/36 (a)(d)	118,000	95,985

See accompanying notes which are an integral part of the financial statements.
66

Collateralized Mortgage Obligations – continued
	Principal Amount	Value
PRIVATE SPONSOR – continued
CSMC Trust Series 2020-NET, Class A 2.257% 8/15/37 (a)	$ 350,000	$ 360,642
GB Trust Series 2020-FLIX, Class A 1 month U.S. LIBOR + 1.120% 1.287% 8/15/37 (a)(d)(f)	900,000	901,748
GB Trust Series 2020-FLIX, Class B 1 month U.S. LIBOR + 1.350% 1.517% 8/15/37 (a)(d)(f)	190,000	190,412
GB Trust Series 2020-FLIX, Class C 1 month U.S. LIBOR + 1.600% 1.767% 8/15/37 (a)(d)(f)	100,000	100,248
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class CFX 4.95% 7/5/33 (a)	50,000	49,990
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class DFX 5.35% 7/5/33 (a)	76,000	74,845
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class EFX 5.542% 7/5/33 (a)	105,000	100,991
JP Morgan Chase Commercial Mortgage Securities Trust 4.248% 7/5/33 (a)	385,000	406,704
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% 9/13/31 (a)	301,000	299,567
Morgan Stanley Capital I Trust Series 2018-BOP, Class B 1 month U.S. LIBOR + 1.250% 1.412% 8/15/33 (a)(d)(f)	288,067	273,619
Morgan Stanley Capital I Trust Series 2018-BOP, Class C 1 month U.S. LIBOR + 1.500% 1.662% 8/15/33 (a)(d)(f)	694,635	645,481
Morgan Stanley Capital I Trust Series 2018-H4, Class A4 4.31% 12/15/51	185,000	219,863
Morgan Stanley Capital I Trust Series 2019-MEAD, Class A 3.17% 11/10/36 (a)	1,076,000	1,083,848
Morgan Stanley Capital I Trust Series 2019-MEAD, Class B 3.283% 11/10/36 (a)(d)	155,000	148,797
Morgan Stanley Capital I Trust Series 2019-MEAD, Class C 3.283% 11/10/36 (a)(d)	149,000	135,628

	Principal Amount	Value

Natixis Commercial Mortgage Securities Trust Series 2020-2PAC, Class AMZ1 3.617% 1/15/37 (a)(d)	$ 2,266,000	$ 2,234,524
RETL Series 2019-RVP, Class C 1 month U.S. LIBOR + 2.100% 2.262% 3/15/36 (a)(d)(f)	2,089,000	1,900,899
Wells Fargo Commercial Mortgage Trust Series 2015-C26, Class A4 3.166% 2/15/48	624,000	673,519
Wells Fargo Commercial Mortgage Trust Series 2018-C48, Class A5 4.302% 1/15/52	215,000	256,793
TOTAL PRIVATE SPONSOR		26,427,995
U.S. GOVERNMENT AGENCY – 0.0%
Ginnie Mae Series 2015-H21, Class JA 2.50% 6/20/65 (h)	3,764	3,770
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $27,170,519)		26,431,765
Foreign Government and Government Agency Obligations – 1.4%

Abu Dhabi Government International Bond:
3.125% 4/16/30 (a)	1,055,000	1,182,919
3.875% 4/16/50 (a)	910,000	1,111,338
Argentine Republic Government International Bond:
0.125% 7/9/30 (d)	1,119,939	582,368
0.125% 7/9/35 (d)	896,690	421,444
1.00% 7/9/29	92,082	48,343
Brazilian Government International Bond 5.625% 1/7/41	1,028,000	1,153,609
Chile Government International Bond 2.450% 1/31/31	935,000	985,490
Dominican Republic International Bond:
5.95% 1/25/27 (a)	1,550,000	1,655,109
6.00% 7/19/28 (a)	2,200,000	2,364,312
Dominican Republic International Bond (Reg. S) 5.500% 1/27/25	400,000	417,000
Indonesia Government International Bond:
3.85% 10/15/30	1,500,000	1,711,406
4.20% 10/15/50	1,500,000	1,763,906
See accompanying notes which are an integral part of the financial statements.
67

Fidelity® Total Bond ETF
Schedule of Investments–continued
Foreign Government and Government Agency Obligations – continued
	Principal Amount	Value
Qatar Government International Bond:
3.40% 4/16/25 (a)	$ 580,000	$ 634,049
3.75% 4/16/30 (a)	1,235,000	1,434,067
4.40% 4/16/50 (a)	1,185,000	1,537,538
Saudi Government International Bond:
2.90% 10/22/25 (a)	500,000	530,500
3.25% 10/22/30 (a)	500,000	541,250
4.50% 4/22/60 (a)	390,000	486,135
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $16,755,530)		18,560,783
Municipal Securities – 0.3%

Chicago Gen. Oblig. (Taxable Proj.) Series 2011-C1, 7.781% 1/1/35	90,000	110,205
Illinois Gen. Oblig. Series 2003:
4.95% 6/1/23	680,727	695,104
5.10% 6/1/33	1,670,000	1,709,379
New Jersey Economic Development Authority 7.425% 2/15/29	1,030,000	1,289,169
State of California:
7.30% 10/1/39	450,000	746,806
7.50% 4/1/34	100,000	167,160
TOTAL MUNICIPAL SECURITIES (Cost $4,492,285)		4,717,823
Bank Loan Obligations – 0.1%

COMMUNICATION SERVICES – 0.1%
Wireless Telecommunication Services – 0.1%
Intelsat Jackson Holdings S.A. Term Loan B3 U.S. Prime + 4.750% 8.00% 11/27/23 (d)(f)(i)	510,000	513,116
Intelsat Jackson Holdings S.A. Term Loan B4 U.S. Prime + 5.500% 8.75% 1/2/24 (d)(f)(i)	45,000	45,355
TOTAL COMMUNICATION SERVICES		558,471
ENERGY – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
California Resources Corp. 2nd Out Term Loan 3 Month U.S. LIBOR + 10.375% 11.375%12/31/21 (d)(f)(i)	390,000	8,939

	Principal Amount	Value

Gavilan Resources, LLC 2nd Lien Term Loan U.S. Prime + 5.000% 10.25% 3/1/24 (d)(f)(i)	$ 475,000	$ 2,375
Sanchez Energy Corp. DIP New Money Term Loan 1 Month U.S. LIBOR + 10.000%, 1 Month U.S. LIBOR + 8.000% 10.00% - 12.00% 5/11/21 (d)(e)(f)(i)	71,751	0
Sanchez Energy Corp. Roll Up Term Loan 1 Month U.S. LIBOR + 5.250% 8.25% 5/11/21 (d)(e)(f)(i)	31,000	0
TOTAL ENERGY		11,314
INFORMATION TECHNOLOGY – 0.0%
Software – 0.0%
Ultimate Software Group, Inc. 3 Month U.S. LIBOR + 4.000% 4.75% 5/4/26	220,000	219,588
TOTAL BANK LOAN OBLIGATIONS (Cost $1,336,907)		789,373

Common Stocks – 0.0%
	Shares
ENERGY EQUIPMENT & SERVICES – 0.0%
Oil & Gas Equipment & Services – 0.0%
Weatherford International PLC (j)	425	1,288
OIL, GAS & CONSUMABLE FUELS – 0.0%
Oil & Gas Equipment & Services – 0.0%
Sanchez Energy Corp. (e)	1,370	35,620
TOTAL COMMON STOCKS (Cost $30,998)		36,908
Money Market Fund – 10.0%

Fidelity Cash Central Fund, 0.12% (k) (Cost $136,107,278)	136,081,045	136,108,262
TOTAL INVESTMENT IN SECURITIES – 100.9% (Cost $1,325,977,765)		1,377,160,282
NET OTHER ASSETS (LIABILITIES) – (0.9%)		(11,938,779)
NET ASSETS – 100.0%		$ 1,365,221,503

See accompanying notes which are an integral part of the financial statements.
68

TBA Sale Commitments
	Principal Amount	Value
Uniform Mortgage Backed Securities
3.50% 9/1/50	$ (2,800,000)	$ (2,953,236)
TOTAL TBA SALE COMMITMENTS (Proceeds $2,953,125)		$(2,953,236)

Legend
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $251,829,171 or 18.4% of net assets.
(b)	Non-income producing - Security is in default.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Level 3 security.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	A portion of the security sold on a delayed delivery basis.
(h)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(i)	Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.
(j)	Non-income producing.
(k)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$439,895
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
See accompanying notes which are an integral part of the financial statements.
69

Fidelity® Total Bond ETF
Schedule of Investments–continued
Investment Valuation
The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Corporate Bonds	$ 554,074,940	$ —	$ 554,050,740	$ 24,200
U.S. Treasury Obligations	394,122,580	—	394,122,580	—
U.S. Government Agency - Mortgage Securities	189,936,534	—	189,936,534	—
Asset-Backed Securities	52,381,314	—	52,381,314	—
Collateralized Mortgage Obligations	26,431,765	—	26,431,765	—
Foreign Government and Government Agency Obligations	18,560,783	—	18,560,783	—
Municipal Securities	4,717,823	—	4,717,823	—
Bank Loan Obligations	789,373	—	789,373	—
Common Stocks	36,908	1,288	—	35,620
Money Market Funds	136,108,262	136,108,262	—	—
Total Investments in Securities:	$ 1,377,160,282	$ 136,109,550	$ 1,240,990,912	$ 59,820

Other Financial Instruments:
TBA Sale Commitments	$ (2,953,236)	$ —	$ (2,953,236)	$ —
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	88.7
Cayman Islands	3.1
United Kingdom	1.7
Mexico	1.1
Others (Individually Less Than 1%)	6.1
100.7%
See accompanying notes which are an integral part of the financial statements.
70

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71

Financial Statements
Statements of Assets and Liabilities
August 31, 2020
	Fidelity Corporate Bond ETF	Fidelity Limited Term Bond ETF	Fidelity Low Duration Bond Factor ETF	Fidelity Total Bond ETF
Assets
Investments in securities, at value – See accompanying schedule:
Unaffiliated issuers	$197,691,221	$174,098,531	$178,441,369	$1,241,052,020
Fidelity Central Funds	8,543,139	6,384,008	12,195,843	136,108,262
Total Investments in Securities	$206,234,360	$180,482,539	$190,637,212	$1,377,160,282
Cash	—	23,997	14,926	21,953
Receivable for investments sold
Regular delivery	—	—	2,033,164	1,222,624
Delayed delivery	—	—	—	2,968,410
Receivable for fund shares sold	—	—	—	2,735,542
Distributions receivable from Fidelity Central Funds	1,116	586	1,310	10,786
Interest receivable	1,743,649	951,733	306,350	8,601,079
Total assets	207,979,125	181,458,855	192,992,962	1,392,720,676
Liabilities
Payable for investments purchased
Regular delivery	553,196	—	1,649,338	6,237,142
Delayed delivery	—	47,937	—	15,024,915
TBA sale commitments, at value (proceeds $-, $-, $- and $2,953,125, respectively)	—	—	—	2,953,236
Distributions payable	432,900	175,950	105,000	2,888,632
Accrued management fees	61,271	51,264	22,718	395,248
Total liabilities	1,047,367	275,151	1,777,056	27,499,173
Net Assets	$206,931,758	$181,183,704	$191,215,906	$1,365,221,503
Net Assets consist of:
Paid in capital	195,521,879	178,734,959	190,306,093	1,282,554,297
Total accumulated earnings (loss)	11,409,879	2,448,745	909,813	82,667,206
Net Assets	$206,931,758	$181,183,704	$191,215,906	$1,365,221,503
Shares outstanding	3,700,000	3,450,000	3,750,000	24,952,000
Net Asset Value, offering price and redemption price per share	$ 55.93	$ 52.52	$ 50.99	$ 54.71
Investments at cost – Unaffiliated issuers	$187,033,819	$171,470,588	$176,979,882	$1,189,870,487
Investments at cost – Fidelity Central Funds	8,543,056	6,384,006	12,195,843	136,107,278
Investments at cost	$195,576,875	$177,854,594	$189,175,725	$1,325,977,765
See accompanying notes which are an integral part of the financial statements.
72

Statements of Operations
For the year ended August 31, 2020
	Fidelity Corporate Bond ETF	Fidelity Limited Term Bond ETF	Fidelity Low Duration Bond Factor ETF	Fidelity Total Bond ETF
Investment Income
Interest	$ 4,955,737	$ 3,767,476	$ 3,302,825	$ 30,117,893
Income from Fidelity Central Funds	39,829	14,183	50,322	439,895
Total income	4,995,566	3,781,659	3,353,147	30,557,788
Expenses
Management fees	553,556	569,529	256,631	3,822,563
Independent trustees' compensation	473	501	529	3,229
Commitment fees	340	355	—	2,348
Total expenses before reductions	554,369	570,385	257,160	3,828,140
Expense reductions	(1,437)	(285)	(2,914)	(3,706)
Total expenses	552,932	570,100	254,246	3,824,434
Net investment income (loss)	4,442,634	3,211,559	3,098,901	26,733,354
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	2,176,816	1,415,222	(574,940)	35,191,878
Net realized gain (loss) on Fidelity Central Funds	186	(840)	80	(511)
Net realized gain (loss) on In-kind redemptions	265,126	3,425,693	18,576	708,371
Total net realized gain (loss)	2,442,128	4,840,075	(556,284)	35,899,738
Change in net unrealized appreciation (depreciation) on investment securities	4,352,447	(471,722)	667,566	20,078,756
Change in net unrealized appreciation (depreciation) on Fidelity Central Funds	—	(6)	—	(451)
Change in net unrealized appreciation (depreciation) on Delayed delivery commitments	—	—	—	(111)
Total change in net unrealized appreciation (depreciation)	4,352,447	(471,728)	667,566	20,078,194
Net gain (loss)	6,794,575	4,368,347	111,282	55,977,932
Net increase (decrease) in net assets resulting from operations	$11,237,209	$ 7,579,906	$ 3,210,183	$ 82,711,286
See accompanying notes which are an integral part of the financial statements.
73

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity Corporate Bond ETF		Fidelity Limited Term Bond ETF
	Year ended August 31, 2020	Year ended August 31, 2019	Year ended August 31, 2020	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,442,634	$ 2,467,204	$ 3,211,559	$ 3,697,923
Net realized gain (loss)	2,442,128	(336,776)	4,840,075	(477,048)
Change in net unrealized appreciation (depreciation)	4,352,447	7,944,816	(471,728)	4,136,169
Net increase (decrease) in net assets resulting from operations	11,237,209	10,075,244	7,579,906	7,357,044
Distributions to shareholders	(4,449,450)	(2,465,250)	(3,246,850)	(3,704,000)
Share transactions
Proceeds from sales of shares	93,045,226	66,635,628	240,154,010	12,438,416
Cost of shares redeemed	(20,723,268)	(4,785,823)	(190,966,794)	(78,706,441)
Net increase (decrease) in net assets resulting from share transactions	72,321,958	61,849,805	49,187,216	(66,268,025)
Total increase (decrease) in net assets	79,109,717	69,459,799	53,520,272	(62,614,981)
Net Assets
Beginning of year	127,822,041	58,362,242	127,663,432	190,278,413
End of year	$206,931,758	$127,822,041	$ 181,183,704	$127,663,432
Other Information
Shares
Sold	1,700,000	1,300,000	4,650,000	250,000
Redeemed	(400,000)	(100,000)	(3,700,000)	(1,600,000)
Net increase (decrease)	1,300,000	1,200,000	950,000	(1,350,000)

See accompanying notes which are an integral part of the financial statements.
74

Statements of Changes in Net Assets
	Fidelity Low Duration Bond Factor ETF		Fidelity Total Bond ETF
	Year ended August 31, 2020	Year ended August 31, 2019	Year ended August 31, 2020	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,098,901	$ 1,459,670	$ 26,733,354	$ 16,461,974
Net realized gain (loss)	(556,284)	161,934	35,899,738	397,470
Change in net unrealized appreciation (depreciation)	667,566	783,682	20,078,194	39,024,720
Net increase (decrease) in net assets resulting from operations	3,210,183	2,405,286	82,711,286	55,884,164
Distributions to shareholders	(3,253,525)	(1,445,750)	(28,071,550)	(16,753,048)
Share transactions
Proceeds from sales of shares	119,529,263	98,044,019	690,482,395	297,386,885
Cost of shares redeemed	(37,293,765)	—	(141,095,205)	(2,416,174)
Net increase (decrease) in net assets resulting from share transactions	82,235,498	98,044,019	549,387,190	294,970,711
Total increase (decrease) in net assets	82,192,156	99,003,555	604,026,926	334,101,827
Net Assets
Beginning of year	109,023,750	10,020,195	761,194,577	427,092,750
End of year	$191,215,906	$109,023,750	$1,365,221,503	$761,194,577
Other Information
Shares
Sold	2,350,000	1,950,000	13,100,000	5,950,000
Redeemed	(750,000)	—	(2,800,000)	(50,000)
Net increase (decrease)	1,600,000	1,950,000	10,300,000	5,900,000
See accompanying notes which are an integral part of the financial statements.
75

Financial Statements  – continued
Financial Highlights
	Fidelity Corporate Bond ETF
	Year ended August 31, 2020	Year ended August 31, 2019	Year ended August 31, 2018	Year ended August 31, 2017	Year ended August 31, 2016
Selected Per-Share Data
Net asset value, beginning of period	$ 53.26	$ 48.64	$ 50.97	$ 51.20	$ 48.59
Income from Investment Operations
Net investment income (loss)A	1.546	1.732	1.599	1.444	1.587
Net realized and unrealized gain (loss)	2.655	4.610	(2.311)	(0.243)	2.805
Total from investment operations	4.201	6.342	(0.712)	1.201	4.392
Distributions from net investment income	(1.531)	(1.722)	(1.618)	(1.431)	(1.594)
Distributions from net realized gain	—	—	—	—	(0.188)
Total distributions	(1.531)	(1.722)	(1.618)	(1.431)	(1.782)
Net asset value, end of period	$ 55.93	$ 53.26	$ 48.64	$ 50.97	$ 51.20
Total ReturnB	8.06%	13.39%	(1.41)%	2.43%	9.30%
Ratios to Average Net AssetsC,D
Expenses before reductions	.36%	.36%	.42%	.45%	.45%
Expenses net of fee waivers, if any	.36%	.36%	.42%	.45%	.45%
Expenses net of all reductions	.36%	.36%	.42%	.45%	.45%
Net investment income (loss)	2.88%	3.45%	3.22%	2.87%	3.24%
Supplemental Data
Net assets, end of period (000 omitted)	$206,932	$127,822	$58,362	$63,711	$40,959
Portfolio turnover rateE	31% F	40%	81% F	29%	37%

A	Calculated based on average shares outstanding during the period.
B	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
C	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
D	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
E	Amount does not include the portfolio activity of any underlying funds.
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
76

Financial Highlights
	Fidelity Limited Term Bond ETF
	Year ended August 31, 2020	Year ended August 31, 2019	Year ended August 31, 2018	Year ended August 31, 2017	Year ended August 31, 2016
Selected Per-Share Data
Net asset value, beginning of period	$ 51.07	$ 49.42	$ 50.60	$ 50.85	$ 49.90
Income from Investment Operations
Net investment income (loss)A	1.039	1.344	1.072	0.767	0.681
Net realized and unrealized gain (loss)	1.495	1.687	(1.201)	(0.131)	0.990
Total from investment operations	2.534	3.031	(0.129)	0.636	1.671
Distributions from net investment income	(1.084)	(1.381)	(1.051)	(0.836)	(0.721)
Distributions from net realized gain	—	—	—	(0.050)	—
Total distributions	(1.084)	(1.381)	(1.051)	(0.886)	(0.721)
Net asset value, end of period	$ 52.52	$ 51.07	$ 49.42	$ 50.60	$ 50.85
Total ReturnB	5.04%	6.22%	(0.23)%	1.27%	3.37%
Ratios to Average Net AssetsC,D
Expenses before reductions	.36%	.36%	.41%	.45%	.45%
Expenses net of fee waivers, if any	.36%	.36%	.41%	.45%	.45%
Expenses net of all reductions	.36%	.36%	.41%	.45%	.45%
Net investment income (loss)	2.02%	2.69%	2.15%	1.54%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$181,184	$127,663	$190,278	$103,725	$134,759
Portfolio turnover rateE,F	102%	32%	113%	206%	265%

A	Calculated based on average shares outstanding during the period.
B	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
C	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
D	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
E	Amount does not include the portfolio activity of any underlying funds.
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
77

Financial Statements  – continued
Financial Highlights
	Fidelity Low Duration Bond Factor ETF
	Year ended August 31, 2020	Year ended August 31, 2019	Year ended August 31, 2018A
Selected Per-Share Data
Net asset value, beginning of period	$ 50.71	$ 50.10	$ 50.00
Income from Investment Operations
Net investment income (loss)B	0.913	1.479	0.279
Net realized and unrealized gain (loss)	0.325	0.469	0.096
Total from investment operations	1.238	1.948	0.375
Distributions from net investment income	(0.958)	(1.338)	(0.275)
Total distributions	(0.958)	(1.338)	(0.275)
Net asset value, end of period	$ 50.99	$ 50.71	$ 50.10
Total ReturnC,D	2.48%	3.95%	0.75%
Ratios to Average Net AssetsE,F
Expenses before reductions	.15%	.15%	.15% G
Expenses net of fee waivers, if any	.15%	.15%	.15% G
Expenses net of all reductions	.15%	.15%	.15% G
Net investment income (loss)	1.81%	2.90%	2.51% G
Supplemental Data
Net assets, end of period (000 omitted)	$191,216	$109,024	$10,020
Portfolio turnover rateH	43% I	14%	2% J

A	For the period June 12, 2018 (commencement of operations) to August 31, 2018.
B	Calculated based on average shares outstanding during the period.
C	Total returns for periods of less than one year are not annualized.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
G	Annualized.
H	Amount does not include the portfolio activity of any underlying funds.
I	Portfolio turnover rate excludes securities received or delivered in-kind.
J	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
78

Financial Highlights
	Fidelity Total Bond ETF
	Year ended August 31, 2020	Year ended August 31, 2019	Year ended August 31, 2018	Year ended August 31, 2017	Year ended August 31, 2016
Selected Per-Share Data
Net asset value, beginning of period	$ 51.95	$ 48.80	$ 50.51	$ 50.82	$ 49.08
Income from Investment Operations
Net investment income (loss)A	1.323	1.502	1.334	1.225	1.463
Net realized and unrealized gain (loss)	2.812	3.147	(1.690)	(0.242)	1.813
Total from investment operations	4.135	4.649	(0.356)	0.983	3.276
Distributions from net investment income	(1.375)	(1.499)	(1.354)	(1.279)	(1.536)
Return of capital	—	—	—	(0.014)	—
Total distributions	(1.375)	(1.499)	(1.354)	(1.293)	(1.536)
Net asset value, end of period	$ 54.71	$ 51.95	$ 48.80	$ 50.51	$ 50.82
Total ReturnB	8.10%	9.73%	(0.69)%	1.99%	6.84%
Ratios to Average Net AssetsC,D
Expenses before reductions	.36%	.36%	.41%	.45%	.45%
Expenses net of fee waivers, if any	.36%	.36%	.41%	.45%	.45%
Expenses net of all reductions	.36%	.36%	.41%	.45%	.45%
Net investment income (loss)	2.51%	3.01%	2.70%	2.45%	2.98%
Supplemental Data
Net assets, end of period (000 omitted)	$1,365,222	$761,195	$427,093	$280,414	$172,898
Portfolio turnover rateE	112% F	150% F	91% F	128%	158% F

A	Calculated based on average shares outstanding during the period.
B	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
C	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
D	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
E	Amount does not include the portfolio activity of any underlying funds.
F	Portfolio turnover rate excludes securities received or delivered in-kind.
See accompanying notes which are an integral part of the financial statements.
79

Notes to Financial Statements
For the year ended August 31, 2020
1. Organization.
Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF, Fidelity Low Duration Bond Factor ETF and Fidelity Total Bond ETF (the Funds) are exchange-traded funds of Fidelity Merrimack Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds’ Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the Fair Value Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value each Fund’s investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized
80

3. Significant Accounting Policies – continued

as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2020, is included at the end of each Fund’s Schedule of Investments.
Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business of NYSE Arca for Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF and Fidelity Total Bond ETF and of Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Low Duration Bond Factor ETF, normally 4:00 p.m. Eastern time. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statements of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2020, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to prior period premium and discount on debt securities, redemptions in kind, capital loss carryforwards and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Corporate Bond ETF	$ 195,627,996	$ 11,900,056	$ (1,293,692)	$ 10,606,364
Fidelity Limited Term Bond ETF	177,855,873	2,998,761	(372,095)	2,626,666
Fidelity Low Duration Bond Factor ETF	189,198,499	1,598,760	(160,047)	1,438,713
81

Notes to Financial Statements  – continued
3. Significant Accounting Policies – continued

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Total Bond ETF	$ 1,326,306,919	$ 63,477,259	$ (12,623,896)	$ 50,853,363
The tax-based components of distributable earnings as of period end were as follows for each Fund:
	Undistributed ordinary income	Undistributed capital gains	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Corporate Bond ETF	$ 526,500	$ 277,015	$ —	$ 10,606,364
Fidelity Limited Term Bond ETF	—	—	(1,971)	2,626,666
Fidelity Low Duration Bond Factor ETF	24,273	—	(553,173)	1,438,713
Fidelity Total Bond ETF	13,856,042	17,957,912	—	50,853,363
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal year end and is subject to adjustment.
	No-expiration Short-term	No-expiration Long-term	Total capital loss carryforward
Fidelity Corporate Bond ETF	$ —	$ —	$ —
Fidelity Limited Term Bond ETF	(1,971)	—	(1,971)
Fidelity Low Duration Bond Factor ETF	(553,173)	—	(553,173)
Fidelity Total Bond ETF	—	—	—
The tax character of distributions paid was as follows:
August 31, 2020
	Ordinary Income	Long-Term Capital Gain	Tax Return Of Capital	Total
Fidelity Corporate Bond ETF	$ 4,449,450	$ —	$ —	$ 4,449,450
Fidelity Limited Term Bond ETF	3,246,850	—	—	3,246,850
Fidelity Low Duration Bond Factor ETF	3,245,196	8,329	—	3,253,525
Fidelity Total Bond ETF	28,071,550	—	—	28,071,550

August 31, 2019
Fidelity Corporate Bond ETF	$ 2,465,250	$ —	$ —	$ 2,465,250
Fidelity Limited Term Bond ETF	3,704,000	—	—	3,704,000
Fidelity Low Duration Bond Factor ETF	1,445,750	—	—	1,445,750
Fidelity Total Bond ETF	16,753,048	—	—	16,753,048
Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, certain Funds transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools.
82

3. Significant Accounting Policies – continued

The Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to each Fund’s portfolio turnover rate.
Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Funds' right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.
TBA securities subject to a forward commitment to sell at period end are included at the end of each applicable Fund's Schedule of Investments under the caption "TBA Sale Commitments.” The proceeds and value of these commitments are reflected in the each applicable Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.
Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.
Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, are noted in the table below.
	Purchases	Sales
Fidelity Corporate Bond ETF	$ 79,086,596	$ 25,549,699
Fidelity Limited Term Bond ETF	83,834,196	46,100,577
Fidelity Low Duration Bond Factor ETF	134,574,946	58,463,229
Fidelity Total Bond ETF	431,587,496	106,769,939
Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.
	In-kind Subscriptions	In-kind Redemptions
Fidelity Corporate Bond ETF	$ 26,230,491	$ 12,946,139
Fidelity Limited Term Bond ETF	113,321,469	128,404,648
Fidelity Low Duration Bond Factor ETF	—	11,627,552
Fidelity Total Bond ETF	88,867,859	20,657,033
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .36% of each Fund's average net assets for Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF and Fidelity Total Bond ETF. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to the investment adviser is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees. Effective January 1, 2020, investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".
83

Notes to Financial Statements  – continued
5. Fees and Other Transactions with Affiliates – continued

Fidelity Low Duration Bond Factor ETF's management fee is based on an annual rate of .15% of average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholders meeting expenses.
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statements of Operations, and are as follows:
Amount
Fidelity Corporate Bond ETF	$ 340
Fidelity Limited Term Bond ETF	355
Fidelity Total Bond ETF	2,348
During the period there were no borrowings on this line of credit.
7. Expense Reductions.
Through arrangements with each applicable Fund’s custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund’s expenses by the following amounts:
Amount
Fidelity Corporate Bond ETF	$ 1,437
Fidelity Limited Term Bond ETF	285
Fidelity Low Duration Bond Factor ETF	2,914
Fidelity Total Bond ETF	3,706
8. Share Transactions.
The Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and cash to a Fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.
To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Funds of all or a portion of the applicable deposit securities. In these circumstances, the Authorized Participant provides collateral to the custodian, on behalf of the Funds, in an amount up to 115% of the daily mark-to-market value of the deposit securities not yet received.
9. Other.
The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
10. Credit Risk.
The Funds may invest a portion of their assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
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11. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds’ performance.
85

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Merrimack Street Trust and Shareholders of Fidelity Total Bond ETF, Fidelity Low Duration Bond Factor ETF, Fidelity Limited Term Bond ETF and Fidelity Corporate Bond ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Total Bond ETF, Fidelity Low Duration Bond Factor ETF, Fidelity Limited Term Bond ETF and Fidelity Corporate Bond ETF (four of the funds constituting Fidelity Merrimack Street Trust, hereafter collectively referred to as the "Funds") as of August 31, 2020, the related statements of operations for the year ended August 31, 2020, the statements of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2020 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian, issuers of privately offered securities, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
October 15, 2020
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
86

Premium/Discount Analysis (Unaudited)
Shares of each fund are listed on NYSE Arca or CboeBZX and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund’s NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on NYSE Arca or CboeBZX.
Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund’s NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.
The chart below presents information about the differences between each fund’s daily closing market price and each fund’s NAV.
Fidelity Corporate Bond ETF
Period Ended August 31, 2020
From August 31, 2015 to August 31, 2020	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	264	20.95%	441	35.00%
25 - <50	80	6.35%	363	28.81%
50 - <75	4	0.32%	75	5.95%
75 - <100	0	—	19	1.51%
100 or above	9	0.71%	5	0.40%
Total	357	28.33%	903	71.67%

Fidelity Limited Term Bond ETF
Period Ended August 31, 2020
From August 31, 2015 to August 31, 2020	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	452	35.87%	628	49.84%
25 - <50	22	1.75%	127	10.08%
50 - <75	12	0.95%	13	1.03%
75 - <100	1	0.08%	0	—
100 or above	5	0.40%	0	—
Total	492	39.05%	768	60.95%

Fidelity Low Duration Bond Factor ETF
Period Ended August 31, 2020
From commencement of operations * to August 31, 2020	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	39	6.99%	477	85.48%
25 - <50	6	1.08%	19	3.41%
50 - <75	3	0.54%	0	—
75 - <100	2	0.36%	0	—
100 or above	11	1.97%	1	0.18%
Total	61	10.93%	497	89.07%
*From June 14, 2018, date initially listed on the CboeBZX exchange.
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Premium/Discount Analysis (Unaudited)  – continued
Fidelity Total Bond ETF
Period Ended August 31, 2020
From August 31, 2015 to August 31, 2020	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	60	4.76%	686	54.44%
25 - <50	6	0.48%	439	34.84%
50 - <75	4	0.32%	42	3.33%
75 - <100	0	—	12	0.95%
100 or above	7	0.56%	4	0.32%
Total	77	6.11%	1183	93.89%
88

Trustees and Officers (Unaudited)
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Each of the Trustees oversees 278 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-FIDELITY.
Experience, Skills, Attributes, and Qualifiﬁcations of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The funds’ Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
89

Trustees and Officers (Unaudited)  – continued
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds’ activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds’ business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds’ exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds’ activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds’ Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds’ Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2012
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.
* Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
90

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2013
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2013
Trustee
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Trustees and Officers (Unaudited)  – continued
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Chairman of the Independent Trustees
Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2013
Trustee
Vice Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.
Marie L. Knowles (1946)
Year of Election or Appointment: 2013
Trustee
Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Offiﬃcers:
Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2017
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Name, Year of Birth; Principal Occupation
Anti-Money Laundering (AML) Officer
Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
93

Trustees and Officers (Unaudited)  – continued
Name, Year of Birth; Principal Occupation
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jamie Pagliocco (1964)
Year of Election or Appointment: 2020
Vice President
Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.
Kenneth B. Robins (1969)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.
Marc L. Spector (1972)
Year of Election or Appointment: 2016
Deputy Treasurer
Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).
94

Shareholder Expense Example (Unaudited)
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2020 to August 31, 2020).
Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Annualized Expense RatioA	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During PeriodB March 1, 2020 to August 31, 2020
Fidelity Corporate Bond ETF	0.36%
Actual		$ 1,000.00	$ 1,036.10	$ 1.84
Hypothetical C		$ 1,000.00	$ 1,023.33	$ 1.83
Fidelity Limited Term Bond ETF	0.36%
Actual		$ 1,000.00	$ 1,025.60	$ 1.83
Hypothetical C		$ 1,000.00	$ 1,023.33	$ 1.83
Fidelity Low Duration Bond Factor ETF	0.15%
Actual		$ 1,000.00	$ 1,007.60	$ 0.76
Hypothetical C		$ 1,000.00	$ 1,024.38	$ 0.76
Fidelity Total Bond ETF	0.36%
Actual		$ 1,000.00	$ 1,047.30	$ 1.85
Hypothetical C		$ 1,000.00	$ 1,023.33	$ 1.83

A	Annualized expense ratio reflects expenses net of applicable fee waivers.
B	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
C	5% return per year before expenses.
95

Distributions (Unaudited)
The Board of Trustees of each fund voted to pay shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income.
	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Corporate Bond ETF	10/1/2020	9/29/2020	$0.112	$0.00
Fidelity Limited Term Bond ETF	10/1/2020	9/29/2020	$0.052	$0.00
Fidelity Low Duration Bond Factor ETF	10/1/2020	9/29/2020	$0.026	$0.00
Fidelity Total Bond ETF	10/1/2020	9/29/2020	$0.111	$0.00
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended August 31, 2020, or, if subsequently determined to be different, the net capital gain of such year.
Fidelity Corporate Bond ETF	$ 277,015
Fidelity Total Bond ETF	$17,957,912
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:
Fidelity Corporate Bond ETF	3%
Fidelity Limited Term Bond ETF	9%
Fidelity Low Duration Bond Factor ETF	10%
Fidelity Total Bond ETF	8%
The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2020 to August 31, 2020 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:
Fidelity Corporate Bond ETF	$ 3,650,329
Fidelity Limited Term Bond ETF	$ 2,872,477
Fidelity Low Duration Bond Factor ETF	$ 2,263,301
Fidelity Total Bond ETF	$22,888,977
The funds will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.
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99

FIXETF-ANN-1020
1.9864852.105

Item 2.	Code of Ethics

As of the end of the period, August 31, 2020, Fidelity Merrimack Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF, Fidelity Low Duration Bond Factor ETF and Fidelity Total Bond ETF (the “Funds”):

Services Billed by PwC

August 31, 20120 FeesA

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond ETF	$34,000	$—	$6,800	$1,700
Fidelity Limited Term Bond ETF	$35,800	$—	$7,100	$1,800
Fidelity Low Duration Bond Factor ETF	$36,100	$—	$7,200	$1,800
Fidelity Total Bond ETF	$38,500	$—	$7,600	$1,900

August 31, 2019 FeesA

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond ETF	$40,000	$—	$2,800	$1,900
Fidelity Limited Term Bond ETF	$41,000	$—	$3,700	$2,000
Fidelity Low Duration Bond Factor ETF	$42,000	$—	$3,400	$1,900
Fidelity Total Bond ETF	$44,000	$—	$5,300	$2,100

A	Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2020A	August 31, 2019A
Audit-Related Fees	$9,030,200	$7,890,000
Tax Fees	$20,800	$10,000
All Other Fees	$—	$—

A	Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund’s financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

*    *    *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2020A	August 31, 2019A
PwC	$14,134,500	$12,595,000

A	Amounts may reflect rounding.

The trust’s Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.	Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. As of August 31, 2020, the members of the Audit Committee were Elizabeth S. Acton, Ann E. Dunwoody, John Engler, Robert F. Gartland, Arthur E. Johnson, Michael E. Kenneally, Marie L. Knowles and Mark A. Murray.

Item 6.	Investments

(a)	Not applicable.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3)	Not applicable.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Merrimack Street Trust

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 20, 2020

By:	/s/ John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 20, 2020